                                            Registration Statement No. 333-58783
                                                                       811-08867

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              Post-Effective No. 5

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Post-Effective No. 5


           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b) of Rule 485.
----
  X          on May 1, 2001 pursuant to paragraph (b) of Rule 485.
----
             60 days after filing pursuant to paragraph (a)(1) of Rule 485.
----
             on             pursuant to paragraph (a)(1) of Rule 485.
----            -----------

If appropriate, check the following box:

             this post-effective amendment designates a new effective date for a
----         previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                TRAVELERS RETIREMENT ACCOUNT ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS RETIREMENT ACCOUNT, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") and any applicable purchase payment credits accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund
Managed Assets Trust
High Yield Bond Trust
Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
CITISTREET FUNDS, INC.(1)
  Diversified Bond Fund(2)
  International Stock Fund(3)
  Large Company Stock Fund(4)
  Small Company Stock Fund(5)
CREDIT SUISSE WARBURG PINCUS TRUST
  Emerging Markets Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
  Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio -- Initial Shares
  Small Cap Portfolio -- Initial Shares
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Equity Index Portfolio Class II
  Fundamental Value Portfolio
JANUS ASPEN SERIES
  Aggressive Growth Portfolio -- Service Shares
  Balanced Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares
PIMCO VARIABLE INSURANCE TRUST
  Total Return Bond Portfolio
PUTNAM VARIABLE TRUST
  Putman VT International Growth Fund -- Class IB Shares Putman VT Small Cap Value Fund -- Class IB Shares
  Putman VT Voyager II Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Capital Fund
  Investors Fund
  Small Cap Growth Fund
  Total Return Fund
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio
  Smith Barney Premier Selection All Cap Growth Portfolio STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II(6)
TRAVELERS SERIES FUND, INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth Portfolio(7) Smith Barney Large Capitalization Growth Portfolio
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  Equity Income Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Social Awareness Stock Portfolio
  Travelers Quality Bond Portfolio
  U.S. Government Securities Portfolio
  Utilities Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio -- Class II Shares
  Enterprise Portfolio -- Class II Shares
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities Portfolio VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Asset Manager Portfolio -- Service Class 2
  Contrafund(R) Portfolio -- Service Class 2
VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Dynamic Capital Appreciation Portfolio -- Service   Class 2
  Mid Cap Portfolio -- Service Class 2

---------------
(1) formerly American Odyssey Funds, Inc.
(2) formerly Long-Term Bond Fund
(3) formerly International Equity Fund
(4) formerly Core Equity Fund
(5) formerly Emerging Opportunities Fund
(6) formerly Strong Schafer Value Fund II
(7) formerly Smith Barney International Equity Fund

We also offer variable annuity contracts that do not have purchase payment credits, and therefore may have lower fees. Over time, the value of the purchase payment credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states. The Fixed Account is described in a separate prospectus. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9406 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS ACCOMPANIED BY EITHER A COPY OF THE TRAVELERS INSURANCE COMPANY'S OR THE TRAVELERS LIFE AND ANNUITY COMPANY'S LATEST ANNUAL REPORT FILED ON FORM 10-K FOR THE PERIOD ENDED DECEMBER 31, 2000, DEPENDING ON WHICH CONTRACT YOU PURCHASED. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms....................      2
Summary...................................      3
Fee Table.................................      6
Condensed Financial Information...........     14
The Annuity Contract......................     14
  Contract Owner Inquiries................     14
  Purchase Payments.......................     14
  Purchase Payment Credits................     14
  Conservation Credits....................     15
  Accumulation Units......................     15
  The Variable Funding Options............     15
The Fixed Account.........................     21
Charges and Deductions....................     21
  General.................................     21
  Withdrawal Charge.......................     22
  Free Withdrawal Allowance...............     23
  Transfer Charge.........................     23
  Mortality and Expense Risk Charge.......     23
  Variable Funding Option Expenses........     23
  Floor Benefit/Liquidity Benefit
    Charges...............................     23
  CHART Asset Allocation Program Charges..     23
  Premium Tax.............................     23
  Changes in Taxes Based upon Premium or
    Value.................................     24
Transfers.................................     24
  Dollar Cost Averaging...................     24
Access to Your Money......................     25
  Systematic Withdrawals..................     25
  Managed Distribution Program............     25
Ownership Provisions......................     26
  Types of Ownership......................     26
    Contract Owner........................     26
    Beneficiary...........................     26
Death Benefit.............................     26
  Death Proceeds Before the Maturity
    Date..................................     26
  Payment of Proceeds.....................     27
  Death Proceeds After the Maturity
    Date..................................     28
The Annuity Period........................     28
  Maturity Date...........................     28
  Liquidity Benefit.......................     29
  Allocation of Annuity...................     29
  Variable Annuity........................     29
  Fixed Annuity...........................     30
Payment Options...........................     30
  Election of Options.....................     30
  Annuity Options.........................     31
Miscellaneous Contract Provisions.........     32
  Right to Return.........................     32
  Termination.............................     32
  Required Reports........................     32
  Suspension of Payments..................     32
The Separate Accounts.....................     32
  Performance Information.................     33
Federal Tax Considerations................     34
  General Taxation of Annuities...........     34
  Qualified Annuity Contracts.............     34
  Penalty Tax for Premature
    Distributions.........................     35
  Diversification Requirements for
    Variable Annuities....................     35
  Ownership of the Investments............     35
  Mandatory Distributions for Qualified
    Plans.................................     35
  Taxation of Death Benefit Proceeds......     35
Available Information.....................     35
Incorporation of Certain Documents By
  Reference...............................     36
Other Information.........................     36
  The Insurance Companies.................     36
  Financial Statements....................     37
  Distribution of Variable Annuity
    Contracts.............................     37
  Conformity with State and Federal
    Laws..................................     37
  Voting Rights...........................     37
  Legal Proceedings and Opinions..........     37
APPENDIX A: Condensed Financial
  Information for The Travelers Insurance
  Company: Separate Account Five..........    A-1
APPENDIX B: Condensed Financial
  Information for The Travelers Life and
  Annuity Company: Separate Account Six...    B-1
APPENDIX C: Waiver of Withdrawal Charge
  for Nursing Home Confinement............    C-1
APPENDIX D: Market Value Adjustment.......    D-1
APPENDIX E: Contents of the Statement of
  Additional Information..................    E-1
Financial Statements......................

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation unit.........................     15
Accumulation period.......................     15
Annuitization credit......................     29
Annuity payments..........................     29
Annuity unit..............................     15
Cash surrender value......................     25
Conservation credit.......................     15
Contract date.............................     14
Contract owner (You, Your)................     26
Contract value............................     14
Contract year.............................     14
Death report date.........................     26
Fixed Account.............................    C-1
Funding Option(s).........................     15
Maturity date.............................     29
Purchase payment..........................     14
Purchase payment credit...................     14
Underlying fund...........................     15
Written request...........................     14

                                    SUMMARY:
                          TRAVELERS RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities ("Separate Account Five"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas
British Virgin Islands
Guam
New Hampshire
New Jersey
New York
U.S. Virgin Islands

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with tax qualified retirement plans ("Plans"), which include contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual contract, you are the contract owner. If a group contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual contract owner or the group participant, as applicable. We refer to both contracts and certificates as "Contracts." If a group unallocated contract is purchased, we issue only the Contract.

We issue group contracts in connection with retirement plans. Depending on your Plan, certain features and/or variable funding options described in this prospectus may not be available to you. Your Plan provisions supercede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments and associated purchase payment credits. The maximum percentage is 5%, gradually decreasing to 0% in years six and later.

If you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments, purchase payment credits and on any earnings when you make a withdrawal or begin receiving annuity payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

If you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

During the annuity period, if you have elected the Variable Annuity Floor Benefit Option and take a surrender, there will be tax implications. Consult your tax advisor.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase, subject to certain Plan restrictions under federal tax law. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. The Optional Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ASSET ALLOCATION ADVICE. If allowed you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC ("CitiStreet") for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

                                   FEE TABLE
--------------------------------------------------------------------------------
The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES
WITHDRAWAL CHARGE (as a percentage of the purchase payments and any applicable purchase payment credits withdrawn)

                  YEARS SINCE PURCHASE                      WITHDRAWAL
                      PAYMENT MADE                            CHARGE
                          0-1                                 5%
                           2                                  4%
                           3                                  3%
                           4                                  2%
                           5                                  1%
                      6 and later                             0%

During the annuity period, if you have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See "Liquidity Benefit."

ANNUAL SEPARATE ACCOUNT CHARGES:
    (as a percentage of the average daily net assets of the Separate Account)

                                                       STANDARD        OPTIONAL
                                                     DEATH BENEFIT   DEATH BENEFIT
Mortality and Expense Risk Charge..................      0.80%           1.25%
Administrative Expense Charge......................    None            None
                                                         -----           -----
          Total Separate Account Charges...........      0.80%           1.25%

VARIABLE FUNDING OPTION EXPENSES:
    (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

Each of the CitiStreet Funds is listed twice, once with and once without the optional CHART asset allocation fee of 0.80% reflected.

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               FUNDING OPTIONS:                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund......................       0.81%                    0.02%            0.83%
High Yield Bond Trust..........................       0.56%                    0.27%            0.83%
Managed Assets Trust...........................       0.56%                    0.03%            0.59%
Money Market Portfolio.........................       0.38%                    0.02%            0.40%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................       0.61%                    0.23%            0.84%
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund...........       0.49%                    0.13%            0.62%
    CitiStreet International Stock Fund........       0.58%                    0.17%            0.75%
    CitiStreet Large Company Stock Fund........       0.55%                    0.13%            0.68%
    CitiStreet Small Company Stock Fund........       0.66%                    0.18%            0.84%

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               FUNDING OPTIONS:                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
CITISTREET FUNDS, INC.*
    CitiStreet Diversified Bond Fund*..........       0.49%                    0.93%            1.42%
    CitiStreet International Stock Fund*.......       0.58%                    0.97%            1.55%
    CitiStreet Large Company Stock Fund*.......       0.55%                    0.93%            1.48%
    CitiStreet Small Company Stock Fund*.......       0.66%                    0.98%            1.64%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       1.09%                    0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.57%                    0.28%            0.85%(2)
    Small Cap Value Series.....................       0.71%                    0.14%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Shares...       0.75%                    0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Shares......       0.75%                    0.03%            0.78%(3)
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................       0.75%                    0.03%            0.78%(4)
    Equity Index Portfolio -- Class II
      Shares**.................................       0.21%       0.25%        0.04%            0.50%(5)
    Fundamental Value Portfolio................       0.75%                    0.04%            0.79%(4)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares**.................................       0.65%       0.25%        0.02%            0.92%
    Balanced Portfolio -- Service Shares**.....       0.65%       0.25%        0.02%            0.92%
    Worldwide Growth Portfolio -- Service
      Shares**.................................       0.65%       0.25%        0.05%            0.95%
OCC ACCUMULATION TRUST
    Equity Portfolio+..........................       0.80%                    0.15%            0.95%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio................       0.25%                    0.40%            0.65%(6)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares**........................       0.76%       0.25%        0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class IB
      Shares**.................................       0.80%       0.25%        0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares**.................................       0.70%       0.25%        0.30%            1.25%(7)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.58%                    0.42%            1.00%(8)
    Investors Fund.............................       0.70%                    0.21%            0.91%
    Small Cap Growth Fund......................       0.00%                    1.50%            1.50%(8)
    Total Return Fund..........................       0.46%                    0.54%            1.00%(8)
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio......       0.75%                    0.20%            0.95%(9)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.........................       0.75%                    0.20%            0.95%(9)
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II.............       1.00%                    0.20%            1.20%(10)
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund+...       0.82%                    0.43%            1.25%(11)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               FUNDING OPTIONS:                  REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio........       0.76%                    0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+.....       0.86%                    0.14%            1.00%(12)
    Equity Income Portfolio....................       0.75%                    0.07%            0.82%(13)
    Federated Stock Portfolio..................       0.69%                    0.14%            0.82%#
    Large Cap Portfolio........................       0.75%                    0.07%            0.82%(13)
    Lazard International Stock Portfolio.......       0.89%                    0.14%            1.02%#
    MFS Emerging Growth Portfolio..............       0.81%                    0.05%            0.86%
    MFS Mid Cap Growth Portfolio...............       0.86%                    0.04%            0.90%
    MFS Research Portfolio.....................       0.86%                    0.06%            0.92%
    Strategic Stock Portfolio+.................       0.66%                    0.24%            0.90%(12)
    Social Awareness Stock Portfolio...........       0.71%                    0.04%            0.75%
    Travelers Quality Bond Portfolio...........       0.38%                    0.11%            0.49%
    U.S. Government Securities Portfolio.......       0.39%                    0.09%            0.48%
    Utilities Portfolio........................       0.71%                    0.18%            0.89%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........       0.80%                    0.03%            0.83%(14)
    Alliance Growth Portfolio..................       0.80%                    0.01%            0.81%(14)
    MFS Total Return Portfolio.................       0.80%                    0.04%            0.84%(14)
    Putnam Diversified Income Portfolio........       0.75%                    0.12%            0.87%(14)
    Smith Barney Aggressive Growth Portfolio...       0.80%                    0.19%            0.99%(14)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(14)
    Smith Barney International All Cap Growth
      Portfolio................................       0.90%                    0.08%            0.98%(14)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.02%            0.77%(14)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares**.................................       0.70%       0.25%        0.05%            1.00%
    Enterprise Portfolio Class II Shares**.....       0.50%       0.25%        0.10%            0.85%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................       0.75%                    0.15%            0.90%(15)
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Service Class
      2**......................................       0.53%       0.25%        0.10%            0.88%
    Contrafund(R) Portfolio -- Service Class
      2**......................................       0.57%       0.25%        0.10%            0.92%(16)
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2**........................       0.57%       0.25%        0.61%            1.43%(17)
    Mid Cap Portfolio -- Service Class 2**.....       0.57%       0.25%        0.17%            0.99%(16)

FOOTNOTES:

 + No longer available to new contract owners.

 * Includes CHART Asset Allocation Fee of 0.80%.

** The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, or other service providers).

 # Numbers have been rounded.

 (1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fee, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

 (2) The investment adviser for the REIT SERIES and the SMALL CAP VALUE SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the funds would have been 1.03% and 0.89%, respectively.

 (3) Total Annual Operating Expenses for the VIF SMALL CAP PORTFOLIO -- INITIAL SHARES and the VIF APPRECIATION PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower that the fees given.

 (4) The Management Fee for the Portfolios includes 0.20% for fund administration.

 (5) The Management Fee includes 0.06% for fund administration.

 (6) Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to, the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (7) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

 (8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND; 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND; and 0.80%, 0.54%, and 1.34%, respectively for the TOTAL RETURN FUND.

 (9) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO and the SMITH BARNEY LARGE CAP CORE PORTFOLIO would have been 2.14% and 1.55%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%.

(10) The Adviser for STRONG MULTI CAP VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.41%.

(11) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 2.41%.

(12) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK PORTFOLIO and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.90% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.97% and 1.14%, respectively.

(13) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

(14) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(15) The Advisor has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

(16) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2, and MID CAP PORTFOLIO -- SERVICE CLASS 2 would have been 0.90% and 0.94%, respectively.

(17) The Total Annual Operating Expenses for the DYNAMIC CAPITAL APPRECIATION PORTFOLIO -- SERVICE CLASS 2 are based on estimated expenses.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume the application of a purchase payment credit of 2% when the optional death benefit has been selected.

EXAMPLE: STANDARD DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit:

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
                  FUNDING OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund.........................    67        81        99        193       17        51        89        193
High Yield Bond Trust.............................    67        81        99        193       17        51        89        193
Managed Assets Trust..............................    64        74        86        167       14        44        76        167
Money Market Portfolio............................    62        68        76        145       12        38        66        145
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund............................    67        82        99        194       17        52        89        194
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund...............    64        75        88        170       14        45        78        170
   CitiStreet International Stock Fund............    66        79        94        185       16        49        84        185
   CitiStreet Large Company Stock Fund............    65        77        91        177       15        47        81        177
   CitiStreet Small Company Stock Fund............    67        82        99        194       17        52        89        194
CITISTREET FUNDS, INC.*
   CitiStreet Diversified Bond Fund*..............    73        99       129        255       23        69       119        255
   CitiStreet International Stock Fund*...........    74       103       136        269       24        73       126        269
   CitiStreet Large Company Stock Fund*...........    73       101       132        262       23        71       122        262
   CitiStreet Small Company Stock Fund*...........    75       106       140        278       25        76       130        278
CREDIT SUISSE WARBURG PINCUS TRUST
   Emerging Markets Portfolio.....................    72        99       128        253       22        69       118        253
DELAWARE GROUP PREMIUM FUND
   REIT Series....................................    67        82       100        195       17        52        90        195
   Small Cap Value Series.........................    67        82       100        195       17        52        90        195
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio -- Initial Shares.......    66        80        96        188       16        50        86        188
   Small Cap Portfolio -- Initial Shares..........    66        80        96        188       16        50        86        188
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.........................    66        80        96        188       16        50        86        188
   Equity Index Portfolio -- Class II Shares......    63        71        81        157       13        41        71        157
   Fundamental Value Portfolio....................    66        80        97        189       16        50        87        189
JANUS ASPEN SERIES
   Aggressive Growth Portfolio -- Service
     Shares.......................................    67        84       103        203       17        54        93        203
   Balanced Portfolio -- Service Shares...........    67        84       103        203       17        54        93        203
   Worldwide Growth Portfolio -- Service Shares...    68        85       105        206       18        55        95        206
OCC ACCUMULATION TRUST
   Equity Portfolio+..............................    68        85       105        206       18        55        95        206
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio....................    65        76        89        174       15        46        79        174
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund -- Class IB
     Shares.......................................    70        92       117        232       20        62       107        232
   Putnam VT Small Cap Value Fund -- Class IB
     Shares.......................................    72        97       125        248       22        67       115        248
   Putnam VT Voyager II Fund -- Class IB Shares...    71        94       120        238       21        64       110        238
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund...................................    68        87       107        212       18        57        97        212
   Investors Fund.................................    67        84       103        202       17        54        93        202
   Small Cap Growth Fund..........................    73       102       133        264       23        72       123        264
   Total Return Fund..............................    68        87       107        212       18        57        97        212
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core Portfolio..........    68        85       105        206       18        55        95        206
   Smith Barney Premier Selection All Cap Growth
     Portfolio....................................    68        85       105        206       18        55        95        206
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II.................    70        93       118        233       20        63       108        233
THE MONTGOMERY FUNDS III
   Montgomery Variable Series: Growth Fund+.......    71        94       120        238       21        64       110        238

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
                  FUNDING OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio............    67        83       101        199       17        53        91        199
   Disciplined Small Cap Stock Portfolio+.........    68        87       107        212       18        57        97        212
   Equity Income Portfolio........................    66        81        98        192       16        51        88        192
   Federated Stock Portfolio......................    66        81        98        192       16        51        88        192
   Large Cap Portfolio............................    66        81        98        192       16        51        88        192
   Lazard International Stock Portfolio...........    68        87       109        214       18        57        99        214
   MFS Emerging Growth Portfolio..................    67        82       100        197       17        52        90        197
   MFS Mid Cap Growth Portfolio...................    67        84       102        201       17        54        92        201
   MFS Research Portfolio.........................    67        84       103        203       17        54        93        203
   Strategic Stock Portfolio+.....................    67        84       102        201       17        54        92        201
   Social Awareness Stock Portfolio...............    66        79        94        185       16        49        84        185
   Travelers Quality Bond Portfolio...............    63        71        81        156       13        41        71        156
   U.S. Government Securities Portfolio...........    63        71        80        155       13        41        70        155
   Utilities Portfolio............................    67        83       102        200       17        53        92        200
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio.............    67        81        99        193       17        51        89        193
   Alliance Growth Portfolio......................    66        81        98        191       16        51        88        191
   MFS Total Return Portfolio.....................    67        82        99        194       17        52        89        194
   Putnam Diversified Income Portfolio............    67        83       101        198       17        53        91        198
   Smith Barney Aggressive Growth Portfolio.......    68        86       107        211       18        56        97        211
   Smith Barney High Income Portfolio.............    65        76        90        175       15        46        80        175
   International All Cap Growth Portfolio.........    68        86       106        209       18        56        96        209
   Smith Barney Large Capitalization Growth
     Portfolio....................................    66        80        96        187       16        50        86        187
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II Shares......    68        87       107        212       18        57        97        212
   Enterprise Portfolio Class II Shares...........    67        82       100        195       17        52        90        195
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities
     Portfolio....................................    67        84       102        201       17        54        92        201
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio -- Service Class 2.....    67        83       101        199       17        53        91        199
   Contrafund(R) Portfolio -- Service Class 2.....    67        86       107        211       18        56        97        211
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation Portfolio --
     Service Class 2..............................    73       100       129        256       23        70       119        256
   Mid Cap Portfolio -- Service Class 2...........    68        86       107        211       18        56        97        211

* Reflects expenses that would be incurred for those contract owners who participate in the CHART Asset Allocation program.

+ No longer available to new contract owners.

EXAMPLE: OPTIONAL DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, purchase payment credits of 2%, and the charges reflected in the expense table above using the expenses for the Optional Death
Benefit:

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
                  FUNDING OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund.........................    71        95       122        241       21        65       112        241
High Yield Bond Trust.............................    71        95       122        241       21        65       112        241
Managed Assets Trust..............................    69        88       110        216       19        58       100        216
Money Market Portfolio............................    67        82       100        195       17        52        90        195
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund............................    71        95       122        242       21        65       112        242
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund...............    69        89       111        219       19        59       101        219
   CitiStreet International Stock Fund............    70        93       118        233       20        63       108        233
   CitiStreet Large Company Stock Fund............    70        91       114        225       20        61       104        225
   CitiStreet Small Company Stock Fund............    71        95       122        242       21        65       112        242
CITISTREET FUNDS, INC.*
   CitiStreet Diversified Bond Fund*..............    77       113       151        300       27        83       141        300
   CitiStreet International Stock Fund*...........    78       117       158        313       28        87       148        313
   CitiStreet Large Company Stock Fund*...........    78       115       154        306       28        85       144        306
   CitiStreet Small Company Stock Fund*...........    79       119       162        321       29        89       152        321
CREDIT SUISSE WARBURG PINCUS TRUST
   Emerging Markets Portfolio.....................    77       112       151        298       27        82       141        298
DELAWARE GROUP PREMIUM FUND
   REIT Series....................................    71        96       123        243       21        66       113        243
   Small Cap Value Series.........................    71        96       123        243       21        66       113        243
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio -- Initial Shares.......    71        94       119        236       21        64       109        236
   Small Cap Portfolio -- Initial Shares..........    71        94       119        236       21        64       109        236
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.........................    71        94       119        236       21        64       109        236
   Equity Index Portfolio -- Class II Shares......    68        85       105        206       18        55        95        206
   Fundamental Value Portfolio....................    71        94       120        237       21        64       110        237
JANUS ASPEN SERIES
   Aggressive Growth Portfolio -- Service
     Shares.......................................    72        98       126        250       22        68       116        250
   Balanced Portfolio -- Service Shares...........    72        98       126        250       22        68       116        250
   Worldwide Growth Portfolio -- Service Shares...    72        99       128        253       22        69       118        253
OCC ACCUMULATION TRUST
   Equity Portfolio+..............................    72        99       128        253       22        69       118        253
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio....................    69        90       113        222       19        60       103        222
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund -- Class IB
     Shares.......................................    75       106       140        278       25        76       130        278
   Putnam VT Small Cap Value Fund -- Class IB
     Shares.......................................    76       111       148        293       26        81       138        293
   Putnam VT Voyager II Fund -- Class IB Shares...    75       108       143        284       25        78       133        284
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund...................................    73       100       130        258       23        70       120        258
   Investors Fund.................................    72        98       126        249       22        68       116        249
   Small Cap Growth Fund..........................    78       115       155        308       28        85       145        308
   Total Return Fund..............................    73       100       130        258       23        70       120        258
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core Portfolio..........    72        99       128        253       22        69       118        253
   Smith Barney Premier Selection All Cap Growth
     Portfolio....................................    72        99       128        253       22        69       118        253
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II.................    75       106       141        279       25        76       131        279
THE MONTGOMERY FUNDS III
   Montgomery Variable Series: Growth Fund+.......    75       108       143        284       25        78       133        284
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio............    72        97       124        246       22        67       114        246
   Disciplined Small Cap Stock Portfolio+.........    73       100       130        258       23        70       120        258
   Equity Income Portfolio........................    71        95       121        240       21        65       111        240
   Federated Stock Portfolio......................    71        95       121        240       21        65       111        240
   Large Cap Portfolio............................    71        95       121        240       21        65       111        240
   Lazard International Stock Portfolio...........    73       101       132        261       23        71       122        261
   MFS Emerging Growth Portfolio..................    71        96       123        244       21        66       113        244
   MFS Mid Cap Growth Portfolio...................    72        97       125        248       22        67       115        248
   MFS Research Portfolio.........................    72        98       126        250       22        68       116        250
   Strategic Stock Portfolio+.....................    72        97       125        248       22        67       115        248
   Social Awareness Stock Portfolio...............    70        93       118        233       20        63       108        233
   Travelers Quality Bond Portfolio...............    68        85       104        205       18        55        94        205
   U.S. Government Securities Portfolio...........    68        84       104        204       18        54        94        204
   Utilities Portfolio............................    72        97       125        247       22        67       115        247

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
                  FUNDING OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio.............    71        95       122        241       21        65       112        241
   Alliance Growth Portfolio......................    71        95       121        239       21        65       111        239
   MFS Total Return Portfolio.....................    71        95       122        242       21        65       112        242
   Putnam Diversified Income Portfolio............    72        96       124        245       22        66       114        245
   Smith Barney Aggressive Growth Portfolio.......    73       100       130        257       23        70       120        257
   Smith Barney High Income Portfolio.............    69        90       113        223       19        60       103        223
   International All Cap Growth Portfolio.........    73       100       129        256       23        70       119        256
   Smith Barney Large Capitalization Growth
     Portfolio....................................    71        93       119        235       21        63       109        235
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II Shares......    73       100       130        258       23        70       120        258
   Enterprise Portfolio Class II Shares...........    71        96       123        243       21        66       113        243
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities
     Portfolio....................................    72        97       125        248       22        67       115        248
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio -- Service Class 2.....    72        97       124        246       22        67       114        246
   Contrafund(R) Portfolio -- Service Class 2.....    72        98       126        250       22        68       116        250
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation Portfolio --
     Service Class 2..............................    77       113       152        301       27        83       142        301
   Mid Cap Portfolio -- Service Class 2...........    73       100       130        257       23        70       120        257

 * Reflects expenses that would be incurred for those contract owners who participate in the CHART Asset Allocation program.

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Retirement Account is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any applicable purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase payments allocated to the Fixed Account are not eligible for purchase payment credits.

PURCHASE PAYMENT CREDITS

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each purchase payment. Each credit is added to the contract value when the corresponding purchase payment is applied, and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding options to which your purchase payment was applied. Purchase payments allocated to the Fixed Account are not eligible for purchase payment credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the purchase payment credits may exceed the sum of the purchase payment credits and related earnings. You should consider this possibility before purchasing the Contract.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your purchase payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser.

          FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund            Seeks growth of capital through the use of     Travelers Asset Management
                                     common stocks. Income is not an objective.     International Company LLC
                                     The Fund invests principally in common stocks  ("TAMIC")
                                     of small to large companies which are          Subadviser: Janus Capital Corp.
                                     expected to experience wide fluctuations in
                                     price both in rising and declining markets.
High Yield Bond Trust*               Seeks generous income. The assets of the High  TAMIC
                                     Yield Bond Trust will be invested in bonds
                                     which, as a class, sell at discounts from par
                                     value and are typically high risk securities.
Managed Assets Trust**               Seeks high total investment return through a   TAMIC
                                     fully managed investment policy in a           Subadviser: Travelers
                                     portfolio of equity, debt and convertible      Investment Management Company
                                     securities.                                    ("TIMCO")
Money Market Portfolio*              Seeks high current income from short-term      TAMIC
                                     money market instruments while preserving
                                     capital and maintaining a high degree of
                                     liquidity.
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund                Seeks to achieve long-term growth of capital   AIM Advisers, Inc. ("AIM")
                                     by investing primarily in equity securities
                                     of undervalued companies. Income is a
                                     secondary objective.
CITISTREET FUNDS, INC.
  Diversified Bond Fund*             Seeks maximum long-term total return (capital  CitiStreet Funds Management,
                                     appreciation and income) by investing          Inc. ("CitiStreet")
                                     primarily in fixed income securities.          Subadviser: Western Asset
                                                                                    Management Company; Salomon
                                                                                    Brothers Asset Management
                                                                                    ("SBAM"); and SSgA Funds
                                                                                    Management, Inc. ("SSgA")
  International Stock Fund           Seeks maximum long-term total return (capital  CitiStreet
                                     appreciation and income) by investing          Subadviser: Bank of Ireland
                                     primarily in common stocks of established      Asset Management (U.S.)
                                     non-U.S. companies.                            Limited; Smith Barney Fund
                                                                                    Management Inc. ("SBFM") and
                                                                                    SSgA
  Large Company Stock Fund           Seeks maximum long-term total return (capital  CitiStreet
                                     appreciation and income) by investing          Subadvisers: Wellington
                                     primarily in common stocks of                  Management Company, LLP; Putnam
                                     well-established companies.                    Investment Management Inc.; and
                                                                                    SSgA
  Small Company Stock Fund           Seeks maximum long-term total return (capital  CitiStreet
                                     appreciation and income) by investing          Subadviser: Cowen Asset
                                     primarily in common stocks of small            Management; SBAM and SSgA
                                     companies.
DELAWARE GROUP PREMIUM FUND
  REIT Series**                      Seeks maximum long-term total return by        Delaware Management Company,
                                     investing in securities of companies           Inc.
                                     primarily engaged in the real estate           Subadviser: Lincoln Investment
                                     industry. Capital appreciation is a secondary  Management, Inc.
                                     objective.
  Small Cap Value Series             Seeks capital appreciation by investing in     Delaware Management Company,
                                     small to mid-cap common stocks whose market    Inc.
                                     value appears low relative to their            Subadviser: Lincoln Investment
                                     underlying value or future earnings and        Management, Inc.
                                     growth potential. Emphasis will also be
                                     placed on securities of companies that may be
                                     temporarily out of favor or whose value is
                                     not yet recognized by the market.

          FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio --          Seeks primarily to provide long-term capital   The Dreyfus Corporation
  Initial Shares                     growth consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                                     capital; current income is a secondary
                                     investment objective. The portfolio invests
                                     primarily in the common stocks of domestic
                                     and foreign insurers.
  Small Cap Portfolio -- Initial     Seeks to maximize capital appreciation.        The Dreyfus Corporation
  Shares
GREENWICH STREET SERIES FUND
  Appreciation Portfolio             Seeks long term appreciation of capital by     SBFM
                                     investing primarily in equity securities.
  Equity Index Portfolio Class II    Seeks to replicate, before deduction of        TIMCO
  Shares                             expenses, the total return performance of the
                                     S&P 500 Index.
  Fundamental Value Portfolio**      Seeks long-term capital growth with current    SBFM
                                     income as a secondary objective.
JANUS ASPEN SERIES
  Aggressive Growth Portfolio --     Seeks long-term capital growth by investing    Janus Capital
  Service Shares                     primarily in common stocks selected for their
                                     growth potential, normally investing at least
                                     50% in the equity assets of medium-sized
                                     companies.
  Balanced Portfolio -- Service      Seeks long-term capital growth, consistent     Janus Capital
  Shares                             with preservation of capital and balanced by
                                     current income.
  Worldwide Growth Portfolio --      Seeks growth of capital in a manner            Janus Capital
  Service Shares                     consistent with preservation of capital by
                                     investing primarily in common stocks of
                                     companies of any size throughout the world.
PIMCO VARIABLE INSURANCE TRUST
  Total Return Bond Portfolio        Seeks maximum total return, consistent with    Pacific Investment Management
                                     preservation of capital and prudent            Company
                                     investment management, by investing primarily
                                     in investment-grade debt securities.
PUTNAM VARIABLE TRUST
  Putnam VT International Growth     Seeks capital appreciation by investing        Putnam Management ("Putnam")
  Fund -- Class IB Shares            mostly in common stocks of companies outside
                                     the United States.
  Putnam VT Small Cap Value          Seeks capital appreciation by investing        Putnam
  Fund -- Class IB Shares            mainly in common stocks of U.S. companies
                                     with a focus on value stocks.
  Putnam VT Voyager II Fund --       Seeks capital appreciation by investing        Putnam
  Class IB Shares                    mainly in common stocks of U.S. companies
                                     with a focus on growth stocks.
SALOMON BROTHERS VARIABLE SERIES
  FUND, INC.
  Capital Fund                       Seeks capital appreciation, primarily through  SBAM
                                     investments in common stocks which are
                                     believed to have above-average price
                                     appreciation potential and which may involve
                                     above average risk.
  Investors Fund                     Seeks long-term growth of capital, and,        SBAM
                                     secondarily, current income, through
                                     investments in common stocks of well-known
                                     companies.
  Small Cap Growth Fund              Seeks long-term growth of capital by           SBAM
                                     investing primarily in equity securities of
                                     companies with market capitalizations similar
                                     to that of companies included in the Russell
                                     2000 Index.
  Total Return Fund**                Seeks above-average income (compared to a      SBAM
                                     portfolio invested entirely in equity
                                     securities). Secondarily, seeks opportunities
                                     for growth of capital and income.
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core        Seeks long term growth of capital by           Travelers Investment Advisers
  Portfolio                          investing in a select group of mutual funds.   ("TIA")

          FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
  Smith Barney Premier Selection     Seeks long-term growth of capital using a      SBFM
  All Cap Growth Portfolio           multi- manager approach investing in small,
                                     medium and large size companies.
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  Strong Multi Cap Value Fund II     Seeks long-term capital appreciation. Current  Strong Capital Management Inc.
                                     income is a secondary objective when           Subadviser: Schafer Capital
                                     selecting investments The goal is to identify  Management, Inc.
                                     stocks that provide above-average earnings
                                     growth prospects at a price-to-earnings ratio
                                     lower than that of the S&P 500.
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation           Seeks capital appreciation by investing        TIA
  Portfolio                          principally in common stock, with emphasis on  Subadviser: AIM Capital
                                     medium-sized and smaller emerging growth       Management, Inc.
                                     companies.
  Alliance Growth Portfolio          Seeks long-term growth of capital. Current     TIA
                                     income is only an incidental consideration.    Subadviser: Alliance Capital
                                     The Portfolio invests predominantly in equity  Management L.P.
                                     securities of companies with a favorable
                                     outlook for earnings and whose rate of growth
                                     is expected to exceed that of the U.S.
                                     economy over time.
  MFS Total Return Portfolio**       (a balanced portfolio) Seeks to obtain above-  TIA
                                     average income (compared to a portfolio        Subadviser: Massachusetts
                                     entirely invested in equity securities)        Financial Services ("MFS")
                                     consistent with the prudent employment of
                                     capital. Generally, at least 40% of the
                                     Portfolio's assets are invested in equity
                                     securities.
  Putnam Diversified Income          Seeks high current income consistent with      TIA
  Portfolio*                         preservation of capital. The Portfolio will    Subadviser: Putnam Investment
                                     allocate its investments among the U.S.        Management, Inc.
                                     Government Sector, the High Yield Sector, and
                                     the International Sector of the fixed income
                                     securities markets.
  Smith Barney Aggressive Growth     Seeks capital appreciation by investing        SBFM
  Portfolio                          primarily in common stocks of companies that
                                     are experiencing, or have the potential to
                                     experience, growth of earnings, or that
                                     exceed the average earnings growth rate of
                                     companies whose securities are included in
                                     the S&P 500.
  Smith Barney High Income           Seeks high current income. Capital             SBFM
  Portfolio*                         appreciation is a secondary objective. The
                                     Portfolio will invest at least 65% of its
                                     assets in high-yielding corporate debt
                                     obligations and preferred stock.
  Smith Barney International All     Seeks total return on assets from growth of    SBFM
  Cap Growth Portfolio               capital and income by investing at least 65%
                                     of its assets in a diversified portfolio of
                                     equity securities of established non-U.S.
                                     issuers.
  Smith Barney Large Capitalization  Seeks long-term growth of capital by           SBFM
  Growth Portfolio                   investing in equity securities of companies
                                     with large market capitalizations.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock          Seeks growth of capital by investing           TAMIC
  Portfolio                          primarily in a broadly diversified portfolio   Subadviser: TIMCO
                                     of U.S. common stocks.
  Disciplined Small Cap Stock        Seeks long term capital appreciation by        TAMIC
  Portfolio+                         investing primarily (at least 65% of its       Subadviser: TIMCO
                                     total assets) in the common stocks of U.S.
                                     companies with relatively small market
                                     capitalizations at the time of investments.
  Equity Income Portfolio            Seeks reasonable income by investing at least  TAMIC
                                     65% in income-producing equity securities.     Subadviser: Fidelity Management
                                     The balance may be invested in all types of    & Research Co ("FMR")
                                     domestic and foreign securities, including
                                     bonds. The Portfolio seeks to achieve a yield
                                     that exceeds that of the securities
                                     comprising the S&P 500. The Subadviser also
                                     considers the potential for capital
                                     appreciation.

          FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
(CONT.)
  Federated Stock Portfolio          Seeks growth of income and capital by          TAMIC
                                     investing principally in a professionally      Subadviser: Federated
                                     managed and diversified portfolio of common    Investment Counseling, Inc.
                                     stock of high-quality companies (i.e.,
                                     leaders in their industries and characterized
                                     by sound management and the ability to
                                     finance expected growth).
  Large Cap Portfolio                Seeks long-term growth of capital by           TAMIC
                                     investing primarily in equity securities of    Subadviser: FMR
                                     companies with large market capitalizations.
  Lazard International Stock         Seeks capital appreciation by investing        TAMIC
  Portfolio                          primarily in the equity securities of          Subadviser: Lazard Asset
                                     non-United States companies (i.e.,             Management
                                     incorporated or organized outside the United
                                     States).
  MFS Emerging Growth Portfolio      Seeks to provide long-term growth of capital.  TAMIC
                                     Dividend and interest income from portfolio    Subadviser: MFS
                                     securities, if any, is incidental to the MFS
                                     Portfolio's investment objective.
  MFS Mid Cap Growth Portfolio       Seeks to obtain long-term growth of capital    TAMIC
                                     by investing, under normal market conditions,  Subadviser: MFS at least 65% of its total assets in equity
                                     securities of companies with medium market
                                     capitalization which the investment adviser
                                     believes have above-average growth potential.
  MFS Research Portfolio             Seeks to provide long-term growth of capital   TAMIC
                                     and future income.                             Subadviser: MFS
  Social Awareness Stock Portfolio   Seeks long-term capital appreciation and       SBFM
                                     retention of net investment income by
                                     selecting investments, primarily common
                                     stocks, which meet the social criteria
                                     established for the Portfolio. Social
                                     criteria currently excludes companies that
                                     derive a significant portion of their
                                     revenues from the production of tobacco,
                                     tobacco products, alcohol, or military
                                     defense systems, or in the provision of
                                     military defense related services or gambling
                                     services.
  Strategic Stock Portfolio+         Seeks to provide an above-average total        TAMIC
                                     return through a combination of potential      Subadviser: TIMCO
                                     capital appreciation and dividend income by
                                     investing primarily in high dividend-yielding
                                     stocks periodically selected from the
                                     companies included in (i) the Dow Jones
                                     Industrial Average and (ii) a subset of the
                                     S&P Industrial Index.
  Travelers Quality Bond Portfolio*  Seeks current income, moderate capital         TAMIC
                                     volatility and total return.
  U.S. Government Securities         Seeks to select investments from the point of  TAMIC
  Portfolio*                         view of an investor concerned primarily with
                                     the highest credit quality, current income
                                     and total return. The assets of the Portfolio
                                     will be invested in direct obligations of the
                                     United States, its agencies and
                                     instrumentalities.
  Utilities Portfolio**              Seeks to provide current income by investing   SBFM
                                     in equity and debt securities of companies in
                                     the utilities industries.
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio --       Seeks capital appreciation by investing        Van Kampen Asset Management,
  Class II Shares                    primarily in common stocks of companies        Inc.
                                     considered to be emerging growth companies.    ("VKAM")
  Enterprise Portfolio -- Class II   Seeks capital appreciation through             VKAM
  Shares                             investments believed by the Adviser to have
                                     above-average potential for capital
                                     appreciation.

          FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth      Seeks high total return with reduced risk      Citi Fund Management, Inc.
  Opportunities Portfolio            over the long-term by allocating its assets
                                     among stocks, bonds and short-term
                                     fixed-income instruments.
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager                      Seeks high total return with reduced risk      FMR
  Portfolio -- Service Class 2**     over the long-term by allocating its assets
                                     among stocks, bonds and short-term
                                     fixed-income instruments.
  Contrafund(R)                      Seeks long-term capital appreciation by        FMR
  Portfolio -- Service Class 2       investing primarily in common stocks of
                                     companies whose value the adviser believes is
                                     not fully recognized by the public.
VARIABLE INSURANCE PRODUCTS III
  Dynamic Capital Appreciation       Seeks capital appreciation by investing        FMR
  Portfolio -- Service Class 2       primarily in common stocks of both domestic
                                     and foreign issuers.
  Mid Cap Portfolio -- Service       Seeks long-term growth of capital and income   FMR
  Class 2                            by investing primarily in income-producing
                                     equity securities, including common stocks
                                     and convertible securities.
CREDIT SUISSE WARBURG PINCUS TRUST
  Emerging Markets Portfolio         Seeks long-term growth of capital by           Credit Suisse Asset Management,
                                     investing primarily in equity securities of    LLC
                                     non-U.S. issuers consisting of companies in
                                     emerging securities markets.

Before the end of 2001, we anticipate substituting shares of a new portfolio for the following portfolios currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitutions until we receive certain regulatory approvals, and that details of the substitutions, including the new portfolio to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and notify you after the substitution has happened. Also, we will send you the current prospectus for the new funding option before the substitution occurs.

          FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
MONTGOMERY FUNDS III
  Montgomery Variable Series:        Seeks capital appreciation by investing        Montgomery Asset Management
  Growth Fund+                       primarily in equity securities, usually
                                     common stock, of domestic companies of all
                                     sizes, and emphasizes companies having market
                                     capitalizations of $1 billion or more.
OCC ACCUMULATION TRUST
  Equity Portfolio+                  Seeks long-term capital appreciation through   OP Cap Advisors
                                     investment in securities (primarily equity
                                     securities) of companies that are believed by
                                     the adviser to be undervalued in the
                                     marketplace in relation to factors such as
                                     the companies' assets or earnings.

* The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

+ Not available to new contract owners as of May 1, 2001.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer a Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value or the maximum of all Step-Up values under the Optional Death Benefit, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and any applicable purchase payment credits are withdrawn before they have been in the Contract for ten years. We will assess the charge as a percentage of the purchase payment and any applicable purchase payment credits withdrawn as follows:

    YEARS SINCE PURCHASE                WITHDRAWAL
        PAYMENT MADE                      CHARGE
            0-1                             5%
             2                              4%
             3                              3%
             4                              2%
             5                              1%
         6 or more                          0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment and any applicable purchase payment credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any purchase payment and any applicable purchase payment credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, we will not deduct a withdrawal charge:

     - from payments we make due to the death of the annuitant;

     - if a life annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit");

     - if an income option of at least ten years' duration is elected;

     - from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval;

     - if withdrawals are taken under our Managed Distribution Program, if elected by you (see "Access to Your Contract Values"); or

     - if you are confined to an Eligible Nursing Home, as described in Appendix C.

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, we will not deduct a withdrawal charge:

     - from payments we make due to the death of the annuitant;

     - if a life annuity payout has begun;

     - if payments for a period of at least five years have begun;

     - from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval;

     - if withdrawals are taken as a minium distribution, as defined under The Code;

     - if withdrawals are taken due to a hardship, as defined under The Code;

     - if withdrawals are taken due to a disability, as defined under The Code, of the annuitant;

     - (403(b) PLANS ONLY) if you are confined to an Eligible Nursing Home, as described in Appendix C.

FREE WITHDRAWAL ALLOWANCE

Subject to the provisions of the Internal Revenue code, you may withdraw up to 20% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals except these transferring directly to another financial institution. We reserve the right to modify the free withdrawal provision.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates us for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding options you selected. This charge will vary based upon market conditions, but will never increase your annual separate account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to "The Annuity Period" for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM CHARGES

Under the CHART Program, purchase payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. We will not treat these withdrawals as taxable distributions. Please refer to "Miscellaneous Contract Provisions" for further information.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------
Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide . We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page). The annuitant is the individual upon whose life the maturity date and the amount of monthly annuity payments depend. Because this is a qualified contract, the owner and the annuitant must always be the same person, and there can be only one contract owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

Beneficiary. You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the maturity date, a death benefit is payable when you die. At purchase, you elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions ("death report date").

For both the Standard and Optional Death Benefit, we must be notified of your death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT


----------------------------------------------------------------------------------------------
    ANNUITANT'S AGE
  ON THE CONTRACT DATE                           DEATH BENEFIT PAYABLE
----------------------------------------------------------------------------------------------
 Before Age 80                Greater of:
                              1. Contract value, or
                              2. Total purchase payments less any withdrawals (and related charges).
----------------------------------------------------------------------------------------------
 On or after Age 80           Contract value.
----------------------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the annuitant's age on the contract date:


----------------------------------------------------------------------------------------------
    ANNUITANT'S AGE
  ON THE CONTRACT DATE                           DEATH BENEFIT PAYABLE
----------------------------------------------------------------------------------------------
 Under Age 70                 Greater of:
                              1. Contract value, or
                              2. Total purchase payments less any withdrawals (and related charges); or
                              3. Maximum Step-Up death benefit value (described below)
                              associated with contract date anniversaries beginning with the 5(th), and ending with the last before the
                                 annuitant's 76(th) birthday.
----------------------------------------------------------------------------------------------
 Age 70-75                    Greater of:
                              1. Contract value, or
                              2. Total purchase payments less any withdrawals (and related charges); or
                              3. Step-Up death benefit value (described below) associated with the 5(th) contract date anniversary
----------------------------------------------------------------------------------------------
 Age 76-80                    Greater of (1) or (2) above.
----------------------------------------------------------------------------------------------
 Age over 80                  Contract value.
----------------------------------------------------------------------------------------------

STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth contract date anniversary and on each subsequent contract date anniversary on or before the death report date and will initially equal the contract value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a purchase payment is made or a withdrawal is taken until the death report date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable purchase payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any purchase payments or any withdrawals will be made in the order that such purchase payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

                        50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

                       50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

--------------------------------------------------------------------------------------------------------
       BEFORE THE MATURITY DATE,          THE COMPANY WILL PAY THE PROCEEDS TO:   MANDATORY PAYOUT RULES
         UPON THE DEATH OF THE                                                            APPLY
                                                                                      (SEE * BELOW)
--------------------------------------------------------------------------------------------------------
 OWNER/ANNUITANT                         The beneficiary(ies), or if none, to      Yes
                                         the contract owner's estate.
--------------------------------------------------------------------------------------------------------
 BENEFICIARY                             No death proceeds are payable; contract   N/A
                                         continues.
--------------------------------------------------------------------------------------------------------
 CONTINGENT BENEFICIARY                  No death proceeds are payable; contract   N/A
                                         continues.
--------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distributions have begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If the contract owner dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be your 90th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than your 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)

If you select any annuity option which guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For variable annuity payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation has taken place.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed annuity payments is as follows:

              Present Value =LOGO[Payment(s) X (1/1 + iC)(t/365)]

Where

iC   =    the interest rate described above
n    =    the number of payments remaining in the contract owner's
          period certain at the time of request for this benefit
t    =    the number of days remaining until that payment is made,
          adjusting for leap years.

See Appendix E for examples of this market value adjustment.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your contract value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

ANNUITIZATION CREDIT. This credit is applied to the contract value used to purchase one of the annuity options described below. The credit equals 0.5% of your contract value if you annuitize during contract years 2-5, 1% during contract years 6-10, and 2% after contract year 10. There is no credit applied to contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your contract value as of the date annuity payments begin. The payout rates we use will always at least equal but not exceed those we show in your Contract.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT. (BENEFIT NOT AVAILABLE UNDER 457
PLANS) This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the funding options selected by you, your annuity payments will never be less than a certain percentage of your first annuity payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual separate account charge by more than 3% per year.

We reserve the right to restrict the amount of contract value to be annuitized under this benefit.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

INCREASING BENEFIT OPTION. For Fixed Annuities, the annuity payment you receive may be either level (except after death of Primary Payee in Option 4) or increasing. If increasing payments are selected, the initial payment will be less than the corresponding level payment for the same annuity option, but your payments will increase on each contract date anniversary by a percentage chosen by you. You may choose a whole number percentage from one to four.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period. We will make periodic payments for the period selected.

Option 6 -- Income Option. We will make a certain number of payments which are not based on the annuitant's lifetime.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on June 8, 1998 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or the contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although Travelers regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax advisor prior to selecting any optional enhanced death benefit for an IRA.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                             AVAILABLE INFORMATION
--------------------------------------------------------------------------------
The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 ("the 1934 Act"), as amended, and file reports, proxy statements and other information with the Securities and Exchange Commission ("Commission"). You may read and copy this information and other information at the following locations:

     - public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C.

     - the Commission's Regional Offices located at Seven World Trade Center, New York, New York 10048,

     - the Commission's Regional Offices located at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the "Registration Statement") relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the Annual Reports on Form 10-K for the year ended December 31, 2000 to owners of contracts or certificates, we do not plan to furnish subsequent annual reports containing financial information to the owners of contracts or certificates described in this Prospectus.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------
Each Company's latest Annual Report on Form 10-K has been filed with the Commission. They are both incorporated by reference into this Prospectus and a copy of your issuing Company's 10-K must accompany this Prospectus.

The Forms 10-K for the fiscal year ended December 31, 2000 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 14, 2001 via Edgar, File No. 33-33691. The Travelers Life and Annuity Company filed its Form 10-K on March 14, 2001 via Edgar; File No. 33-58677.

If requested, we will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents). You may direct your requests to: The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183-5030, Attention: Annuity Services. The telephone number is (860) 422-3985. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC's website (http://www.sec.gov).

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one pending material legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April

2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------
           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

                         AIR = ASSUMED INVESTMENT RATE
                           FC = FLOOR BENEFIT CHARGE
                       STANDARD = STANDARD DEATH BENEFIT
                       OPTIONAL = OPTIONAL DEATH BENEFIT

                                                            PERIOD FROM JUNE 9, 1999* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL     3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                        3%AIR       5%AIR       3%AIR       5%AIR       .62FC      1.1%FC      .83FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND TRUST (9/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.980       0.980        0.977      0.977          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       93,082         --          --         --          --         --
MANAGED ASSETS TRUST (6/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.102       1.102        1.098      1.098          --         --          --         --
  Number of units outstanding at end
    of year.........................   13,609          --      899,389         --          --         --          --         --
MONEY MARKET PORTFOLIO (9/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.032       1.032        1.028      1.028          --         --          --         --
  Number of units outstanding at end
    of year.........................   36,453          --      134,132         --          --         --          --         --
AMERICAN ODYSSEY FUNDS, INC.*
  CORE EQUITY FUND (9/99)*
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.995       0.995        0.992      0.992          --         --          --         --
  Number of units outstanding at end
    of year.........................   21,459          --       68,472         --          --         --          --         --
  EMERGING OPPORTUNITIES FUND
    (9/99)*
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.465       1.465        1.460      1.460          --         --          --         --
  Number of units outstanding at end
    of year.........................    6,201          --       29,981         --          --         --          --         --
  GLOBAL HIGH-YIELD BOND FUND
    (12/99)++
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.070       1.070        1.066      1.066          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       18,317         --          --         --          --         --
  INTERMEDIATE-TERM BOND FUND
    (8/99)++
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.005       1.005        1.002      1.002          --         --          --         --
  Number of units outstanding at end
    of year.........................   73,160          --       44,935         --          --         --          --         --
  INTERNATIONAL EQUITY FUND (7/99)*
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.272       1.272        1.267      1.267          --         --          --         --
  Number of units outstanding at end
    of year.........................    6,933          --       91,971         --          --         --          --         --
  LONG-TERM BOND FUND (9/99)*
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.979       0.979        0.976      0.976          --         --          --         --
  Number of units outstanding at end
    of year.........................   37,502          --       49,414         --          --         --          --         --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  SMALL CAP VALUE SERIES (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.991       0.991        0.988      0.988          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --        3,413         --          --         --          --         --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)

                                                            PERIOD FROM JUNE 9, 1999* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL     3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                        3%AIR       5%AIR       3%AIR       5%AIR       .62FC      1.1%FC      .83FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO**
    (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.081       1.081        1.077      1.077          --         --          --         --
  Number of units outstanding at end
    of year.........................   24,552          --      320,468         --          --         --          --         --
  SMALL CAP PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.240       1.240        1.236      1.236          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       37,863         --          --         --          --         --
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO II (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000       1.000      1.000       1.000      1.000
  Unit Value at end of year.........    1.133       1.133        1.129      1.129       1.127      1.123       1.122      1.117
  Number of units outstanding at end
    of year.........................   13,350          --      317,090         --          --         --          --         --
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH
    FUND (10/99)+
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.208       1.208        1.204      1.204          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       22,857         --          --         --          --         --
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO+
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (7/98)
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  INVESTORS FUND (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.088       1.088        1.084      1.084          --         --          --         --
  Number of units outstanding at end
    of year.........................   13,535          --        6,020         --          --         --          --         --
  TOTAL RETURN FUND
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG SCHAFER VALUE FUND II
    (7/98)*
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.303       1.303        1.298      1.298          --         --          --         --
  Number of units outstanding at end
    of year.........................   17,222          --      226,122         --          --         --          --         --
  MFS TOTAL RETURN PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.994       0.994        0.991      0.991          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --      114,042         --          --         --          --         --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)

                                                            PERIOD FROM JUNE 9, 1999* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL     3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                        3%AIR       5%AIR       3%AIR       5%AIR       .62FC      1.1%FC      .83FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND
INC. (CONT.)
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO ()
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.007       1.007        1.004      1.004          --         --          --         --
  Number of units outstanding at end
    of year.........................   20,231          --           --         --          --         --          --         --
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (12/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.569       1.569        1.563      1.563          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       53,669         --          --         --          --         --
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.132       1.132        1.128      1.128          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       77,927         --          --         --          --         --
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.132       1.132        1.129      1.129          --         --          --         --
  Number of units outstanding at end
    of year.........................    4,950          --       13,503         --          --         --          --         --
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO ()+
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  EQUITY INCOME PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.021       1.021        1.017      1.017          --         --          --         --
  Number of units outstanding at end
    of year.........................   12,381          --      255,091         --          --         --          --         --
  FEDERATED STOCK PORTFOLIO ()
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  LARGE CAP PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.224       1.224        1.219      1.219          --         --          --         --
  Number of units outstanding at end
    of year.........................   12,719          --       89,328         --          --         --          --         --
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.194       1.194        1.190      1.190          --         --          --         --
  Number of units outstanding at end
    of year.........................    4,591          --           --         --          --         --          --         --
  MFS MID CAP GROWTH PORTFOLIO
    (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.603       1.603        1.598      1.598          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       91,838         --          --         --          --         --
  MFS RESEARCH PORTFOLIO ()
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)

                                                            PERIOD FROM JUNE 9, 1999* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL     3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                        3%AIR       5%AIR       3%AIR       5%AIR       .62FC      1.1%FC      .83FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
<->THE TRAVELERS SERIES
TRUST (CONT.)
  SOCIAL AWARENESS PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.115       1.115        1.111      1.111          --         --          --         --
  Number of units outstanding at end
    of year.........................   14,167          --       57,036         --          --         --          --         --
  STRATEGIC STOCK PORTFOLIO+
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  TRAVELERS QUALITY BOND PORTFOLIO
    (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000       1.000      1.000       1.000      1.000
  Unit Value at end of year.........    1.002       1.002        0.998      0.998       1.000      0.999       0.996      0.994
  Number of units outstanding at end
    of year.........................   19,941          --        8,527         --          --         --          --         --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000       1.000      1.000       1.000      1.000
  Unit Value at end of year.........    0.968       0.968        0.965      0.965       0.966      0.965       0.962      0.961
  Number of units outstanding at end
    of year.........................   20,423          --       75,867         --          --         --          --         --
  UTILITIES PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.959       0.959        0.956      0.956          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --        2,049         --          --         --          --         --
WARBURG PINCUS TRUST*
  EMERGING MARKETS PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.506       1.506        1.502      1.502          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       42,199         --          --         --          --         --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------
           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

                                                                     YEAR ENDED DECEMBER 31, 2000
                                                                                      STANDARD    STANDARD               OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL       3%,        3%,      OPTIONAL      3%,
                                         3%          5%          3%          5%         .62FC      1.1%FC    3%, .83FC   1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (5/00)
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    0.745       0.745         0.743     0.743          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --       978,236        --          --         --            --       --
HIGH YIELD BOND TRUST (9/99)
  Unit Value at beginning of year...    0.980       0.980         0.977     0.977          --         --            --       --
  Unit Value at end of year.........    0.982       0.982         0.974     0.974          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --       311,004        --          --         --            --       --
MANAGED ASSETS TRUST (6/99)
  Unit Value at beginning of year...    1.102       1.102         1.098     1.098          --         --            --       --
  Unit Value at end of year.........    1.076       1.076         1.067     1.067          --         --            --       --
  Number of units outstanding at end
    of year.........................   20,767          --     1,799,521        --          --         --            --       --
MONEY MARKET PORTFOLIO (9/99)
  Unit Value at beginning of year...    1.032       1.032         1.028     1.028          --         --            --       --
  Unit Value at end of year.........    1.087       1.087         1.078     1.078          --         --            --       --
  Number of units outstanding at end
    of year.........................   76,073          --       911,055        --          --         --            --       --
AMERICAN ODYSSEY FUNDS, INC.*
  CORE EQUITY FUND (9/99)*
  Unit Value at beginning of year...    0.995       0.995         0.992     0.992          --         --            --       --
  Unit Value at end of year.........    0.840       0.840         0.833     0.833          --         --            --       --
  Number of units outstanding at end
    of year.........................   10,384          --       626,483        --          --         --            --       --
  EMERGING OPPORTUNITIES FUND
    (9/99)*
  Unit Value at beginning of year...    1.465       1.465         1.460     1.460          --         --            --       --
  Unit Value at end of year.........    1.600       1.600         1.587     1.587          --         --            --       --
  Number of units outstanding at end
    of year.........................    1,472          --       235,839        --          --         --            --       --
  GLOBAL HIGH-YIELD BOND FUND
    (12/99)++
  Unit Value at beginning of year...    1.070       1.070         1.066     1.066          --         --            --       --
  Unit Value at end of year.........    1.021       1.021         1.012     1.012          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --        95,298        --          --         --            --       --
  INTERMEDIATE-TERM BOND FUND
    (8/99)++
  Unit Value at beginning of year...    1.005       1.005         1.002     1.002          --         --            --       --
  Unit Value at end of year.........    1.063       1.063         1.054     1.054          --         --            --       --
  Number of units outstanding at end
    of year.........................   16,410          --       369,677        --          --         --            --       --
  INTERNATIONAL EQUITY FUND (7/99)*
  Unit Value at beginning of year...    1.272       1.272         1.267     1.267          --         --            --       --
  Unit Value at end of year.........    1.160       1.160         1.151     1.151          --         --            --       --
  Number of units outstanding at end
    of year.........................    1,916          --       347,387        --          --         --            --       --
  LONG-TERM BOND FUND (9/99)*
  Unit Value at beginning of year...    0.979       0.979         0.976     0.976          --         --            --       --
  Unit Value at end of year.........    1.092       1.092         1.083     1.083          --         --            --       --
  Number of units outstanding at end
    of year.........................   12,041          --       409,109        --          --         --            --       --
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (9/00)
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    1.221       1.221         1.213     1.213          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --        50,532        --          --         --            --       --
  SMALL CAP VALUE SERIES (10/99)
  Unit Value at beginning of year...    0.991       0.991         0.988     0.988          --         --            --       --
  Unit Value at end of year.........    1.162       1.162         1.153     1.153          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --        39,689        --          --         --            --       --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31, 2000
                                                                                      STANDARD    STANDARD               OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL       3%,        3%,      OPTIONAL      3%,
                                         3%          5%          3%          5%         .62FC      1.1%FC    3%, .83FC   1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/99)
  Unit Value at beginning of year...    1.081       1.081         1.077     1.077          --         --            --       --
  Unit Value at end of year.........    1.065       1.065         1.057     1.057          --         --            --       --
  Number of units outstanding at end
    of year.........................   24,552          --       509,909        --          --         --            --       --
  SMALL CAP PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.240       1.240         1.236     1.236          --         --            --       --
  Unit Value at end of year.........    1.394       1.394         1.383     1.383          --         --            --       --
  Number of units outstanding at end
    of year.........................    3,246          --       349,550        --          --         --            --       --
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO II (7/99)
  Unit Value at beginning of year...    1.133       1.133         1.129     1.129       1.127      1.123         1.122    1.117
  Unit Value at end of year.........    1.019       1.019         1.011     1.011       1.008      0.999         0.996    0.986
  Number of units outstanding at end
    of year.........................   14,389          --       613,182        --          --         --            --       --
JANUS ASPEN SERIES
  WORLDWIDE GROWTH PORTFOLIO (5/00)
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    0.801       0.801         0.799     0.799          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --       409,725        --          --         --            --       --
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH
    FUND (10/99)+
  Unit Value at beginning of year...    1.208       1.208         1.204     1.204          --         --            --       --
  Unit Value at end of year.........    1.090       1.090         1.082     1.082          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --        78,405        --          --         --            --       --
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (1/00)+
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    1.014       1.014         1.007     1.007          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --         8,202        --          --         --            --       --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (4/00)
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    1.072       1.072         1.064     1.064          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --        62,150        --          --         --            --       --
  INVESTORS FUND (10/99)
  Unit Value at beginning of year...    1.088       1.088         1.084     1.084          --         --            --       --
  Unit Value at end of year.........    1.244       1.244         1.234     1.234          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --        55,437        --          --         --            --       --
  TOTAL RETURN FUND (9/00)
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    1.072       1.072         1.064     1.064          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --         9,945        --          --         --            --       --
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG SCHAFER VALUE FUND II
    (3/00)*
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    0.938       0.938         0.932     0.932          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --        24,959        --          --         --            --       --
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.303       1.303         1.298     1.298          --         --            --       --
  Unit Value at end of year.........    1.057       1.057         1.048     1.048          --         --            --       --
  Number of units outstanding at end
    of year.........................   56,806          --       987,185        --          --         --            --       --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31, 2000
                                                                                      STANDARD    STANDARD               OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL       3%,        3%,      OPTIONAL      3%,
                                         3%          5%          3%          5%         .62FC      1.1%FC    3%, .83FC   1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND,
INC. (CONT.)
  MFS TOTAL RETURN PORTFOLIO (7/99)
  Unit Value at beginning of year...    0.994       0.994         0.991     0.991          --         --            --       --
  Unit Value at end of year.........    1.150       1.150         1.142     1.142          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --       487,322        --          --         --            --       --
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of year...       --          --            --        --          --         --            --       --
  Unit Value at end of year.........       --          --            --        --          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --            --        --          --         --            --       --
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (8/99)
  Unit Value at beginning of year...    1.007       1.007         1.004     1.004          --         --            --       --
  Unit Value at end of year.........    0.918       0.918         0.912     0.912          --         --            --       --
  Number of units outstanding at end
    of year.........................   20,231          --        52,398        --          --         --            --       --
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (12/99)*
  Unit Value at beginning of year...    1.569       1.569         1.563     1.563          --         --            --       --
  Unit Value at end of year.........    1.186       1.186         1.177     1.177          --         --            --       --
  Number of units outstanding at end
    of year.........................    3,291          --       247,679        --          --         --            --       --
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.132       1.132         1.128     1.128          --         --            --       --
  Unit Value at end of year.........    1.045       1.045         1.037     1.037          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --       178,384        --          --         --            --       --
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.132       1.132         1.129     1.129          --         --            --       --
  Unit Value at end of year.........    1.310       1.310         1.301     1.301          --         --            --       --
  Number of units outstanding at end
    of year.........................    4,950          --        88,564        --          --         --            --       --
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO+
  Unit Value at beginning of year...       --          --            --        --          --         --            --       --
  Unit Value at end of year.........       --          --            --        --          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --            --        --          --         --            --       --
  EQUITY INCOME PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.021       1.021         1.017     1.017          --         --            --       --
  Unit Value at end of year.........    1.105       1.105         1.096     1.096          --         --            --       --
  Number of units outstanding at end
    of year.........................   12,381          --       437,309        --          --         --            --       --
  FEDERATED STOCK PORTFOLIO
  Unit Value at beginning of year...       --          --            --        --          --         --            --       --
  Unit Value at end of year.........       --          --            --        --          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --            --        --          --         --            --       --
  LARGE CAP PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.224       1.224         1.219     1.219          --         --            --       --
  Unit Value at end of year.........    1.038       1.038         1.030     1.030          --         --            --       --
  Number of units outstanding at end
    of year.........................   52,127          --       804,274        --          --         --            --       --
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.194       1.194         1.190     1.190          --         --            --       --
  Unit Value at end of year.........    1.049       1.049         1.041     1.041          --         --            --       --
  Number of units outstanding at end
    of year.........................    4,591          --        17,988        --          --         --            --       --
  MFS MID CAP GROWTH PORTFOLIO
    (10/99)
  Unit Value at beginning of year...    1.603       1.603         1.598     1.598          --         --            --       --
  Unit Value at end of year.........    1.739       1.739         1.726     1.726          --         --            --       --
  Number of units outstanding at end
    of year.........................   30,494          --       504,511        --          --         --            --       --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31, 2000
                                                                                      STANDARD    STANDARD               OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL       3%,        3%,      OPTIONAL      3%,
                                         3%          5%          3%          5%         .62FC      1.1%FC    3%, .83FC   1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
<->THE TRAVELERS SERIES
TRUST (CONT.)
  MFS RESEARCH PORTFOLIO (6/00)
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    1.136       1.136         1.127     1.127          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --         7,875        --          --         --            --       --
  SOCIAL AWARENESS PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.115       1.115         1.111     1.111          --         --            --       --
  Unit Value at end of year.........    1.100       1.100         1.092     1.092          --         --            --       --
  Number of units outstanding at end
    of year.........................   14,167          --       141,652        --          --         --            --       --
  STRATEGIC STOCK PORTFOLIO (4/00)+
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    1.030       1.030         1.023     1.023          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --        19,858        --          --         --            --       --
  TRAVELERS QUALITY BOND PORTFOLIO
    (8/99)
  Unit Value at beginning of year...    1.002       1.002         0.998     0.998       1.000      0.999         0.996    0.994
  Unit Value at end of year.........    1.063       1.063         1.055     1.055       1.058      1.055         1.049    1.045
  Number of units outstanding at end
    of year.........................   19,941          --        54,601        --          --         --            --       --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    0.968       0.968         0.965     0.965       0.966      0.965         0.962    0.961
  Unit Value at end of year.........    1.099       1.099         1.091     1.091       1.094      1.091         1.084    1.080
  Number of units outstanding at end
    of year.........................   20,423          --       141,994        --          --         --            --       --
  UTILITIES PORTFOLIO (8/99)
  Unit Value at beginning of year...    0.959       0.959         0.956     0.956          --         --            --       --
  Unit Value at end of year.........    1.183       1.183         1.174     1.174          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --       135,986        --          --         --            --       --
VARIABLE INSURANCE PRODUCTS FUND II
  ASSETS MANAGER
    PORTFOLIO -- SERVICE CLASS 2
    (5/00)
  Unit Value at beginning of year...    1.000       1.000         1.000     1.000          --         --            --       --
  Unit Value at end of year.........    0.949       0.949         0.947     0.947          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --       173,343        --          --         --            --       --
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.506       1.506         1.502     1.502          --         --            --       --
  Unit Value at end of year.........    1.022       1.022         1.015     1.015          --         --            --       --
  Number of units outstanding at end
    of year.........................       --          --       122,227        --          --         --            --       --

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the consolidated financial statements for The Travelers Insurance Company and subsidiaries are contained in the SAI. Those funding options not listed above were not available as of December 31, 2000.

 * Fund's name has changed. Refer to prospectus for new name.
 + No longer available to new contract owners.
++ Fund is closed.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

          TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)

                         AIR = ASSUMED INVESTMENT RATE
                           FC = FLOOR BENEFIT CHARGE
                       STANDARD = STANDARD DEATH BENEFIT
                       OPTIONAL = OPTIONAL DEATH BENEFIT

                                                              PERIOD FROM MARCH 22* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                     STANDARD    STANDARD    OPTIONAL    OPTIONAL      3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                       3%AIR       5%AIR       3%AIR       5%AIR       .62FC       1.1%FC     .83%FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND TRUST (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.980      0.980         0.977     0.977          --          --          --         --
  Number of units outstanding at
    end of year....................    92,789         --       879,832        --          --          --          --         --
MANAGED ASSETS TRUST (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.102      1.102         1.098     1.098          --          --          --         --
  Number of units outstanding at
    end of year....................   232,345         --     5,360,035        --          --          --          --         --
MONEY MARKET PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.032      1.032         1.028     1.028          --          --          --         --
  Number of units outstanding at
    end of year....................   239,890         --     5,359,933        --          --          --          --         --
AMERICAN ODYSSEY FUNDS, INC.*
  CORE EQUITY FUND (3/99)*
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.995      0.995         0.992     0.992          --          --          --         --
  Number of units outstanding at
    end of year....................   228,230         --     5,697,520        --          --          --          --         --
  EMERGING OPPORTUNITIES FUND
    (3/99)*
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.465      1.465         1.460     1.460          --          --          --         --
  Number of units outstanding at
    end of year....................   113,574         --     2,542,636        --          --          --          --         --
  GLOBAL HIGH-YIELD BOND FUND
    (3/99)++
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.070      1.070         1.066     1.066          --          --          --         --
  Number of units outstanding at
    end of year....................    48,457         --     1,363,227        --          --          --          --         --
  INTERMEDIATE-TERM BOND FUND
    (3/99)++
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.005      1.005         1.002     1.002          --          --          --         --
  Number of units outstanding at
    end of year....................   187,387         --     2,889,162        --          --          --          --         --
  INTERNATIONAL EQUITY FUND (3/99)*
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.272      1.272         1.267     1.267          --          --          --         --
  Number of units outstanding at
    end of year....................    90,221         --     3,413,512        --          --          --          --         --
  LONG-TERM BOND FUND (3/99)*
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.979      0.979         0.976     0.976          --          --          --         --
  Number of units outstanding at
    end of year....................   139,623         --     3,629,750        --          --          --          --         --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (7/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.937      0.937         0.935     0.935          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --        22,639        --          --          --          --         --
  SMALL CAP VALUE SERIES (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.991      0.991         0.988     0.988          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       184,589        --          --          --          --         --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
    TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999) (CONTINUED)

                                                              PERIOD FROM MARCH 22* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                     STANDARD    STANDARD    OPTIONAL    OPTIONAL      3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                       3%AIR       5%AIR       3%AIR       5%AIR       .62FC       1.1%FC     .83%FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.081      1.081         1.077     1.077          --          --          --         --
  Number of units outstanding at
    end of year....................   244,529         --     2,447,252        --          --          --          --         --
  SMALL CAP PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.240      1.240         1.236     1.236          --          --          --         --
  Number of units outstanding at
    end of year....................    45,091         --     1,060,068        --          --          --          --         --
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO II (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000       1.000       1.000       1.000      1.000
  Unit Value at end of year........     1.133      1.133         1.129     1.129       1.127       1.123       1.122      1.117
  Number of units outstanding at
    end of year....................   207,054         --     5,953,238        --          --          --          --         --
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES;
    GROWTH FUND (3/99)+
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.208      1.208         1.204     1.204          --          --          --         --
  Number of units outstanding at
    end of year....................    16,056         --       573,739        --          --          --          --         --
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (3/99)+
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.930      0.930         0.927     0.927          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       150,291        --          --          --          --         --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.222      1.222         1.218     1.218          --          --          --         --
  Number of units outstanding at
    end of year....................    13,279         --     1,398,956        --          --          --          --         --
  INVESTORS FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.088      1.088         1.084     1.084          --          --          --         --
  Number of units outstanding at
    end of year....................     5,119         --       665,635        --          --          --          --         --
  TOTAL RETURN FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.002      1.002         0.998     0.998          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       163,763        --          --          --          --         --
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG SCHAFER VALUE FUND II
    (7/99)*
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.877      0.877         0.875     0.875          --          --          --         --
  Number of units outstanding at
    end of year....................     6,351         --       114,839        --          --          --          --         --
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.303      1.303         1.298     1.298          --          --          --         --
  Number of units outstanding at
    end of year....................   274,568         --     4,867,877        --          --          --          --         --
  MFS TOTAL RETURN PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.994      0.994         0.991     0.991          --          --          --         --
  Number of units outstanding at
    end of year....................    56,338         --       822,665        --          --          --          --         --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
    TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999) (CONTINUED)

                                                              PERIOD FROM MARCH 22* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                     STANDARD    STANDARD    OPTIONAL    OPTIONAL      3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                       3%AIR       5%AIR       3%AIR       5%AIR       .62FC       1.1%FC     .83%FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC. (CONT.)
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (6/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.010      1.010         1.007     1.007          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       188,752        --          --          --          --         --
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.007      1.007         1.004     1.004          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       174,517        --          --          --          --         --
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.569      1.569         1.563     1.563          --          --          --         --
  Number of units outstanding at
    end of year....................    33,821         --       942,437        --          --          --          --         --
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.132      1.132         1.132     1.128          --          --          --         --
  Number of units outstanding at
    end of year....................   100,647         --     2,808,440        --          --          --          --         --
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (6/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.132      1.132         1.129     1.129          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       131,236        --          --          --          --         --
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO+ (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.150      1.150         1.147     1.147          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --        41,709        --          --          --          --         --
  EQUITY INCOME PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.021      1.021         1.017     1.017          --          --          --         --
  Number of units outstanding at
    end of year....................   216,322         --     2,462,986        --          --          --          --         --
  FEDERATED STOCK PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.965      0.965         0.962     0.962          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       342,000        --          --          --          --         --
  LARGE CAP PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.224      1.224         1.219     1.219          --          --          --         --
  Number of units outstanding at
    end of year....................   247,021         --     2,827,437        --          --          --          --         --
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.194      1.194         1.190     1.190          --          --          --         --
  Number of units outstanding at
    end of year....................    13,922         --       118,109        --          --          --          --         --
  MFS MID CAP GROWTH PORTFOLIO
    (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.603      1.603         1.598     1.598          --          --          --         --
  Number of units outstanding at
    end of year....................    22,378         --       519,757        --          --          --          --         --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
    TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999) (CONTINUED)

                                                              PERIOD FROM MARCH 22* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                     STANDARD    STANDARD    OPTIONAL    OPTIONAL      3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                       3%AIR       5%AIR       3%AIR       5%AIR       .62FC       1.1%FC     .83%FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)
  MFS RESEARCH PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.213      1.213         1.209     1.209          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       169,528        --          --          --          --         --
  SOCIAL AWARENESS PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.115      1.115         1.111     1.111          --          --          --         --
  Number of units outstanding at
    end of year....................   204,232         --     1,692,027        --          --          --          --         --
  STRATEGIC STOCK PORTFOLIO (9/99)+
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.942      0.942         0.940     0.940          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --        75,116        --          --          --          --         --
  TRAVELERS QUALITY BOND PORTFOLIO
    (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000       1.000       1.000       1.000      1.000
  Unit Value at end of year........     1.002      1.002         0.998     0.998       1.000       0.999       0.996      0.994
  Number of units outstanding at
    end of year....................    30,445         --     1,489,904        --          --          --          --         --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000       1.000       1.000       1.000      1.000
  Unit Value at end of year........     0.968      0.968         0.965     0.965       0.966       0.965       0.962      0.961
  Number of units outstanding at
    end of year....................    81,239         --     1,134,380        --          --          --          --         --
  UTILITIES PORTFOLIO (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.959      0.959         0.956     0.956          --          --          --         --
  Number of units outstanding at
    end of year....................    52,624         --       426,556        --          --          --          --         --
WARBURG PINCUS TRUST*
  EMERGING MARKETS PORTFOLIO (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.506      1.506         1.502     1.502          --          --          --         --
  Number of units outstanding at
    end of year....................    54,662         --       563,587        --          --          --          --         --

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
        THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)

                                                                    YEAR ENDED DECEMBER 31, 2000
                                   ----------------------------------------------------------------------------------------------
                                   STANDARD    STANDARD    OPTIONAL    OPTIONAL     STANDARD    STANDARD    OPTIONAL    OPTIONAL
                                      3%          5%          3%          5%        3%,.62FC    3%,1.1%FC   3%,.83FC   3%,1.40%FC
                                   ---------   ---------   ---------   ---------   ----------   ---------   --------   ----------
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (5/00)
  Unit Value at beginning of
    year.........................     1.000      1.000         1.000     1.000
  Unit Value at end of year......     0.745      0.745         0.743     0.743
  Number of units outstanding at
    end of year..................  1,006,482        --     18,629,244       --
HIGH YIELD BOND TRUST (5/99)
  Unit Value at beginning of
    year.........................     0.980      0.980         0.977     0.977
  Unit Value at end of year......     0.982      0.982         0.974     0.974
  Number of units outstanding at
    end of year..................   101,749         --     2,504,886    23,249
MANAGED ASSETS TRUST (3/99)
  Unit Value at beginning of
    year.........................     1.102      1.102         1.098     1.098
  Unit Value at end of year......     1.076      1.076         1.067     1.067
  Number of units outstanding at
    end of year..................   913,007         --     17,098,984       --
MONEY MARKET PORTFOLIO (4/99)
  Unit Value at beginning of
    year.........................     1.032      1.032         1.028     1.028
  Unit Value at end of year......     1.087      1.087         1.078     1.078
  Number of units outstanding at
    end of year..................   700,403         --     12,443,637       --
AMERICAN ODYSSEY FUNDS, INC.*
  CORE EQUITY FUND (3/99)*
  Unit Value at beginning of
    year.........................     0.995      0.995         0.992     0.992
  Unit Value at end of year......     0.840      0.840         0.833     0.833
  Number of units outstanding at
    end of year..................   959,029         --     22,805,101   18,600
  EMERGING OPPORTUNITIES FUND
    (3/99)*
  Unit Value at beginning of
    year.........................     1.465      1.465         1.460     1.460
  Unit Value at end of year......     1.600      1.600         1.587     1.587
  Number of units outstanding at
    end of year..................   462,418         --     9,235,726     7,256
  GLOBAL HIGH-YIELD BOND FUND
    (3/99)++
  Unit Value at beginning of
    year.........................     1.070      1.070         1.066     1.066
  Unit Value at end of year......     1.021      1.021         1.012     1.012
  Number of units outstanding at
    end of year..................   160,574      1,616     4,237,855        --
  INTERMEDIATE-TERM BOND FUND
    (3/99)++
  Unit Value at beginning of
    year.........................     1.005      1.005         1.002     1.002
  Unit Value at end of year......     1.063      1.063         1.054     1.054
  Number of units outstanding at
    end of year..................   399,235         --     9,735,911    22,453
  INTERNATIONAL EQUITY FUND
    (3/99)*
  Unit Value at beginning of
    year.........................     1.272      1.272         1.267     1.267
  Unit Value at end of year......     1.160      1.160         1.151     1.151
  Number of units outstanding at
    end of year..................   474,746         --     12,244,917    9,004
  LONG-TERM BOND FUND (3/99)*
  Unit Value at beginning of
    year.........................     0.979      0.979         0.976     0.976
  Unit Value at end of year......     1.092      1.092         1.083     1.083
  Number of units outstanding at
    end of year..................   601,543         --     13,300,852   22,686
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (7/99)
  Unit Value at beginning of
    year.........................     0.937      0.937         0.935     0.935
  Unit Value at end of year......     1.221      1.221         1.213     1.213
  Number of units outstanding at
    end of year..................   102,023         --       284,819        --
  SMALL CAP VALUE SERIES (4/99)
  Unit Value at beginning of
    year.........................     0.991      0.991         0.988     0.988
  Unit Value at end of year......     1.162      1.162         1.153     1.153
  Number of units outstanding at
    end of year..................     5,110         --       319,706        --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
    TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000) (CONTINUED)

                                                                    YEAR ENDED DECEMBER 31, 2000
                                   ----------------------------------------------------------------------------------------------
                                   STANDARD    STANDARD    OPTIONAL    OPTIONAL     STANDARD    STANDARD    OPTIONAL    OPTIONAL
                                      3%          5%          3%          5%        3%,.62FC    3%,1.1%FC   3%,.83FC   3%,1.40%FC
                                   ---------   ---------   ---------   ---------   ----------   ---------   --------   ----------
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (3/99)
  Unit Value at beginning of
    year.........................     1.081      1.081         1.077     1.077
  Unit Value at end of year......     1.065      1.065         1.057     1.057
  Number of units outstanding at
    end of year..................   311,873         --     4,996,243        --
  SMALL CAP PORTFOLIO (4/99)
  Unit Value at beginning of
    year.........................     1.240      1.240         1.236     1.236
  Unit Value at end of year......     1.394      1.394         1.383     1.383
  Number of units outstanding at
    end of year..................   305,761         --     5,489,701        --
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO II
    (3/99)
  Unit Value at beginning of
    year.........................     1.133      1.133         1.129     1.129       1.127        1.123      1.122       1.117
  Unit Value at end of year......     1.019      1.019         1.011     1.011       1.008        0.999      0.996       0.986
  Number of units outstanding at
    end of year..................   842,129         --     15,906,549   65,654      22,462           --         --          --
JANUS ASPEN SERIES
  WORLDWIDE GROWTH PORTFOLIO --
    SERVICE SHARES (5/00)
  Unit Value at beginning of
    year.........................     1.000      1.000         1.000     1.000
  Unit Value at end of year......     0.801      0.801         0.799     0.799
  Number of units outstanding at
    end of year..................   424,750         --     8,681,668        --
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES;
    GROWTH FUND (3/99)+
  Unit Value at beginning of
    year.........................     1.208      1.208         1.204     1.204
  Unit Value at end of year......     1.090      1.090         1.082     1.082
  Number of units outstanding at
    end of year..................    40,161         --       755,544        --
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (6/99)+
  Unit Value at beginning of
    year.........................     0.930      0.930         0.927     0.927
  Unit Value at end of year......     1.014      1.014         1.007     1.007
  Number of units outstanding at
    end of year..................        --         --       210,914        --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (3/99)
  Unit Value at beginning of
    year.........................     1.222      1.222         1.218     1.218
  Unit Value at end of year......     1.433      1.433         1.422     1.422
  Number of units outstanding at
    end of year..................    70,934         --     3,944,667    37,311
  INVESTORS FUND (3/99)
  Unit Value at beginning of
    year.........................     1.088      1.088         1.084     1.084
  Unit Value at end of year......     1.244      1.244         1.234     1.234
  Number of units outstanding at
    end of year..................    20,655         --     1,626,667        --
  TOTAL RETURN FUND (3/99)
  Unit Value at beginning of
    year.........................     1.002      1.002         0.998     0.998
  Unit Value at end of year......     1.072      1.072         1.064     1.064
  Number of units outstanding at
    end of year..................     5,470         --       216,675        --
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG SCHAFER VALUE FUND II
    (7/99)*
  Unit Value at beginning of
    year.........................     0.877      0.877         0.875     0.875
  Unit Value at end of year......     0.938      0.938         0.932     0.932
  Number of units outstanding at
    end of year..................     6,351         --       255,460        --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
    TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000) (CONTINUED)

                                                                    YEAR ENDED DECEMBER 31, 2000
                                   ----------------------------------------------------------------------------------------------
                                   STANDARD    STANDARD    OPTIONAL    OPTIONAL     STANDARD    STANDARD    OPTIONAL    OPTIONAL
                                      3%          5%          3%          5%        3%,.62FC    3%,1.1%FC   3%,.83FC   3%,1.40%FC
                                   ---------   ---------   ---------   ---------   ----------   ---------   --------   ----------
---------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
    (3/99)
  Unit Value at beginning of
    year.........................     1.303      1.303         1.298     1.298
  Unit Value at end of year......     1.057      1.057         1.048     1.048
  Number of units outstanding at
    end of year..................   787,876         --     14,295,924   36,239
  MFS TOTAL RETURN PORTFOLIO
    (4/99)
  Unit Value at beginning of
    year.........................     0.994      0.994         0.991     0.991
  Unit Value at end of year......     1.150      1.150         1.142     1.142
  Number of units outstanding at
    end of year..................   177,102         --     3,061,099        --
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (6/99)
  Unit Value at beginning of
    year.........................     1.010      1.010         1.007     1.007
  Unit Value at end of year......     0.998      0.998         0.991     0.991
  Number of units outstanding at
    end of year..................        --         --       316,519        --
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (5/99)
  Unit Value at beginning of
    year.........................     1.007      1.007         1.004     1.004
  Unit Value at end of year......     0.918      0.918         0.912     0.912
  Number of units outstanding at
    end of year..................    12,407         --       283,760        --
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO (3/99)
  Unit Value at beginning of
    year.........................     1.569      1.569         1.563     1.563
  Unit Value at end of year......     1.186      1.186         1.177     1.177
  Number of units outstanding at
    end of year..................    76,324         --     3,218,634        --
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (3/99)
  Unit Value at beginning of
    year.........................     1.132      1.132         1.128     1.128
  Unit Value at end of year......     1.045      1.045         1.037     1.037
  Number of units outstanding at
    end of year..................   265,016         --     6,508,869    14,436
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (6/99)
  Unit Value at beginning of
    year.........................     1.132      1.132         1.129     1.129
  Unit Value at end of year......     1.310      1.310         1.301     1.301
  Number of units outstanding at
    end of year..................    87,378         --     1,801,861        --
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (5/99)+
  Unit Value at beginning of
    year.........................     1.150      1.150         1.147     1.147
  Unit Value at end of year......     1.165      1.165         1.156     1.156
  Number of units outstanding at
    end of year..................    23,123         --       328,710        --
  EQUITY INCOME PORTFOLIO (3/99)
  Unit Value at beginning of
    year.........................     1.021      1.021         1.017     1.017
  Unit Value at end of year......     1.105      1.105         1.096     1.096
  Number of units outstanding at
    end of year..................   212,588         --     4,760,672        --
  FEDERATED STOCK PORTFOLIO
    (4/99)
  Unit Value at beginning of
    year.........................     0.965      0.965         0.962     0.962
  Unit Value at end of year......     0.993      0.993         0.986     0.986
  Number of units outstanding at
    end of year..................     4,126         --       500,956        --
  LARGE CAP PORTFOLIO (3/99)
  Unit Value at beginning of
    year.........................     1.224      1.224         1.219     1.219
  Unit Value at end of year......     1.038      1.038         1.030     1.030
  Number of units outstanding at
    end of year..................   334,348         --     8,737,631        --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
    TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000) (CONTINUED)

                                                                    YEAR ENDED DECEMBER 31, 2000
                                   ----------------------------------------------------------------------------------------------
                                   STANDARD    STANDARD    OPTIONAL    OPTIONAL     STANDARD    STANDARD    OPTIONAL    OPTIONAL
                                      3%          5%          3%          5%        3%,.62FC    3%,1.1%FC   3%,.83FC   3%,1.40%FC
                                   ---------   ---------   ---------   ---------   ----------   ---------   --------   ----------
---------------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO (4/99)
  Unit Value at beginning of
    year.........................     1.194      1.194         1.190     1.190
  Unit Value at end of year......     1.049      1.049         1.041     1.041
  Number of units outstanding at
    end of year..................    43,159         --       325,277        --
  MFS MID CAP GROWTH PORTFOLIO
    (5/99)
  Unit Value at beginning of
    year.........................     1.603      1.603         1.598     1.598
  Unit Value at end of year......     1.739      1.739         1.726     1.726
  Number of units outstanding at
    end of year..................   201,277         --     4,877,373    14,037
  MFS RESEARCH PORTFOLIO (3/99)
  Unit Value at beginning of
    year.........................     1.213      1.213         1.209     1.209
  Unit Value at end of year......     1.136      1.136         1.127     1.127
  Number of units outstanding at
    end of year..................    80,150         --     1,184,412        --
  SOCIAL AWARENESS PORTFOLIO
    (3/99)
  Unit Value at beginning of
    year.........................     1.115      1.115         1.111     1.111
  Unit Value at end of year......     1.100      1.100         1.092     1.092
  Number of units outstanding at
    end of year..................   338,770         --     3,740,424        --
  STRATEGIC STOCK PORTFOLIO
    (9/99)+
  Unit Value at beginning of
    year.........................     0.942      0.942         0.940     0.940
  Unit Value at end of year......     1.030      1.030         1.023     1.023
  Number of units outstanding at
    end of year..................        --         --       195,578        --
  TRAVELERS QUALITY BOND
    PORTFOLIO (3/99)
  Unit Value at beginning of
    year.........................     1.002      1.002         0.998     0.998       1.000        0.999      0.996       0.994
  Unit Value at end of year......     1.063      1.063         1.055     1.055       1.058        1.055      1.049       1.045
  Number of units outstanding at
    end of year..................    89,190         --     2,776,420    22,724          --           --         --          --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (3/99)
  Unit Value at beginning of
    year.........................     0.968      0.968         0.965     0.965       0.966        0.965      0.962       0.961
  Unit Value at end of year......     1.099      1.099         1.091     1.091       1.094        1.091      1.084       1.080
  Number of units outstanding at
    end of year..................   147,364         --     2,991,693        --          --           --         --          --
  UTILITIES PORTFOLIO (5/99)
  Unit Value at beginning of
    year.........................     0.959      0.959         0.956     0.956
  Unit Value at end of year......     1.183      1.183         1.174     1.174
  Number of units outstanding at
    end of year..................   136,065         --     2,495,494        --
VARIABLE INSURANCE PRODUCTS FUND
  II (FIDELITY)
  ASSET MANAGER
    PORTFOLIO -- SERVICE SHARES
    (6/00)
  Unit Value at beginning of
    year.........................     1.000      1.000         1.000     1.000
  Unit Value at end of year......     0.949      0.949         0.947     0.947
  Number of units outstanding at
    end of year..................   133,640         --     1,309,194        --
WARBURG PINCUS TRUST*
  EMERGING MARKETS PORTFOLIO
    (5/99)
  Unit Value at beginning of
    year.........................     1.506      1.506         1.502     1.502
  Unit Value at end of year......     1.022      1.022         1.015     1.015
  Number of units outstanding at
    end of year..................    71,391         --     1,387,952        --

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2000.
 * Fund's name has changed. Refer to prospectus for new fund name.
 + No longer available to new contract owners.
++ Fund is closed.

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                                   APPENDIX C
--------------------------------------------------------------------------------
            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

                    (Not Available under Section 457 Plans.
        Not available if Owner is age 71 or older on the Contract Date.
      Please refer to your Contract for state variations of this waiver.)

If, after the first contract year and before the maturity date, the annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

We define an eligible nursing home is defined as an institution or special nursing unit of a hospital which:

(a) is Medicare approved as a provider of skilled nursing care services; and

(b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

(a) is licensed as a nursing care facility by the state in which it is licensed;

(b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

(c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

(d) provides, as a primary function, nursing care and room and board; and charges for these services;

(e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

(f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

(g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an eligible nursing home begins, less any purchase payments made on or after the annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

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                                   APPENDIX D
--------------------------------------------------------------------------------
                            MARKET VALUE ADJUSTMENT

If you (the Annuitant) have selected any period certain option, you may elect to surrender a payment equal to a portion or all of the present value of the remaining period certain payments any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on new Fixed Annuity period certain only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less than the minimum length of time for which we offer a new Fixed Annuity Period Certain Only Annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

              Present Value =LOGO[Payment(s) X (1/1 + iC)(t/365)]
Where
        iC = the interest rate described above
        n = the number of payments remaining in the contract owner's certain period at the time of request for this benefit t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments will increase to the level they would have been had no liquidation taken place.

Illustration:

Amount Annuitized:  $12,589.80
Annuity Option:     Life w/10 Year Certain
                    $1,000 Annually--first payment
Annuity Payments:   immediately

For the purposes of this illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return which we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)( 7/8)2 + (1000/1.04)( 7/8)3 + (1000/1.04)
( 7/8)4 + (1000/1.04)( 7/8)5 + (1000/1.04)( 7/8)6 + (1000/1.04)( 7/8)7 =
$7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1000 annually until your death.

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                                   APPENDIX E
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21256S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21257S.

Name:
------------------------------------------------

Address:
------------------------------------------------

         ---------------------------------------------------------

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L-21256                                                              May 1, 2001

                                     PART B

          Information Required in a Statement of Additional Information

                          TRAVELERS RETIREMENT ACCOUNT
                                VARIABLE ANNUITY


                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2001

                                       for

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 1, 2001. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-8036, or by calling (800) 842-9406 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . .  2

PRINCIPAL UNDERWRITER . . . . . . . . . . . . . . . . . . . . . . .  2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT . . . . . . . . .  2

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  2

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 3

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . .. . . . . . . . .  8

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . 10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . .  F-1

                              THE INSURANCE COMPANY

       The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (860) 277-0111.

       The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

       The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account Five meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account Five are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

       Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Separate Account Five and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account Five.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account Five, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

       Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

       Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

       Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b) = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the funding option at the beginning of the valuation period.

       The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                             PERFORMANCE INFORMATION

       From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account Five. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

       STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

       NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

       For Funding Options that were in existence prior to the date they became available under Separate Account Five, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

           Average annual total returns for each Funding Option computed according to the standardized and nonstandardized methods for the period ending December 31, 2000 are set forth in the following tables.

                          TRAVELERS RETIREMENT ACCOUNT
                     STANDARDIZED PERFORMANCE AS OF 12/31/00

STOCK ACCOUNTS:                                                1 Year          5 Year            10 Year (or inception)
---------------                                                ------          ------         -----------------------------
Alliance Growth Portfolio                                     -23.28%            -             -0.09%              03/25/99
American Odyssey Core Equity Fund                             -20.22%            -             -12.33%             03/23/99
American Odyssey Emerging Opportunities Fund                   3.73%             -             27.37%              03/23/99
American Odyssey International Equity Fund                    -13.71%            -              5.56%              03/22/99
Capital Appreciation Fund (Janus)                                -               -             -28.16%             05/01/00
Delaware Investments REIT Series                               24.72%            -             10.96%              07/20/99
Delaware Small Cap Value Series                                11.73%            -              5.95%              04/20/99
Dreyfus VIF Appreciation Portfolio                             -6.79%            -              0.38%              03/23/99
Dreyfus VIF Small Cap Portfolio                                6.91%             -             17.96%              04/06/99
Equity Income Portfolio (Fidelity)                             2.78%             -              2.59%              03/25/99
Equity Index Portfolio Class II*                              -14.92%            -             -2.21%              03/22/99
Federated Stock Portfolio                                      -2.51%            -             -3.78%              04/21/99
Janus Aspen Worldwide Growth Portfolio-Service Shares*           -               -             -24.11%             05/01/00
Large Cap Portfolio (Fidelity)                                -19.76%            -             -1.13%              03/23/99
Lazard International Stock Portfolio                          -16.91%            -             -0.54%              04/21/99
MFS Mid Cap Growth Portfolio                                   3.01%             -             36.86%              05/10/99
MFS Research Portfolio                                        -11.41%            -              4.29%              03/25/99
Montgomery Variable Series: Growth Fund                       -14.68%            -              1.77%              03/25/99
OCC Accumulation Trust Equity Portfolio                        3.56%             -             -2.75%              06/17/99
Salomon Brothers Variable Capital Fund                         11.78%            -             19.43%              03/22/99
Salomon Brothers Variable Investors Fund                       8.82%             -             10.11%              03/31/99
Smith Barney International Equity Portfolio                   -28.50%            -              6.93%              03/22/99
Smith Barney Large Cap Growth Portfolio                       -12.70%            -             -0.74%              03/29/99
Social Awareness Stock Portfolio (Smith Barney)                -6.63%            -              2.32%              03/23/99
Strategic Stock Portfolio                                      3.86%             -             -2.02%              09/08/99
Strong Schafer Value Fund II                                   1.49%             -             -7.86%              07/06/99
Travelers Disciplined Mid Cap Stock Portfolio                  10.17%            -             15.14%              06/15/99
Travelers Disciplined Small Cap Stock Portfolio                -4.16%            -              6.33%              05/10/99
Utilities Portfolio (Smith Barney)                             17.73%            -              7.27%              05/04/99
Warburg Pincus Emerging Markets Portfolio                     -35.78%            -             -2.18%              05/24/99

BOND ACCOUNTS:

American Odyssey Global High-Yield Bond Fund                   -9.78%            -             -2.13%              03/23/99
American Odyssey Intermediate-Term Bond Fund                   0.27%             -              0.24%              03/23/99
American Odyssey Long-Term Bond Fund                           5.96%             -              1.83%              03/22/99
Putnam Diversified Income Portfolio                            -6.54%            -             -3.78%              06/08/99
Smith Barney High Income Portfolio                            -13.73%            -             -8.49%              05/19/99
Travelers High Yield Bond Trust                                -5.27%            -             -4.56%              05/07/99
Travelers Quality Bond Portfolio                               0.65%             -              0.27%              03/23/99
Travelers U.S. Government Securities Portfolio                 8.02%             -              2.26%              03/23/99

BALANCED ACCOUNTS:

Fidelity VIP II Asset Manager Portfolio-Service Class 2*         -               -             -10.08%             05/01/00
MFS Total Return Portfolio                                     10.20%            -              5.26%              04/16/99
Salomon Brothers Variable Total Return Fund                    1.57%             -              0.77%              03/23/99
Travelers Managed Assets Trust                                 -7.69%            -              0.96%              03/22/99

MONEY MARKET ACCOUNTS:

Travelers Money Market Portfolio                               -0.12%            -              1.62%              04/06/99

The inception date used to calculate standarized performance is based on the date that the investment option became active in the product.

                          TRAVELERS RETIREMENT ACCOUNT
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/00

                                                                      AVERAGE ANNUAL RETURNS
                                                              ----------------------------------------
                                                              YTD        1 YR         3YR          5YR          Inception
                                                              ---        ----         ---          ---      -------------------
STOCK ACCOUNTS:

Alliance Growth Portfolio                                   -19.24%     -19.24%       10.36%      16.94%     18.61%     6/20/94
American Odyssey Core Equity Fund +                         -16.02%     -16.02%       -1.91%       8.37%      9.63%     5/1/93
American Odyssey Emerging Opportunities Fund +                8.73%       8.73%        9.81%       6.01%      9.76%     5/1/93
American Odyssey International Equity Fund +                 -9.17%      -9.17%       10.48%      10.97%     10.46%     5/1/93
Capital Appreciation Fund (Janus)                           -22.85%     -22.85%       23.12%      24.09%     11.71%     5/16/83
Delaware Investments REIT Series                             29.72%      29.72%       -           -           4.56%     5/6/98
Delaware Small Cap Value Series                              16.73%      16.73%        1.02%      10.36%     10.31%    12/23/93
Dreyfus VIF Appreciation Portfolio                           -1.88%      -1.88%       11.56%      16.83%     15.69%     4/5/93
Dreyfus VIF Small Cap Portfolio                              11.91%      11.91%        9.06%      11.48%     31.67%     8/31/90
Equity Income Portfolio (Fidelity)                            7.78%       7.78%        7.40%      -          14.39%     8/30/96
Equity Index Portfolio - Class  II*                         -10.44%     -10.44%       10.64%      16.82%     15.95%    11/30/91
Federated Stock Portfolio                                     2.49%       2.49%        7.43%      -          14.98%     8/30/96
Janus Aspen Worldwide Growth Portfolio - Service Shrs*      -17.03%     -17.03%       19.69%      21.38%     20.68%     9/13/93
Large Cap Portfolio (Fidelity)                              -15.53%     -15.53%       13.00%      -          16.81%     8/30/96
Lazard International Stock Portfolio                        -12.53%     -12.53%        5.35%      -           6.91%     8/1/96
MFS Mid Cap Growth Portfolio                                  8.01%       8.01%       -           -          22.17%     3/23/98
MFS Research Portfolio                                       -6.75%      -6.75%       -           -           6.62%     3/23/98
Montgomery Variable Series: Growth Fund                     -10.19%     -10.19%        2.88%      -          11.98%     2/9/96
OCC Accumulation Trust Equity Portfolio                       8.56%       8.56%        6.67%      13.08%     13.92%     8/1/88
Salomon Brothers Variable Capital Fund                       16.78%      16.78%       -           -          18.93%     2/17/98
Salomon Brothers Variable Investors Fund                     13.82%      13.82%       -           -          11.66%     2/17/98
Smith Barney International Equity Portfolio                 -24.74%     -24.74%        9.44%       9.10%      7.68%     6/20/94
Smith Barney Large Cap Growth Portfolio                      -8.10%      -8.10%       -           -          15.54%     5/6/98
Social Awareness Stock Portfolio (Smith Barney)              -1.72%      -1.72%       13.65%      16.93%     14.33%     5/1/92
Strategic Stock Portfolio                                     8.86%       8.86%       -           -           2.04%     5/6/98
Strong Schafer Value Fund II                                  6.49%       6.49%        0.97%      -           0.50%    10/10/97
Travelers Disciplined Mid Cap Stock Portfolio                15.17%      15.17%       14.21%      -          20.03%     4/1/97
Travelers Disciplined Small Cap Stock Portfolio               0.84%       0.84%       -           -           2.13%     5/1/98
Utilities Portfolio (Smith Barney)                           22.73%      22.73%       12.21%      13.15%     13.40%     2/4/94
Warburg Pincus Emerging Markets Portfolio                   -32.40%     -32.40%        0.11%      -           0.11%    12/31/97

BOND ACCOUNTS:

American Odyssey Global High-Yield Bond Fund +               -5.03%      -5.03%       -           -          -1.06%     5/1/98
American Odyssey Intermediate-Term Bond Fund +                5.27%       5.27%        4.17%       4.25%      4.38%     5/1/93
American Odyssey Long-Term Bond Fund +                       10.96%      10.96%        4.69%       4.90%      5.89%     5/1/93
Putnam Diversified Income Portfolio                          -1.62%      -1.62%       -0.78%       2.11%      4.06%     6/20/94
Smith Barney High Income Portfolio                           -9.19%      -9.19%       -3.00%       2.78%      4.48%     6/22/94
Travelers High Yield Bond Trust                              -0.28%      -0.28%        2.66%       7.37%      7.02%     6/10/83
Travelers Quality Bond Portfolio                              5.65%       5.65%        4.17%      -           4.96%     8/30/96
Travelers U.S. Government Securities Portfolio               13.02%      13.02%        5.20%       5.34%      6.21%     1/24/92

BALANCED ACCOUNTS:

Fidelity VIP II Asset Manager Portfolio-Service Class 2*     -5.36%      -5.36%        5.56%       9.63%      9.76%     9/6/89
MFS Total Return Portfolio                                   15.20%      15.20%        8.79%      11.74%     12.16%     6/20/94
Salomon Brothers Variable Total Return Fund                   6.57%       6.57%       -           -           3.72%     2/17/98
Travelers Managed Assets Trust                               -2.83%      -2.83%        9.54%      12.07%      9.45%     6/7/83

MONEY MARKET ACCOUNTS:

Travelers Money Market Portfolio                              4.88%       4.88%        4.09%       3.78%      3.86%    12/31/87

The inception date is the date that the underlying fund commenced operations.

+ American Odyssey Funds above do not reflect the CHART fee of 0.80%.

These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  TRAVELERS RETIREMENT ACCOUNT CHART PROGRAM PERFORMANCE UPDATE AS OF 12/31/00
                                CHART FEE = 0.80%


                                                                                    AVERAGE ANNUAL RETURNS
                                                                                    ----------------------

                                                         YTD         1 YR         3YR         5YR      Inception
                                                         ---         ----         ---         ---      ---------
STOCK ACCOUNTS

American Odyssey Core Equity Fund                      -16.51%    -16.51%      -2.63%       7.55%       8.78%      5/1/93
American Odyssey Emerging Opportunities Fund            8.09%       8.09%       9.03%       5.22%       8.92%      5/1/93
American Odyssey International Equity Fund             -9.71%      -9.71%       9.68%      10.14%       9.61%      5/1/93

BOND ACCOUNTS

American Odyssey Global High-Yield Bond Fund           -5.60%      -5.60%          -           -        -1.80%      5/1/98
American Odyssey Intermediate-Term Bond Fund            4.64%       4.64%        3.41%       3.47%       3.57%      5/1/93
American Odyssey Long-Term Bond Fund                   10.31%       10.31%       3.93%       4.11%       5.07%      5/1/93


                                                               CALENDAR YEAR RETURNS
                                                               ---------------------

                                                            1999        1998        1997
                                                            ----        ----        ----
STOCK ACCOUNTS

American Odyssey Core Equity Fund                          -2.31%      13.19%      29.22%
American Odyssey Emerging Opportunities Fund               33.99%     -10.50%       4.87%
American Odyssey International Equity Fund                 29.87%      12.54%       2.91%

BOND ACCOUNTS

American Odyssey Global High-Yield Bond Fund                8.44%         -           -
American Odyssey Intermediate-Term Bond Fund               -0.56%       6.28%       5.33%
American Odyssey Long-Term Bond Fund                       -4.72%       6.83%       9.77%

The inception date is the date that the underlying fund commenced operations.



       TRAVELERS RETIREMENT ACCOUNT STANDARDIZED PERFORMANCE AS OF 12/31/00


                                                        1 YR              5 YR                   10 YR or Inception
                                                        ----              ----               --------------------------
STOCK ACCOUNTS

American Odyssey Core Equity Fund                      -20.69%              -                -21.96%        3/23/1999
American Odyssey Emerging Opportunities Fund            3.09%               -                 51.61%        3/23/1999
American Odyssey International Equity Fund             -14.22%              -                  8.54%        3/22/1999

BOND ACCOUNTS

American Odyssey Global High-Yield Bond Fund           -10.32%              -                 -5.15%        3/23/1999
American Odyssey Intermediate-Term Bond Fund           -0.36%               -                 -1.03%        3/23/1999
American Odyssey Long-Term Bond Fund                    5.31%               -                  1.79%        3/22/1999

                           FEDERAL TAX CONSIDERATIONS

       The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

       Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70-1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

INDIVIDUAL RETIREMENT ANNUITIES

       To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

       The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $35,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

       Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

       Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

       Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

       Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

       Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

       The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

SECTION 403(b) PLANS

       Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.

       The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

       Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

       The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

       There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

       (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

       (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

       (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

       (d)    the distribution is a hardship distribution.

       A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

       To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

       The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2001, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,150 or less per year, will generally be exempt from periodic withholding.

       Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

       Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

        The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, included herein, and the financial statements of The Travelers Separate Account Five for Variable Annuities as of December 31, 2000, and for the years ended December 31, 2000 and for the period from June 9, 1999 (date operations commenced) to December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 2000










                      THE TRAVELERS SEPARATE ACCOUNT FIVE
                      FOR VARIABLE ANNUITIES
















[TRAVELERS INSURANCE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000


ASSETS:
   Investments at market value:
      Capital Appreciation Fund, 8,867 shares (cost $811,087) .........................     $      727,191
      High Yield Bond Trust, 34,566 shares (cost $309,300) ............................            303,145
      Managed Assets Trust, 108,315 shares (cost $2,121,800) ..........................          1,943,166
      Money Market Portfolio, 1,063,403 shares (cost $1,063,403) ......................          1,063,403
      American Odyssey Funds, Inc., 171,854 shares (cost $2,320,396) ..................          2,259,396
      Delaware Group Premium Fund, 8,158 shares (cost $97,442) ........................            107,099
      Dreyfus Variable Investment Fund, 26,633 shares (cost $1,256,179) ...............          1,053,137
      Greenwich Street Series Fund, 19,613 shares (cost $668,828) .....................            634,685
      Janus Aspen Series, 8,904 shares (cost $379,527) ................................            327,402
      OCC Accumulation Trust, 229 shares (cost $8,391) ................................              8,270
      Salomon Brothers Variable Series Fund Inc., 11,879 shares (cost $163,422) .......            167,415
      Strong Variable Insurance Funds, Inc., 2,376 shares (cost $19,901) ..............             23,262
      The Montgomery Funds III, 5,458 shares (cost $95,470) ...........................             84,822
      The Travelers Series Trust, 184,581 shares (cost $3,207,160) ....................          3,049,357
      Travelers Series Fund Inc., 111,417 shares (cost $2,417,796) ....................          2,198,640
      Variable Insurance Products Fund II, 10,328 shares (cost $171,671) ..............            164,117
      Warburg Pincus Trust, 12,787 shares (cost $173,156) .............................            119,301
                                                                                           ----------------

         Total Investments (cost $15,284,929) .........................................                          $   14,233,808

   Receivables:
      Dividends .......................................................................                                   6,827
      Purchase payments and transfers from other Travelers accounts ...................                                  21,754
   Other assets .......................................................................                                     890
                                                                                                                ----------------

         Total Assets .................................................................                              14,263,279
                                                                                                                ----------------

LIABILITIES:
   Payables:
      Insurance charges ...............................................................                                   4,809
   Accrued liabilities ................................................................                                     521
                                                                                                                ----------------

         Total Liabilities ............................................................                                   5,330
                                                                                                                ----------------

NET ASSETS:                                                                                                      $   14,257,949
                                                                                                                ================

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000



INVESTMENT INCOME:
   Dividends .................................................................                     $       741,714

EXPENSES:
   Insurance charges .........................................................                             105,077
                                                                                                  -----------------

         Net investment income ...............................................                             636,637
                                                                                                  -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from investment transactions:
      Proceeds from investments sold .........................................   $    5,701,298
      Cost of investments sold ...............................................        5,813,108
                                                                                ----------------

         Net realized gain (loss) ............................................                            (111,810)

   Change in unrealized gain (loss) on investments:
      Unrealized gain at December 31, 1999 ...................................          188,990
      Unrealized loss at December 31, 2000 ...................................       (1,051,121)
                                                                                ----------------


         Net change in unrealized gain (loss) for the year ...................                          (1,240,111)
                                                                                                  -----------------

            Net realized gain (loss) and change in unrealized gain (loss) ....                          (1,351,921)
                                                                                                  -----------------

   Net decrease in net assets resulting from operations ......................                     $      (715,284)
                                                                                                  =================

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE
                 PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1999

                                                                                                     2000              1999
                                                                                                     ----              ----
OPERATIONS:
   Net investment income .................................................................       $     636,637     $        18,279
   Net realized gain (loss) from investment transactions .................................            (111,810)            (10,064)
   Net change in unrealized gain (loss) on investments ...................................          (1,240,111)            188,990
                                                                                               ----------------  ------------------

      Net increase (decrease) in net assets resulting from operations ....................            (715,284)            197,205
                                                                                               ----------------  ------------------
UNIT TRANSACTIONS:
   Participant purchase payments
      (applicable to 10,464,290 and 4,009,338 units, respectively) .......................          11,742,621           4,252,582
   Participant transfers from other Travelers accounts
      (applicable to 3,429,012 and 80,997 units, respectively) ...........................           3,540,357              86,139
   Administrative and asset allocation charges
      (applicable to 2,531 units) ........................................................              (2,746)                  -
   Contract surrenders
      (applicable to 277,571 and 23,101 units, respectively) .............................            (307,504)            (23,541)
   Participant transfers to other Travelers accounts
      (applicable to 3,908,527 and 446,596 units, respectively) ..........................          (4,055,948)           (449,434)
   Other payments to participants
      (applicable to 3,558 and 2,657 units, respectively) ................................              (3,845)             (2,653)
                                                                                               ----------------  ------------------

      Net increase in net assets resulting from unit transactions ........................          10,912,935           3,863,093
                                                                                               ----------------  ------------------

         Net increase in net assets ......................................................          10,197,651           4,060,298

NET ASSETS:
   Beginning of period ...................................................................           4,060,298                   -
                                                                                               ----------------  ------------------
   End of period .........................................................................      $   14,257,949     $     4,060,298
                                                                                               ================  ==================


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Separate Account Five for Variable Annuities ("Separate Account Five") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account Five is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Five is comprised of the Travelers Retirement Account product.

    Participant purchase payments applied to Separate Account Five are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2000, the investments comprising Separate Account Five were: Capital Appreciation Fund; High Yield Bond Trust; Managed Assets Trust; Money Market Portfolio; Core Equity Fund (formerly American Odyssey Core Equity Fund), Emerging Opportunities Fund (formerly American Odyssey Emerging Opportunities Fund), Global High-Yield Bond Fund (formerly American Odyssey Global High-Yield Bond Fund), Intermediate-Term Bond Fund (formerly American Odyssey Intermediate-Term Bond Fund) International Equity Fund (formerly American Odyssey International Equity Fund) and Long-Term Bond Fund (formerly American Odyssey Long-Term Bond Fund) of American Odyssey Funds, Inc.; REIT Series and Small Cap Value Series of Delaware Group Premium Fund; Appreciation Portfolio (formerly Capital Appreciation Portfolio) and Small Cap Portfolio of Dreyfus Variable Investment Fund; Equity Index Portfolio - Class II Shares of the Greenwich Street Series Fund; Worldwide Growth Portfolio - Service Shares of Janus Aspen Series; Equity Portfolio of OCC Accumulation Trust; Total Return Fund (formerly Salomon Brothers Variable Total Return Fund), Capital Fund (formerly Salomon Brothers Variable Capital Fund) and Investors Fund (formerly Salomon Brothers Variable Investors Fund) of Salomon Brothers Variable Series Fund Inc.; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc; Montgomery Variable Series: Growth Fund of Montgomery Funds III; Equity Income Portfolio, Large Cap Portfolio, Lazard International Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio, Social Awareness Stock Portfolio, Strategic Stock Portfolio, Disciplined Mid Cap Stock Portfolio, *Disciplined Small Cap Stock Portfolio, Travelers Quality Bond Portfolio, U.S. Government Securities Portfolio, Utilities Portfolio and *Federated Stock Portfolio of The Travelers Series Trust; Alliance Growth Portfolio, MFS Total Return Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, *Putnam Diversified Income Portfolio and Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund Inc.; Asset Manager Portfolio - Service Class 2 of Variable Insurance Products Fund II; and Emerging Markets Portfolio of Warburg Pincus Trust. Funds indicated by an asterisk (*) do not have any activity as of December 31, 2000.

    All funds are Massachusetts business trusts, except for the Travelers Series Fund Inc., American Odyssey Funds, Inc., and Salomon Brothers Variable Series Fund Inc., which are incorporated under Maryland law. Strong Variable Insurance Funds, Inc. is a Wisconsin corporation and Montgomery Funds III is a Delaware business trust. Capital Appreciation Fund, High Yield Bond Trust, Managed Assets Trust, Money Market Portfolio, The Travelers Series Trust and Travelers Series Fund Inc. are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Separate Account Five in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account Five form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Five. Separate Account Five is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $17,421,310 and $5,701,298 respectively, for the year ended December 31, 2000. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $15,284,929 at December 31, 2000. Gross unrealized appreciation for all investments at December 31, 2000 was $126,356. Gross unrealized depreciation for all investments at December 31, 2000 was $1,177,477.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.80%, for Standard Death Benefit contracts (identified in Note 5 with a preface of "Standard") and 1.25% for the Optional Death Benefit and Credit contracts (identified in Note 5 with a preface of "Optional").

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date). Contract surrender payments include $1,025 and $92, of contingent deferred sales charges for the year ended December 31, 2000 and the period June 9, 1999 (date operations commenced) to December 31, 1999. See the product prospectus for a more detailed explanation of withdrawal charges.

    Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet") (formerly Copeland Financial Services, Inc.), an affiliate of The Travelers. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 0.80% of the participant's assets in the Funds. These fees totaled $2,746 for the year ended December 31, 2000 and there were no annual fee charges for the period June 9, 1999 (date operations commenced) to December 31, 1999.

    If the Variable Annuitization Floor Benefit is selected, a charge is deducted. This charge compensates The Travelers for guaranteeing a minimum variable annuity payment regardless of the performance of the funding option. This charge will vary based upon market conditions, but will not exceed 3% annually. This charge will be set at the time of election and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn. This floor benefit feature is available in Equity Index Portfolio - Class II Shares, Travelers Quality Bond Portfolio and U.S. Government Securities Portfolio only. Accordingly, in Note 5, these funding options list the values associated with each of these charges in effect as of December 31, 1999.

4.  OTHER

    If the Optional Death Benefit and Credit is selected, The Travelers will add a credit to the contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to a contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10 and 2% after contract year 10. There is no credit applied to contracts held less than one year.

5.  NET CONTRACT OWNERS' EQUITY *

                                                                             DECEMBER 31, 2000
                                             --------------------------------------------------------------------------------

                                               ACCUMULATION                ANNUITY              UNIT                 NET
                                                  UNITS                     UNITS              VALUE               ASSETS
                                                  -----                     -----              -----               ------
   Capital Appreciation Fund
        Standard, 3% AIR ..................                -                       -           $ 0.745         $           -
        Standard, 5% AIR ..................                -                       -             0.745                     -
        Optional, 3% AIR ..................          978,236                       -             0.743               726,973
        Optional, 5% AIR ..................                -                       -             0.743                     -

   High Yield Bond Trust
        Standard, 3% AIR ..................                -                       -             0.982                     -
        Standard, 5% AIR ..................                -                       -             0.982                     -
        Optional, 3% AIR ..................          311,004                       -             0.974               303,043
        Optional, 5% AIR ..................                -                       -             0.974                     -

   Managed Assets Trust
        Standard, 3% AIR ..................           20,767                       -             1.076                22,336
        Standard, 5% AIR ..................                -                       -             1.076                     -
        Optional, 3% AIR ..................        1,799,521                       -             1.067             1,920,172
        Optional, 5% AIR ..................                -                       -             1.067                     -

   Money Market Portfolio
        Standard, 3% AIR ..................           76,073                       -             1.087                82,671
        Standard, 5% AIR ..................                -                       -             1.087                     -
        Optional, 3% AIR ..................          911,055                       -             1.078               982,398
        Optional, 5% AIR ..................                -                       -             1.078                     -

   American Odyssey Funds, Inc.
      Core Equity Fund
        Standard, 3% AIR ..................           10,384                       -             0.840                 8,719
        Standard, 5% AIR ..................                -                       -             0.840                     -
        Optional, 3% AIR ..................          626,483                       -             0.833               521,848
        Optional, 5% AIR ..................                -                       -             0.833                     -
      Emerging Opportunities Fund
        Standard, 3% AIR ..................            1,472                       -             1.600                 2,356
        Standard, 5% AIR ..................                -                       -             1.600                     -
        Optional, 3% AIR ..................          235,839                       -             1.587               374,355
        Optional, 5% AIR ..................                -                       -             1.587                     -
      Global High-Yield Bond Fund
        Standard, 3% AIR ..................                -                       -             1.021                     -
        Standard, 5% AIR ..................                -                       -             1.021                     -
        Optional, 3% AIR ..................           95,298                       -             1.012                96,473
        Optional, 5% AIR ..................                -                       -             1.012                     -
      Intermediate-Term Bond Fund
        Standard, 3% AIR ..................           16,410                       -             1.063                17,438
        Standard, 5% AIR ..................                -                       -             1.063                     -
        Optional, 3% AIR ..................          369,677                       -             1.054               389,737
        Optional, 5% AIR ..................                -                       -             1.054                     -

5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *

                                                                                       DECEMBER 31, 2000
                                                           -------------------------------------------------------------------------
                                                             ACCUMULATION           ANNUITY              UNIT               NET
                                                                UNITS                UNITS              VALUE             ASSETS
                                                                -----                -----              -----             ------
   American Odyssey Funds, Inc. (continued)
      International Equity Fund
        Standard, 3% AIR ................................            1,916                  -           $ 1.160       $       2,224
        Standard, 5% AIR ................................                -                  -             1.160                   -
        Optional, 3% AIR ................................          347,387                  -             1.151             399,880
        Optional, 5% AIR ................................                -                  -             1.151                   -
      Long-Term Bond Fund
        Standard, 3% AIR ................................           12,041                  -             1.092              13,143
        Standard, 5% AIR ................................                -                  -             1.092                   -
        Optional, 3% AIR ................................          409,109                  -             1.083             442,992
        Optional, 5% AIR ................................                -                  -             1.083                   -

   Delaware Group Premium Fund
      REIT Series
        Standard, 3% AIR ................................                -                  -             1.221                   -
        Standard, 5% AIR ................................                -                  -             1.221                   -
        Optional, 3% AIR ................................           50,532                  -             1.213              61,289
        Optional, 5% AIR ................................                -                  -             1.213                   -
      Small Cap Value Series
        Standard, 3% AIR ................................                -                  -             1.162                   -
        Standard, 5% AIR ................................                -                  -             1.162                   -
        Optional, 3% AIR ................................           39,689                  -             1.153              45,774
        Optional, 5% AIR ................................                -                  -             1.153                   -

   Dreyfus Variable Investment Fund
      Appreciation Portfolio
        Standard, 3% AIR ................................           24,552                  -             1.065              26,151
        Standard, 5% AIR ................................                -                  -             1.065                   -
        Optional, 3% AIR ................................          487,819             22,090             1.057             538,805
        Optional, 5% AIR ................................                -                  -             1.057                   -
      Small Cap Portfolio
        Standard, 3% AIR ................................            3,246                  -             1.394               4,523
        Standard, 5% AIR ................................                -                  -             1.394                   -
        Optional, 3% AIR ................................          349,550                  -             1.383             483,332
        Optional, 5% AIR ................................                -                  -             1.383                   -

   Greenwich Street Series Fund
      Equity Index Portfolio - Class II Shares
        Standard, 3% AIR ................................           14,389                  -             1.019              14,662
        Standard, 5% AIR ................................                -                  -             1.019                   -
        Optional, 3% AIR ................................          591,187             21,995             1.011             619,831
        Optional, 5% AIR ................................                -                  -             1.011                   -
        Standard, 3%, .62% Floor Floor Charge ...........                -                  -             1.008                   -
        Standard, 3%, 1.10% Floor Charge ................                -                  -             0.999                   -
        Optional, 3%, .83% Floor Charge .................                -                  -             0.996                   -
        Optional 3%, 1.40% Floor Charge .................                -                  -             0.986                   -

5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *

                                                                                        DECEMBER 31, 2000
                                                              --------------------------------------------------------------------
                                                                ACCUMULATION        ANNUITY              UNIT             NET
                                                                   UNITS             UNITS              VALUE           ASSETS
                                                                   -----             -----              -----           ------
   Janus Aspen Series
      Worldwide Growth Portfolio - Service Shares
        Standard, 3% AIR ..................................                 -               -         $  0.801       $          -
        Standard, 5% AIR ..................................                 -               -            0.801                  -
        Optional, 3% AIR ..................................           409,725               -            0.799            327,292
        Optional, 5% AIR ..................................                 -               -            0.799                  -

   OCC Accumulation Trust
      Equity Portfolio
        Standard, 3% AIR ..................................                 -               -            1.014                  -
        Standard, 5% AIR ..................................                 -               -            1.014                  -
        Optional, 3% AIR ..................................             8,202               -            1.007              8,258
        Optional, 5% AIR ..................................                 -               -            1.007                  -

   Salomon Brothers Variable Series Fund Inc.
      Total Return Fund
        Standard, 3% AIR ..................................                 -               -            1.072                  -
        Standard, 5% AIR ..................................                 -               -            1.072                  -
        Optional, 3% AIR ..................................             9,945               -            1.064             10,578
        Optional, 5% AIR ..................................                 -               -            1.064                  -
      Capital Fund
        Standard, 3% AIR ..................................                 -               -            1.433                  -
        Standard, 5% AIR ..................................                 -               -            1.433                  -
        Optional, 3% AIR ..................................            62,150               -            1.422             88,358
        Optional, 5% AIR ..................................                 -               -            1.422                  -
      Investors Fund
        Standard, 3% AIR ..................................                 -               -            1.244                  -
        Standard, 5% AIR ..................................                 -               -            1.244                  -
        Optional, 3% AIR ..................................            55,437               -            1.234             68,419
        Optional, 5% AIR ..................................                 -               -            1.234                  -

   Strong Variable Insurance Funds, Inc.
      Strong Schafer Value Fund II
        Standard, 3% AIR ..................................                 -               -            0.938                  -
        Standard, 5% AIR ..................................                 -               -            0.938                  -
        Optional, 3% AIR ..................................            24,959               -            0.932             23,254
        Optional, 5% AIR ..................................                 -               -            0.932                  -

   The Montgomery Funds III
      Montgomery Variable Series: Growth Fund
        Standard, 3% AIR ..................................                 -               -            1.090                  -
        Standard, 5% AIR ..................................                 -               -            1.090                  -
        Optional, 3% AIR ..................................            78,405               -            1.082             84,793
        Optional, 5% AIR ..................................                 -               -            1.082                  -

5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *


                                                                                    DECEMBER 31, 2000
                                                    --------------------------------------------------------------------------------

                                                     ACCUMULATION                ANNUITY              UNIT                 NET
                                                        UNITS                     UNITS              VALUE               ASSETS
                                                        -----                     -----              -----               ------
   The Travelers Series Trust
      Equity Income Portfolio
        Standard, 3% AIR ........................           12,381                       -           $ 1.105          $      13,682
        Standard, 5% AIR ........................                -                       -             1.105                      -
        Optional, 3% AIR ........................          437,309                       -             1.096                479,439
        Optional, 5% AIR ........................                -                       -             1.096                      -
      Large Cap Portfolio
        Standard, 3% AIR ........................           52,127                       -             1.038                 54,117
        Standard, 5% AIR ........................                -                       -             1.038                      -
        Optional, 3% AIR ........................          804,274                       -             1.030                828,339
        Optional, 5% AIR ........................                -                       -             1.030                      -
      Lazard International Stock Portfolio
        Standard, 3% AIR ........................            4,591                       -             1.049                  4,814
        Standard, 5% AIR ........................                -                       -             1.049                      -
        Optional, 3% AIR ........................           17,988                       -             1.041                 18,721
        Optional, 5% AIR ........................                -                       -             1.041                      -
      MFS Mid Cap Growth Portfolio
        Standard, 3% AIR ........................           30,494                       -             1.739                 53,033
        Standard, 5% AIR ........................                -                       -             1.739                      -
        Optional, 3% AIR ........................          504,511                       -             1.726                870,950
        Optional, 5% AIR ........................                -                       -             1.726                      -
      MFS Research Portfolio
        Standard, 3% AIR ........................                -                       -             1.136                      -
        Standard, 5% AIR ........................                -                       -             1.136                      -
        Optional, 3% AIR ........................            7,875                       -             1.127                  8,877
        Optional, 5% AIR ........................                -                       -             1.127                      -
      Social Awareness Stock Portfolio
        Standard, 3% AIR ........................           14,167                       -             1.100                 15,589
        Standard, 5% AIR ........................                -                       -             1.100                      -
        Optional, 3% AIR ........................          141,652                       -             1.092                154,634
        Optional, 5% AIR ........................                -                       -             1.092                      -
      Strategic Stock Portfolio
        Standard, 3% AIR ........................                -                       -             1.030                      -
        Standard, 5% AIR ........................                -                       -             1.030                      -
        Optional, 3% AIR ........................           19,858                       -             1.023                 20,323
        Optional, 5% AIR ........................                -                       -             1.023                      -
      Disciplined Mid Cap Stock Portfolio
        Standard, 3% AIR ........................            4,950                       -             1.310                  6,484
        Standard, 5% AIR ........................                -                       -             1.310                      -
        Optional, 3% AIR ........................           88,564                       -             1.301                115,188
        Optional, 5% AIR ........................                -                       -             1.301                      -

5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *


                                                                                       DECEMBER 31, 2000
                                                              --------------------------------------------------------------------
                                                               ACCUMULATION         ANNUITY              UNIT             NET
                                                                  UNITS              UNITS              VALUE           ASSETS
                                                                  -----              -----              -----           ------
   The Travelers Series Trust (continued)
      Travelers Quality Bond Portfolio
        Standard, 3% AIR ...................................          19,941               -            $ 1.063      $     21,199
        Standard, 5% AIR ...................................               -               -              1.063                 -
        Optional, 3% AIR ...................................          54,601               -              1.055            57,587
        Optional, 5% AIR ...................................               -               -              1.055                 -
        Standard, 3%, .62% Floor Floor Charge ..............               -               -              1.058                 -
        Standard, 3%, 1.10% Floor Charge ...................               -               -              1.055                 -
        Optional, 3%, .83% Floor Charge ....................               -               -              1.049                 -
        Optional 3%, 1.40% Floor Charge ....................               -               -              1.045                 -
      U.S. Government Securities Portfolio
        Standard, 3% AIR ...................................          20,423               -              1.099            22,448
        Standard, 5% AIR ...................................               -               -              1.099                 -
        Optional, 3% AIR ...................................         141,994               -              1.091           154,836
        Optional, 5% AIR ...................................               -               -              1.091                 -
        Standard, 3%, .62% Floor Floor Charge ..............               -               -              1.094                 -
        Standard, 3%, 1.10% Floor Charge ...................               -               -              1.091                 -
        Optional, 3%, .83% Floor Charge ....................               -               -              1.084                 -
        Optional 3%, 1.40% Floor Charge ....................               -               -              1.080                 -
      Utilities Portfolio
        Standard, 3% AIR ...................................               -               -              1.183                 -
        Standard, 5% AIR ...................................               -               -              1.183                 -
        Optional, 3% AIR ...................................         135,986               -              1.174           159,615
        Optional, 5% AIR ...................................               -               -              1.174                 -

   Travelers Series Fund Inc.
      Alliance Growth Portfolio
        Standard, 3% AIR ...................................          56,806               -              1.057            60,027
        Standard, 5% AIR ...................................               -               -              1.057                 -
        Optional, 3% AIR ...................................         987,185               -              1.048         1,034,894
        Optional, 5% AIR ...................................               -               -              1.048                 -
      MFS Total Return Portfolio
        Standard, 3% AIR ...................................               -               -              1.150                 -
        Standard, 5% AIR ...................................               -               -              1.150                 -
        Optional, 3% AIR ...................................         487,322               -              1.142           556,330
        Optional, 5% AIR ...................................               -               -              1.142                 -

5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *



                                                                                        DECEMBER 31, 2000
                                                              ---------------------------------------------------------------------

                                                                ACCUMULATION          ANNUITY              UNIT             NET
                                                                   UNITS               UNITS              VALUE           ASSETS
                                                                   -----               -----              -----           ------

   Travelers Series Fund Inc. (continued)
      Smith Barney High Income Portfolio
        Standard, 3% AIR ...................................            20,231                -          $ 0.918     $      18,576
        Standard, 5% AIR ...................................                 -                -            0.918                 -
        Optional, 3% AIR ...................................            52,398                -            0.912            47,763
        Optional, 5% AIR ...................................                 -                -            0.912                 -
      Smith Barney International Equity Portfolio
        Standard, 3% AIR ...................................             3,291                -            1.186             3,903
        Standard, 5% AIR ...................................                 -                -            1.186                 -
        Optional, 3% AIR ...................................           247,679                -            1.177           291,418
        Optional, 5% AIR ...................................                 -                -            1.177                 -
      Smith Barney Large Capitalization Growth Portfolio
        Standard, 3% AIR ...................................                 -                -            1.045                 -
        Standard, 5% AIR ...................................                 -                -            1.045                 -
        Optional, 3% AIR ...................................           178,384                -            1.037           184,958
        Optional, 5% AIR ...................................                 -                -            1.037                 -

   Variable Insurance Products Fund II
      Asset Manager Portfolio - Service Class 2
        Standard, 3% AIR ...................................                 -                -            0.949                 -
        Standard, 5% AIR ...................................                 -                -            0.949                 -
        Optional, 3% AIR ...................................           173,343                -            0.947           164,061
        Optional, 5% AIR ...................................                 -                -            0.947                 -

   Warburg Pincus Trust
      Emerging Markets Portfolio
        Standard, 3% AIR ...................................                 -                -            1.022                 -
        Standard, 5% AIR ...................................                 -                -            1.022                 -
        Optional, 3% AIR ...................................           122,227                -            1.015           124,067
        Optional, 5% AIR ...................................                 -                -            1.015                 -
                                                                                                                    ---------------

   Net Contract Owners' Equity .................................................................................     $  14,257,949
                                                                                                                    ===============



* An assumed interest rate of either 3% or 5% is applied in the calculation of annuity unit values depending on the type of annuitization selected. The values associated with each are identified in the table above as "3% AIR" and "5% AIR".

6.  STATEMENT OF INVESTMENTS



   INVESTMENTS                                                                          NO. OF             MARKET
                                                                                        SHARES             VALUE
                                                                                   ----------------  -----------------

      CAPITAL APPRECIATION FUND (5.1%)
           Total (Cost $811,087)                                                             8,867      $     727,191
                                                                                   ----------------  -----------------

      HIGH YIELD BOND TRUST (2.1%)
           Total (Cost $309,300)                                                            34,566            303,145
                                                                                   ----------------  -----------------

      MANAGED ASSETS TRUST (13.7%)
           Total (Cost $2,121,800)                                                         108,315          1,943,166
                                                                                   ----------------  -----------------

      MONEY MARKET PORTFOLIO (7.5%)
           Total (Cost $1,063,403)                                                       1,063,403          1,063,403
                                                                                   ----------------  -----------------

      AMERICAN ODYSSEY FUNDS, INC. (15.9%)
        Core Equity Fund (Cost $573,485)                                                    37,755            527,828
        Emerging Opportunities Fund (Cost $376,548)                                         21,778            375,226
        Global High-Yield Bond Fund (Cost $106,835)                                         10,701             95,992
        Intermediate-Term Bond Fund (Cost $401,358)                                         38,945            406,194
        International Equity Fund (Cost $421,829)                                           20,456            400,729
        Long-Term Bond Fund (Cost $440,341)                                                 42,219            453,427
                                                                                   ----------------  -----------------
           Total (Cost $2,320,396)                                                         171,854          2,259,396
                                                                                   ----------------  -----------------

      DELAWARE GROUP PREMIUM FUND (0.7%)
        REIT Series (Cost $58,210)                                                           5,564             61,310
        Small Cap Value Series (Cost $39,232)                                                2,594             45,789
                                                                                   ----------------  -----------------
           Total (Cost $97,442)                                                              8,158            107,099
                                                                                   ----------------  -----------------

      DREYFUS VARIABLE INVESTMENT FUND (7.4%)
        Appreciation Portfolio (Cost $567,609)                                              14,523            565,120
        Small Cap Portfolio (Cost $688,570)                                                 12,110            488,017
                                                                                   ----------------  -----------------
           Total (Cost $1,256,179)                                                          26,633          1,053,137
                                                                                   ----------------  -----------------

      GREENWICH STREET SERIES FUND (4.4%)
        Equity Index Portfolio - Class II Shares
           Total (Cost $668,828)                                                            19,613            634,685
                                                                                   ----------------  -----------------

      JANUS ASPEN SERIES (2.3%)
        Worldwide Growth Portfolio - Service Shares
           Total (Cost $379,527)                                                             8,904            327,402
                                                                                   ----------------  -----------------

      OCC ACCUMULATION TRUST (0.1%)
        Equity Portfolio
           Total (Cost $8,391)                                                                 229              8,270
                                                                                   ----------------  -----------------

      SALOMON BROTHERS VARIABLE SERIES FUND INC. (1.2%)
        Total Return Fund (Cost $10,632)                                                       989             10,585
        Capital Fund (Cost $90,338)                                                          5,854             88,388
        Investors Fund (Cost $62,452)                                                        5,036             68,442
                                                                                   ----------------  -----------------
           Total (Cost $163,422)                                                            11,879            167,415
                                                                                   ----------------  -----------------

                                                                                                NO. OF           MARKET
                                                                                                SHARES            VALUE
                                                                                           ---------------  ----------------
      STRONG VARIABLE INSURANCE FUNDS, INC. (0.2%)
        Strong Schafer Value Fund II
           Total (Cost $19,901)                                                                     2,376      $     23,262
                                                                                           ---------------  ----------------

      THE MONTGOMERY FUNDS III (0.6%)
        Montgomery Variable Series: Growth Fund
           Total (Cost $95,470)                                                                     5,458            84,822
                                                                                           ---------------  ----------------

      THE TRAVELERS SERIES TRUST (21.4%)
        Equity Income Portfolio (Cost $467,474)                                                    30,337           493,285
        Large Cap Portfolio (Cost $1,049,798)                                                      52,512           882,750
        Lazard International Stock Portfolio (Cost $26,263)                                         1,791            23,552
        MFS Mid Cap Growth Portfolio (Cost $968,034)                                               55,149           924,289
        MFS Research Portfolio (Cost $10,095)                                                         732             8,891
        Social Awareness Stock Portfolio (Cost $171,105)                                            5,921           170,278
        Strategic Stock Portfolio (Cost $19,196)                                                    2,048            20,334
        Disciplined Mid Cap Stock Portfolio (Cost $113,315)                                         7,052           121,712
        Travelers Quality Bond Portfolio (Cost $77,441)                                             7,165            78,811
        U.S. Government Securities Portfolio (Cost $156,366)                                       13,567           165,787
        Utilities Portfolio (Cost $148,073)                                                         8,307           159,668
                                                                                           ---------------  ----------------
           Total (Cost $3,207,160)                                                                184,581         3,049,357
                                                                                           ---------------  ----------------

      TRAVELERS SERIES FUND INC. (15.4%)
        Alliance Growth Portfolio (Cost $1,316,600)                                                44,076         1,095,281
        MFS Total Return Portfolio (Cost $524,822)                                                 31,335           556,518
        Smith Barney High Income Portfolio (Cost $74,184)                                           6,565            66,372
        Smith Barney International Equity Portfolio (Cost $299,469)                                16,990           295,449
        Smith Barney Large Capitalization Growth Portfolio (Cost $202,721)                         12,451           185,020
                                                                                           ---------------  ----------------
           Total (Cost $2,417,796)                                                                111,417         2,198,640
                                                                                           ---------------  ----------------

      VARIABLE INSURANCE PRODUCTS FUND II (1.2%)
        Asset Manager Portfolio - Service Class 2
           Total (Cost $171,671)                                                                   10,328           164,117
                                                                                           ---------------  ----------------

      WARBURG PINCUS TRUST (0.8%)
        Emerging Markets Portfolio
           Total (Cost $173,156)                                                                   12,787           119,301
                                                                                           ---------------  ----------------

   TOTAL INVESTMENTS (100%)
      (COST $15,284,929)                                                                                     $   14,233,808
                                                                                                            ================

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999
    (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999


                                                              CAPITAL APPRECIATION FUND    HIGH YIELD BOND TRUST
                                                              -------------------------  -------------------------
                                                                 2000          1999         2000           1999
                                                                 ----          ----         ----           ----
INVESTMENT INCOME:
Dividends ..................................................  $     2,274   $         -  $     7,583   $         -
                                                              -----------   -----------  -----------   -----------

EXPENSES:
Insurance charges ..........................................        2,849             -        1,547           234
                                                              -----------   -----------  -----------   -----------
     Net investment income (loss) ..........................         (575)            -        6,036          (234)
                                                              -----------   -----------  -----------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ..........................    1,358,893             -        1,320        30,808
   Cost of investments sold ................................    1,437,600             -        1,339        30,892
                                                              -----------   -----------  -----------   -----------

     Net realized gain (loss) ..............................      (78,707)            -          (19)          (84)
                                                              -----------   -----------  -----------   -----------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ..............            -             -        1,354             -
   Unrealized gain (loss) end of period ....................      (83,896)            -       (6,155)        1,354
                                                              -----------   -----------  -----------   -----------

     Net change in unrealized gain (loss) for the period ...      (83,896)            -       (7,509)        1,354
                                                              -----------   -----------  -----------   -----------

Net increase (decrease) in net assets
     resulting from operations .............................     (163,178)            -       (1,492)        1,036
                                                              -----------   -----------  -----------   -----------


UNIT TRANSACTIONS:
Participant purchase payments ..............................      868,506             -      213,575       120,548
Participant transfers from other Travelers accounts ........    1,429,136             -            -             -
Administrative and asset allocation charges ................            -             -            -             -
Contract surrenders ........................................            -             -            -             -
Participant transfers to other Travelers accounts ..........   (1,407,491)            -            -       (30,624)
Other payments to participants .............................            -             -            -             -
                                                              -----------   -----------  -----------   -----------
   Net increase (decrease) in net assets
     resulting from unit transactions ......................      890,151             -      213,575        89,924
                                                              -----------   -----------  -----------   -----------

     Net increase (decrease) in net assets .................      726,973             -      212,083        90,960


NET ASSETS:
   Beginning of period .....................................            -             -       90,960             -
                                                              -----------   -----------  -----------   -----------

   End of period ...........................................  $   726,973   $         -  $   303,043   $    90,960
                                                              ===========   ===========  ===========   ===========

                                                                MANAGED ASSETS TRUST
                                                              -------------------------
                                                                 2000          1999
                                                                 ----          ----
INVESTMENT INCOME:
Dividends ..................................................  $   166,564   $     4,133
                                                              -----------   -----------

EXPENSES:
Insurance charges ..........................................       17,568         2,146
                                                              -----------   -----------
     Net investment income (loss) ..........................      148,996         1,987
                                                              -----------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ..........................      517,922       223,246
   Cost of investments sold ................................      530,052       232,943
                                                              -----------   -----------

     Net realized gain (loss) ..............................      (12,130)       (9,697)
                                                              -----------   -----------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ..............       48,363             -
   Unrealized gain (loss) end of period ....................     (178,634)       48,363
                                                              -----------   -----------

     Net change in unrealized gain (loss) for the period ...     (226,997)       48,363
                                                              -----------   -----------

Net increase (decrease) in net assets
     resulting from operations .............................      (90,131)       40,653
                                                              -----------   -----------


UNIT TRANSACTIONS:
Participant purchase payments ..............................    1,369,467     1,172,096
Participant transfers from other Travelers accounts ........       46,052        12,787
Administrative and asset allocation charges ................            -             -
Contract surrenders ........................................      (41,969)       (3,850)
Participant transfers to other Travelers accounts ..........     (343,649)     (218,948)
Other payments to participants .............................            -             -
                                                              -----------   -----------
   Net increase (decrease) in net assets
     resulting from unit transactions ......................    1,029,901       962,085
                                                              -----------   -----------

     Net increase (decrease) in net assets .................      939,770     1,002,738


NET ASSETS:
   Beginning of period .....................................    1,002,738             -
                                                              -----------   -----------

   End of period ...........................................  $ 1,942,508   $ 1,002,738
                                                              ===========   ===========

   MONEY MARKET PORTFOLIO               CORE EQUITY FUND             EMERGING OPPORTUNITIES FUND        GLOBAL HIGH-YIELD BOND FUND
----------------------------        -------------------------        ---------------------------        ---------------------------
    2000              1999             2000            1999             2000              1999            2000               1999
    ----              ----             ----            ----             ----              ----            ----               ----

$    31,345        $   1,616        $  18,369        $      -        $  10,991          $      -        $  7,269            $     -
-----------        ---------        ---------        --------        ---------          --------        --------            -------


      6,130              319            3,180              94            2,630                29             844                  -
-----------        ---------        ---------        --------        ---------          --------        --------            -------
     25,215            1,297           15,189             (94)           8,361               (29)          6,425                  -
-----------        ---------        ---------        --------        ---------          --------        --------            -------




    447,933           60,367           99,087              77           51,881                16           4,035                  -
    447,933           60,367          102,720              79           51,234                15           4,374                  -
-----------        ---------        ---------        --------        ---------          --------        --------            -------

          -                -           (3,633)             (2)             647                 1            (339)                 -
-----------        ---------        ---------        --------        ---------          --------        --------            -------


          -                -             (588)              -            2,687                 -               -                  -
          -                -          (45,657)           (588)          (1,322)            2,687         (10,843)                 -
-----------        ---------        ---------        --------        ---------          --------        --------            -------

          -                -          (45,069)           (588)          (4,009)            2,687         (10,843)                 -
-----------        ---------        ---------        --------        ---------          --------        --------            -------


     25,215            1,297          (33,513)           (684)           4,999             2,659          (4,757)                 -
-----------        ---------        ---------        --------        ---------          --------        --------            -------





    930,023          217,798          529,494          89,964          338,842            50,202          82,889             19,527
    165,515                -           16,839               -           16,205                 -           1,666                  -
          -                -             (734)              -             (470)                -            (209)                 -
    (53,939)               -          (10,728)              -           (4,007)                -            (253)                 -
   (177,259)         (43,581)         (60,071)              -          (31,719)                -          (2,390)                 -
          -                -                -               -                -                 -               -                  -
-----------        ---------        ---------        --------        ---------          --------        --------            -------


    864,340          174,217          474,800          89,964          318,851            50,202          81,703             19,527
-----------        ---------        ---------        --------        ---------          --------        --------            -------

    889,555          175,514          441,287          89,280          323,850            52,861          76,946             19,527





    175,514                -           89,280               -           52,861                 -          19,527                  -
-----------        ---------        ---------        --------        ---------          --------        --------            -------

$ 1,065,069        $ 175,514        $ 530,567        $ 89,280        $ 376,711          $ 52,861        $ 96,473            $19,527
===========        =========        =========        ========        =========          ========        ========            =======

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999
    (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)




                                                            INTERMEDIATE-TERM        INTERNATIONAL             LONG-TERM
                                                                BOND FUND             EQUITY FUND              BOND FUND
                                                          ----------------------  ----------------------  --------------------
                                                             2000         1999       2000        1999        2000       1999
                                                             ----         ----       ----        ----        ----       ----
INVESTMENT INCOME:
Dividends ..............................................  $  13,732    $      -   $  12,079    $      -   $  12,451   $      -
                                                          ---------    --------   ---------    --------   ---------   --------

EXPENSES:
Insurance charges ......................................      2,389         270       2,957         132       2,299        135
                                                          ---------    --------   ---------    --------   ---------   --------
     Net investment income (loss) ......................     11,343        (270)      9,122        (132)     10,152       (135)
                                                          ---------    --------   ---------    --------   ---------   --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ......................    199,816         212      49,311       1,055     121,067        113
   Cost of investments sold ............................    202,227         210      51,213       1,044     120,871        112
                                                          ---------    --------   ---------    --------   ---------   --------

     Net realized gain (loss) ..........................     (2,411)          2      (1,902)         11         196          1
                                                          ---------    --------   ---------    --------   ---------   --------
Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ..........      1,075           -       7,872           -         347          -
   Unrealized gain (loss) end of period ................      4,836       1,075     (21,100)      7,872      13,086        347
                                                          ---------    --------   ---------    --------   ---------   --------

     Net change in unrealized gain (loss) for the
       period...........................................      3,761       1,075     (28,972)      7,872      12,739        347
                                                          ---------    --------   ---------    --------   ---------   --------

Net increase (decrease) in net assets
     resulting from operations .........................     12,693         807     (21,752)      7,751      23,087        213
                                                          ---------    --------   ---------    --------   ---------   --------



UNIT TRANSACTIONS:
Participant purchase payments ..........................    453,519     109,217     315,252     117,673     423,409     84,737
Participant transfers from other Travelers accounts ....     17,648       8,513      16,160         (45)     34,494          -
Administrative and asset allocation charges ............       (332)          -        (550)          -        (451)         -
Contract surrenders ....................................    (25,434)          -      (4,588)          -     (15,057)         -
Participant transfers to other Travelers accounts ......   (169,456)          -     (27,797)          -     (94,297)         -
Other payments to participants .........................          -           -           -           -           -          -
                                                          ---------    --------   ---------    --------   ---------   --------

   Net increase (decrease) in net assets
     resulting from unit transactions ..................    275,945     117,730     298,477     117,628     348,098     84,737
                                                          ---------    --------   ---------    --------   ---------   --------

     Net increase (decrease) in net assets .............    288,638     118,537     276,725     125,379     371,185     84,950



NET ASSETS:
   Beginning of period .................................    118,537           -     125,379           -      84,950          -
                                                          ---------    --------   ---------    --------   ---------   --------

   End of period .......................................  $ 407,175   $ 118,537   $ 402,104   $ 125,379   $ 456,135   $ 84,950
                                                          =========   =========   =========   =========   =========   ========

                           SMALL CAP
     REIT SERIES          VALUE SERIES       APPRECIATION PORTFOLIO     SMALL CAP PORTFOLIO
----------------------  ------------------   -----------------------   ---------------------
  2000         1999       2000     1999         2000         1999         2000        1999
  ----         ----       ----     ----         ----         ----         ----        ----

$      -    $       -   $   675   $     -    $  10,085    $   3,390    $ 216,536    $      -
--------    ---------   -------   -------    ---------    ---------    ---------    --------


     128            -       281         8        5,718        1,156        3,032          56
--------    ---------   -------   -------    ---------    ---------    ---------    --------
    (128)           -       394        (8)       4,367        2,234      213,504         (56)
--------    ---------   -------   -------    ---------    ---------    ---------    --------




     107            -       274         -       51,655       47,063      141,404          24
     107            -       253         -       49,784       47,358      134,392          23
--------    ---------   -------   -------    ---------    ---------    ---------    --------

       -            -        21         -        1,871         (295)       7,012           1
--------    ---------   -------   -------    ---------    ---------    ---------    --------


       -            -       174         -       12,651            -        4,695           -
   3,100            -     6,557       174       (2,489)      12,651     (200,553)      4,695
--------    ---------   -------   -------    ---------    ---------    ---------    --------

   3,100            -     6,383       174      (15,140)      12,651     (205,248)      4,695
--------    ---------   -------   -------    ---------    ---------    ---------    --------


   2,972            -     6,798       166       (8,902)      14,590       15,268       4,640
--------    ---------   -------   -------    ---------    ---------    ---------    --------





  58,317            -    15,603     3,207      249,676      408,607      432,329      42,145
       -            -    20,000         -        2,231        2,020       17,898           -
       -            -         -         -            -            -            -           -
       -            -         -         -      (16,447)      (3,503)      (3,235)          -
       -            -         -         -      (31,380)     (48,715)     (21,190)          -
       -            -         -         -       (1,902)      (1,319)           -           -
--------    ---------   -------   -------    ---------    ---------    ---------    --------


  58,317            -    35,603     3,207      202,178      357,090      425,802      42,145
--------    ---------   -------   -------    ---------    ---------    ---------    --------

  61,289            -    42,401     3,373      193,276      371,680      441,070      46,785





       -            -     3,373         -      371,680            -       46,785           -
--------    ---------   -------   -------    ---------    ---------    ---------    --------

$ 61,289    $       -   $45,774   $ 3,373    $ 564,956    $ 371,680    $ 487,855    $ 46,785
========    =========   =======   =======    =========    =========    =========    ========

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999
    (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)




                                                                   EQUITY INDEX            WORLDWIDE GROWTH
                                                                   PORTFOLIO -               PORTFOLIO -
                                                                 CLASS II SHARES            SERVICE SHARES       EQUITY PORTFOLIO
                                                               -----------------------   --------------------   -------------------
                                                                 2000         1999         2000        1999      2000        1999
                                                                 ----         ----         ----        ----      ----        ----
INVESTMENT INCOME:
Dividends ..................................................   $   2,011    $       -    $   2,571    $     -   $   831    $      -
                                                               ---------    ---------    ---------    -------   -------    --------

EXPENSES:
Insurance charges ..........................................       6,929        1,132        1,318          -        90           -
                                                               ---------    ---------    ---------    -------   -------    --------
     Net investment income (loss)...........................      (4,918)      (1,132)       1,253          -       741           -
                                                               ---------    ---------    ---------    -------   -------    --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ..........................     122,179       75,540       35,806          -        78           -
   Cost of investments sold ................................     118,361       74,514       36,158          -        91           -
                                                               ---------    ---------    ---------    -------   -------    --------

     Net realized gain (loss) ..............................       3,818        1,026         (352)         -       (13)          -
                                                               ---------    ---------    ---------    -------   -------    --------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ..............      32,514            -            -          -         -           -
   Unrealized gain (loss) end of period ....................     (34,143)      32,514      (52,125)         -      (121)          -
                                                               ---------    ---------    ---------    -------   -------    --------

     Net change in unrealized gain (loss) for the period ...     (66,657)      32,514      (52,125)         -      (121)          -
                                                               ---------    ---------    ---------    -------   -------    --------

Net increase (decrease) in net assets
     resulting from operations .............................     (67,757)      32,408      (51,224)         -       607           -
                                                               ---------    ---------    ---------    -------   -------    --------



UNIT TRANSACTIONS:
Participant purchase payments ..............................     391,338      414,338      378,349          -     7,651           -
Participant transfers from other Travelers accounts ........       3,037        2,250          167          -         -           -
Administrative and asset allocation charges ................           -            -            -          -         -           -
Contract surrenders ........................................     (34,014)      (9,631)           -          -         -           -
Participant transfers to other Travelers accounts ..........     (29,212)     (64,987)           -          -         -           -
Other payments to participants .............................      (1,943)      (1,334)           -          -         -           -
                                                               ---------    ---------    ---------    -------   -------    --------

   Net increase (decrease) in net assets
     resulting from unit transactions ......................     329,206      340,636      378,516          -     7,651           -
                                                               ---------    ---------    ---------    -------   -------    --------

     Net increase (decrease) in net assets .................     261,449      373,044      327,292          -     8,258           -



NET ASSETS:
   Beginning of period .....................................     373,044            -            -          -         -           -
                                                               ---------    ---------    ---------    -------   -------    --------

   End of period ...........................................   $ 634,493    $ 373,044    $ 327,292    $     -   $ 8,258    $      -
                                                               =========    =========    =========    =======   =======    ========

                                                                              STRONG SCHAFER
  TOTAL RETURN FUND          CAPITAL FUND            INVESTORS FUND           VALUE FUND II
---------------------    ---------------------    --------------------    ---------------------
  2000         1999        2000         1999        2000        1999        2000         1999
  ----         ----        ----         ----        ----        ----        ----         ----

$    324     $      -    $  4,766     $      -    $  2,438     $    94    $    101     $      -
--------     --------    --------     --------    --------     -------    --------     --------


      40            -         356            -         682          17         236            -
--------     --------    --------     --------    --------     -------    --------     --------
     284            -       4,410            -       1,756          77        (135)           -
--------     --------    --------     --------    --------     -------    --------     --------




      33            -         311            -      18,905           -         228            -
      33            -         306            -      19,328           -         200            -
--------     --------    --------     --------    --------     -------    --------     --------

       -            -           5            -        (423)          -          28            -
--------     --------    --------     --------    --------     -------    --------     --------


       -            -           -            -         200           -           -            -
     (47)           -      (1,950)           -       5,990         200       3,361            -
--------     --------    --------     --------    --------     -------    --------     --------

     (47)           -      (1,950)           -       5,790         200       3,361            -
--------     --------    --------     --------    --------     -------    --------     --------


     237            -       2,465            -       7,123         277       3,254            -
--------     --------    --------     --------    --------     -------    --------     --------





  10,341            -      77,418            -      43,781      15,324           -            -
       -            -       8,475            -           -       5,655      20,000            -
       -            -           -            -           -           -           -            -
       -            -           -            -      (3,741)          -           -            -
       -            -           -            -           -           -           -            -
       -            -           -            -           -           -           -            -
--------     --------    --------     --------    --------     -------    --------     --------


  10,341            -      85,893            -      40,040      20,979      20,000            -
--------     --------    --------     --------    --------     -------    --------     --------

  10,578            -      88,358            -      47,163      21,256      23,254            -





       -            -           -            -      21,256           -           -            -
--------     --------    --------     --------    --------     -------    --------     --------

$ 10,578     $      -    $ 88,358     $      -    $ 68,419     $21,256    $ 23,254     $      -
========     ========    ========     ========    ========     =======    ========     ========

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999
    (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)



                                                              MONTGOMERY VARIABLE
                                                                SERIES: GROWTH          EQUITY INCOME
                                                                    FUND                  PORTFOLIO           LARGE CAP PORTFOLIO
                                                              -------------------   ----------------------    ---------------------
                                                                2000       1999       2000         1999          2000        1999
                                                                ----       ----       ----         ----          ----        ----
INVESTMENT INCOME:
Dividends .................................................   $  6,287    $   116   $   4,807    $  12,146    $  51,644    $  3,715
                                                              --------    -------   ---------    ---------    ---------    --------

EXPENSES:
Insurance charges .........................................        934         31       4,184          587        6,600         194
                                                              --------    -------   ---------    ---------    ---------    --------
     Net investment income (loss)..........................      5,353         85         623       11,559       45,044       3,521
                                                              --------    -------   ---------    ---------    ---------    --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .........................        841         14      41,502        1,377      148,787         119
   Cost of investments sold ...............................        803         14      42,271        1,425      153,490         115
                                                              --------    -------   ---------    ---------    ---------    --------

     Net realized gain (loss) .............................         38          -        (769)         (48)      (4,703)          4
                                                              --------    -------   ---------    ---------    ---------    --------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period .............      1,924          -      (7,447)           -        4,555           -
   Unrealized gain (loss) end of period ...................    (10,648)     1,924      25,811       (7,447)    (167,048)      4,555
                                                              --------    -------   ---------    ---------    ---------    --------

     Net change in unrealized gain (loss) for the period ..    (12,572)     1,924      33,258       (7,447)    (171,603)      4,555
                                                              --------    -------   ---------    ---------    ---------    --------

Net increase (decrease) in net assets
     resulting from operations ............................     (7,181)     2,009      33,112        4,064     (131,262)      8,080
                                                              --------    -------   ---------    ---------    ---------    --------



UNIT TRANSACTIONS:
Participant purchase payments .............................     64,447     25,518     143,671      251,078      894,592     104,163
Participant transfers from other Travelers accounts .......          -          -      60,677       17,888       51,005      12,250
Administrative and asset allocation charges ...............          -          -           -            -            -           -
Contract surrenders .......................................          -          -     (16,469)        (900)     (11,910)          -
Participant transfers to other Travelers accounts .........          -          -           -            -      (44,462)          -
Other payments to participants ............................          -          -           -            -            -           -
                                                              --------    -------   ---------    ---------    ---------    --------

   Net increase (decrease) in net assets
     resulting from unit transactions .....................     64,447     25,518     187,879      268,066      889,225     116,413
                                                              --------    -------   ---------    ---------    ---------    --------

     Net increase (decrease) in net assets ................     57,266     27,527     220,991      272,130      757,963     124,493



NET ASSETS:
   Beginning of period ....................................     27,527          -     272,130            -      124,493           -
                                                              --------    -------   ---------    ---------    ---------    --------

   End of period ..........................................   $ 84,793    $27,527   $ 493,121    $ 272,130    $ 882,456    $124,493
                                                              ========    =======   =========    =========    =========    ========

LAZARD INTERNATIONAL             MFS MID CAP                                        SOCIAL AWARENESS
  STOCK PORTFOLIO             GROWTH PORTFOLIO        MFS RESEARCH PORTFOLIO        STOCK PORTFOLIO
----------------------  ---------------------------  -----------------------  -------------------------
    2000       1999           2000           1999         2000       1999           2000         1999
    ----       ----           ----           ----         ----       ----           ----         ----

 $   1,256   $      -     $  44,696    $         -    $      146   $      -     $   2,352     $      -
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------


       190         15         7,019             71            63          -         1,792          227
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------
     1,066        (15)       37,677            (71)           83          -           560         (227)
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------




       178          -        20,232             33            48          -        57,297          145
       189          -        20,515             27            49          -        57,999          148
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------

       (11)         -          (283)             6            (1)         -          (702)          (3)
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------


       538          -        11,724              -             -          -         3,729            -
    (2,711)       538       (43,745)        11,724        (1,204)         -          (827)       3,729
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------

    (3,249)       538       (55,469)        11,724        (1,204)         -        (4,556)       3,729
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------


    (2,194)       523       (18,075)        11,659        (1,122)         -        (4,698)       3,499
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------





    20,248      4,958       761,444        135,139         9,999          -       146,922       73,399
         -          -        52,305              -             -          -         3,037        2,250
         -          -             -              -             -          -             -            -
         -          -       (18,489)             -             -          -       (17,905)           -
         -          -             -              -             -          -       (36,281)           -
         -          -             -              -             -          -             -            -
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------


    20,248      4,958       795,260        135,139         9,999          -        95,773       75,649
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------

    18,054      5,481       777,185        146,798         8,877          -        91,075       79,148





     5,481          -       146,798              -             -          -        79,148            -
----------- ----------  ------------  -------------  ------------ ----------  ------------  -----------

 $  23,535   $  5,481    $  923,983     $  146,798     $   8,877   $      -    $  170,223    $  79,148
=========== ==========  ============  =============  ============ ==========  ============  ===========

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999
   (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)


                                                             STRATEGIC STOCK        DISCIPLINED MID CAP   TRAVELERS QUALITY BOND
                                                                 PORTFOLIO            STOCK PORTFOLIO           PORTFOLIO
                                                          -----------------------  ---------------------- -----------------------
                                                              2000       1999         2000       1999         2000        1999
                                                              ----       ----         ----       ----         ----        ----
INVESTMENT INCOME:
Dividends ..............................................   $   1,657   $       -    $   1,178   $      -   $   3,814    $      -
                                                          ----------- -----------  ----------- ---------- ----------- -----------

EXPENSES:
Insurance charges ......................................         166           -          543         49         818          82
                                                          ----------- -----------  ----------- ---------- ----------- -----------
     Net investment income (loss) ......................       1,491           -          635        (49)      2,996         (82)
                                                          ----------- -----------  ----------- ---------- ----------- -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ......................         155           -          473         33      29,930          51
   Cost of investments sold ............................         164           -          422         30      29,495          50
                                                          ----------- -----------  ----------- ---------- ----------- -----------

     Net realized gain (loss) ..........................          (9)          -           51          3         435           1
                                                          ----------- -----------  ----------- ---------- ----------- -----------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period ..........           -           -        2,958          -         233           -
   Unrealized gain (loss) end of period ................       1,138           -        8,397      2,958       1,370         233
                                                          ----------- -----------  ----------- ---------- ----------- -----------

     Net change in unrealized gain (loss) for the
       period ..........................................       1,138           -        5,439      2,958       1,137         233
                                                          ----------- -----------  ----------- ---------- ----------- -----------

Net increase (decrease) in net assets
     resulting from operations .........................       2,620           -        6,125      2,912       4,568         152
                                                          ----------- -----------  ----------- ---------- ----------- -----------



UNIT TRANSACTIONS:
Participant purchase payments ..........................      17,703           -       94,693     17,942      38,598      19,832
Participant transfers from other Travelers accounts ....           -           -            -          -      10,536       8,507
Administrative and asset allocation charges ............           -           -            -          -           -           -
Contract surrenders ....................................           -           -            -          -      (3,407)          -
Participant transfers to other Travelers accounts ......           -           -            -          -           -           -
Other payments to participants .........................           -           -            -          -           -           -
                                                          ----------- -----------  ----------- ---------- ----------- -----------

   Net increase (decrease) in net assets
     resulting from unit transactions ..................      17,703           -       94,693     17,942      45,727      28,339
                                                          ----------- -----------  ----------- ---------- ----------- -----------

     Net increase (decrease) in net assets .............      20,323           -      100,818     20,854      50,295      28,491


NET ASSETS:
   Beginning of period .................................           -           -       20,854          -      28,491           -
                                                          ----------- -----------  ----------- ---------- ----------- -----------

   End of period .......................................   $  20,323   $       -   $  121,672   $ 20,854   $  78,786   $  28,491
                                                          =========== =========== ============ ========== =========== ===========

  U.S. GOVERNMENT
SECURITIES PORTFOLIO       UTILITIES PORTFOLIO      ALLIANCE GROWTH PORTFOLIO   MFS TOTAL RETURN PORTFOLIO
------------------------  ------------------------  ----------------------------  --------------------------
    2000         1999         2000        1999          2000           1999           2000         1999
    ----         ----         ----        ----          ----           ----           ----         ----

 $    5,425    $      -    $   1,544    $       -    $    69,615    $         -    $   13,911    $        -
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------


      1,318         306          755            5          9,184            598         2,874           636
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------
      4,107        (306)         789           (5)        60,431           (598)       11,037          (636)
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------




     38,631       5,037       33,662            -        195,937            384        60,011        44,080
     37,219       5,038       31,711            -        197,089            358        60,886        45,106
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------

      1,412          (1)       1,951            -         (1,152)            26          (875)       (1,026)
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------



        (90)          -          (39)           -         38,538              -        (1,487)            -
      9,421         (90)      11,595          (39)      (221,319)        38,538        31,696        (1,487)
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------

      9,511         (90)      11,634          (39)      (259,857)        38,538        33,183        (1,487)
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------


     15,030        (397)      14,374          (44)      (200,578)        37,966        43,345        (3,149)
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------






     71,710      98,129      141,050            -        977,796        265,933       415,680       159,651
     20,881           -        2,231        2,004         47,222         12,060        42,178             -
          -           -            -            -              -              -             -             -
     (6,812)     (4,757)           -            -         (8,698)             -        (5,216)         (900)
    (16,500)          -            -            -        (36,780)             -       (52,680)      (42,579)
          -           -            -            -              -              -             -             -
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------

     69,279      93,372      143,281        2,004        979,540        277,993       399,962       116,172
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------

     84,309      92,975      157,655        1,960        778,962        315,959       443,307       113,023




     92,975           -        1,960            -        315,959              -       113,023             -
------------  ----------  -----------  -----------  -------------  -------------  ------------  ------------

 $  177,284    $ 92,975    $ 159,615    $   1,960    $ 1,094,921    $   315,959    $  556,330    $  113,023
============  ==========  ===========  ===========  =============  =============  ============  ============

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999
   (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)



                                                                                                                SMITH BARNEY LARGE
                                                       SMITH BARNEY HIGH INCOME  SMITH BARNEY INTERNATIONAL    CAPITALIZATION GROWTH
                                                              PORTFOLIO              EQUITY PORTFOLIO                PORTFOLIO
                                                       -----------------------  ----------------------------  ----------------------
                                                           2000        1999          2000          1999          2000       1999
                                                           ----        ----          ----          ----          ----       ----

INVESTMENT INCOME:
Dividends ...........................................   $   3,537    $       -   $      1,840    $        -   $     202    $    189
                                                       -----------  ----------  --------------  ------------  ----------  ----------

EXPENSES:
Insurance charges ...................................         460           58          2,819            62       1,806          67
                                                       -----------  ----------  --------------  ------------  ----------  ----------
     Net investment income (loss) ...................       3,077          (58)          (979)          (62)     (1,604)        122
                                                       -----------  ----------  --------------  ------------  ----------  ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold ...................         433           48      1,726,533            26      43,108          33
   Cost of investments sold .........................         459           47      1,752,206            24      40,832          30
                                                       -----------  ----------  --------------  ------------  ----------  ----------

     Net realized gain (loss) .......................         (26)           1        (25,673)            2       2,276           3
                                                       -----------  ----------  --------------  ------------  ----------  ----------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of period .......         590            -         11,461             -       4,179           -
   Unrealized gain (loss) end of period .............      (7,812)         590         (4,020)       11,461     (17,701)      4,179
                                                       -----------  ----------  --------------  ------------  ----------  ----------

     Net change in unrealized gain (loss) for the
         period .....................................      (8,402)         590        (15,481)       11,461     (21,880)      4,179
                                                       -----------  ----------  --------------  ------------  ----------  ----------

Net increase (decrease) in net assets
     resulting from operations ......................      (5,351)         533        (42,133)       11,401     (21,208)      4,304
                                                       -----------  ----------  --------------  ------------  ----------  ----------



UNIT TRANSACTIONS:
Participant purchase payments .......................      51,325       19,832        280,664        72,507     118,539      83,626
Participant transfers from other Travelers accounts..           -            -      1,419,962             -      14,800           -
Administrative and asset allocation charges .........           -            -              -             -           -           -
Contract surrenders .................................           -            -         (3,746)            -        (103)          -
Participant transfers to other Travelers accounts ...           -            -     (1,443,334)            -     (15,000)          -
Other payments to participants ......................           -            -              -             -           -           -
                                                       -----------  ----------  --------------  ------------  ----------  ----------

   Net increase (decrease) in net assets
     resulting from unit transactions ...............      51,325       19,832        253,546        72,507     118,236      83,626
                                                       -----------  ----------  --------------  ------------  ----------  ----------

     Net increase (decrease) in net assets ..........      45,974       20,365        211,413        83,908      97,028      87,930



NET ASSETS:
   Beginning of period ..............................      20,365            -         83,908             -      87,930           -
                                                       -----------  ----------  --------------  ------------  ----------  ----------

   End of period ....................................   $  66,339    $  20,365   $    295,321    $   83,908   $ 184,958    $ 87,930
                                                       ===========  ==========  ==============  ============  ==========  ==========

  ASSET MANAGER PORTFOLIO - SERVICE
              CLASS 2                       EMERGING MARKETS PORTFOLIO                     COMBINED
-------------------------------------  ------------------------------------  -------------------------------------
      2000               1999                2000               1999               2000               1999
      ----               ----                ----               ----               ----               ----

  $             -    $             -     $        4,808     $        1,655     $       741,714    $        27,054
------------------ ------------------  -----------------  -----------------  ------------------ ------------------


              768                  -              1,581                 59             105,077              8,775
------------------ ------------------  -----------------  -----------------  ------------------ ------------------
             (768)                 -              3,227              1,596             636,637             18,279
------------------ ------------------  -----------------  -----------------  ------------------ ------------------




           51,644                  -             29,651                 43           5,701,298            489,944
           51,910                  -             26,823                 39           5,813,108            500,008
------------------ ------------------  -----------------  -----------------  ------------------ ------------------

             (266)                 -              2,828                  4            (111,810)           (10,064)
------------------ ------------------  -----------------  -----------------  ------------------ ------------------


                -                  -              6,280                  -             188,990                  -
           (7,554)                 -            (53,855)             6,280          (1,051,121)           188,990
------------------ ------------------  -----------------  -----------------  ------------------ ------------------

           (7,554)                 -            (60,135)             6,280          (1,240,111)           188,990
------------------ ------------------  -----------------  -----------------  ------------------ ------------------


           (8,588)                 -            (54,080)             7,880            (715,284)           197,205
------------------ ------------------  -----------------  -----------------  ------------------ ------------------





          172,649                  -            131,112             55,492          11,742,621          4,252,582
                -                  -                  -                  -           3,540,357             86,139
                -                  -                  -                  -              (2,746)                 -
                -                  -             (1,337)                 -            (307,504)           (23,541)
                -                  -            (15,000)                 -          (4,055,948)          (449,434)
                -                  -                  -                  -              (3,845)            (2,653)
------------------ ------------------  -----------------  -----------------  ------------------ ------------------


          172,649                  -            114,775             55,492          10,912,935          3,863,093
------------------ ------------------  -----------------  -----------------  ------------------ ------------------

          164,061                  -             60,695             63,372          10,197,651          4,060,298





                -                  -             63,372                  -           4,060,298                  -
------------------ ------------------  -----------------  -----------------  ------------------ ------------------

  $       164,061    $             -     $      124,067     $       63,372     $    14,257,949    $     4,060,298
================== ==================  =================  =================  ================== ==================

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999



                                                        CAPITAL APPRECIATION FUND             HIGH YIELD BOND TRUST
                                                    ----------------------------------  ----------------------------------
                                                          2000              1999              2000              1999
                                                          ----              ----              ----              ----
Accumulation and annuity units
   beginning of period ...........................                 -                -             93,082                -
Accumulation units purchased and
   transferred from other Travelers accounts .....         2,611,790                -            217,922          124,962
Accumulation units redeemed and
   transferred to other Travelers accounts .......        (1,633,554)               -                  -          (31,880)
Annuity units ....................................                 -                -                  -                -
                                                    -----------------  ---------------  ------------------  --------------
Accumulation and annuity units
   end of period .................................           978,236                -            311,004           93,082
                                                    =================  ===============  ==================  ==============


                                                          MONEY MARKET PORTFOLIO                CORE EQUITY FUND
                                                    ----------------------------------  ----------------------------------
                                                            2000             1999              2000             1999
                                                            ----             ----              ----             ----
Accumulation and annuity units
   beginning of period ...........................           170,585                -             89,931                -
Accumulation units purchased and
   transferred from other Travelers accounts .....         1,034,821          212,974            624,351           89,931
Accumulation units redeemed and
   transferred to other Travelers accounts .......          (218,278)         (42,389)           (77,415)               -
Annuity units ....................................                 -                -                  -                -
                                                    -----------------  ---------------  ------------------  --------------
Accumulation and annuity units
   end of period .................................           987,128          170,585            636,867           89,931
                                                    =================  ===============  ==================  ==============


                                                       GLOBAL HIGH-YIELD BOND FUND         INTERMEDIATE-TERM BOND FUND
                                                    ----------------------------------  ----------------------------------
                                                           2000             1999              2000              1999
                                                           ----             ----              ----              ----
Accumulation and annuity units
   beginning of period ...........................            18,317                -            118,095                -
Accumulation units purchased and
   transferred from other Travelers accounts .....            79,730           18,317            456,957          118,095
Accumulation units redeemed and
   transferred to other Travelers accounts .......            (2,749)               -           (188,965)               -
Annuity units ....................................                 -                -                  -                -
                                                    -----------------  ---------------  ------------------  --------------
Accumulation and annuity units
   end of period .................................            95,298           18,317            386,087          118,095
                                                    =================  ===============  ==================  ==============


                                                            LONG-TERM BOND FUND                     REIT SERIES
                                                    ----------------------------------  ----------------------------------
                                                           2000             1999               2000             1999
                                                           ----             ----               ----             ----
Accumulation and annuity units
   beginning of period ...........................            86,916                -                  -                -
Accumulation units purchased and
   transferred from other Travelers accounts .....           440,131           86,916             50,532                -
Accumulation units redeemed and
   transferred to other Travelers accounts .......          (105,897)               -                  -                -
Annuity units ....................................                 -                -                  -                -
                                                    -----------------  ---------------  ------------------  --------------
Accumulation and annuity units
   end of period .................................           421,150           86,916             50,532                -
                                                    =================  ===============  ==================  ==============





                                                          MANAGED ASSETS TRUST
                                                    ---------------------------------
                                                           2000             1999
                                                           ----             ----
Accumulation and annuity units
   beginning of period ...........................           912,998               -
Accumulation units purchased and
   transferred from other Travelers accounts .....         1,266,319       1,135,430
Accumulation units redeemed and
   transferred to other Travelers accounts .......          (359,029)       (222,432)
Annuity units ....................................                 -               -
                                                    -----------------  --------------
Accumulation and annuity units
   end of period .................................         1,820,288         912,998
                                                    =================  ==============


                                                      EMERGING OPPORTUNITIES FUND
                                                    ---------------------------------
                                                           2000             1999
                                                           ----             ----
Accumulation and annuity units
   beginning of period ...........................            36,182               -
Accumulation units purchased and
   transferred from other Travelers accounts .....           223,859          36,182
Accumulation units redeemed and
   transferred to other Travelers accounts .......           (22,730)              -
Annuity units ....................................                 -               -
                                                    -----------------  --------------
Accumulation and annuity units
   end of period .................................           237,311          36,182
                                                    =================  ==============


                                                        INTERNATIONAL EQUITY FUND
                                                    ---------------------------------
                                                          2000              1999
                                                          ----              ----
Accumulation and annuity units
   beginning of period ...........................            98,904               -
Accumulation units purchased and
   transferred from other Travelers accounts .....           278,697          98,904
Accumulation units redeemed and
   transferred to other Travelers accounts .......           (28,298)              -
Annuity units ....................................                 -               -
                                                    -----------------  --------------
Accumulation and annuity units
   end of period .................................           349,303          98,904
                                                    =================  ==============


                                                          SMALL CAP VALUE SERIES
                                                    ---------------------------------
                                                          2000             1999
                                                          ----             ----
Accumulation and annuity units
   beginning of period ...........................             3,413               -
Accumulation units purchased and
   transferred from other Travelers accounts .....            36,276           3,413
Accumulation units redeemed and
   transferred to other Travelers accounts .......                 -               -
Annuity units ....................................                 -               -
                                                    -----------------  --------------
Accumulation and annuity units
   end of period .................................            39,689           3,413
                                                    =================  ==============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)


                                                            APPRECIATION PORTFOLIO                 SMALL CAP PORTFOLIO
                                                     ------------------------------------  ------------------------------------
                                                           2000               1999               2000               1999
                                                           ----               ----               ----               ----
Accumulation and annuity units
   beginning of period .............................          345,020                  -              37,863                 -
Accumulation units purchased and
   transferred from other Travelers accounts .......          235,432            397,469             333,235            37,863
Accumulation units redeemed and
   transferred to other Travelers accounts .........          (44,208)           (51,118)            (18,302)                -
Annuity units ......................................           (1,783)            (1,331)                  -                 -
                                                     -----------------  -----------------  ------------------ -----------------
Accumulation and annuity units
   end of period ...................................          534,461            345,020             352,796            37,863
                                                     =================  =================  ================== =================


                                                      EQUITY INDEX PORTFOLIO - CLASS II
                                                                   SHARES
                                                     ------------------------------------
                                                           2000              1999
                                                           ----              ----
Accumulation and annuity units
   beginning of period .............................          330,440                  -
Accumulation units purchased and
   transferred from other Travelers accounts .......          357,491            403,857
Accumulation units redeemed and
   transferred to other Travelers accounts .........          (58,585)           (72,091)
Annuity units ......................................           (1,775)            (1,326)
                                                     ----------------- ------------------
Accumulation and annuity units
   end of period ...................................          627,571            330,440
                                                     ================= ==================


                                                         WORLDWIDE GROWTH PORTFOLIO -
                                                               SERVICE SHARES                       EQUITY PORTFOLIO
                                                     ------------------------------------  ------------------------------------
                                                           2000               1999               2000               1999
                                                           ----               ----               ----               ----
Accumulation and annuity units
   beginning of period .............................                -                  -                   -                 -
Accumulation units purchased and
   transferred from other Travelers accounts .......          409,725                  -               8,202                 -
Accumulation units redeemed and
   transferred to other Travelers accounts .........                -                  -                   -                 -
Annuity units ......................................                -                  -                   -                 -
                                                     -----------------  -----------------  ------------------ -----------------
Accumulation and annuity units
   end of period ...................................          409,725                  -               8,202                 -
                                                     =================  =================  ================== =================


                                                                TOTAL RETURN FUND
                                                      ------------------------------------
                                                             2000              1999
                                                             ----              ----
Accumulation and annuity units
   beginning of period .............................                 -                 -
Accumulation units purchased and
   transferred from other Travelers accounts .......             9,945                 -
Accumulation units redeemed and
   transferred to other Travelers accounts .........                 -                 -
Annuity units ......................................                 -                 -
                                                      ----------------- ------------------
Accumulation and annuity units
   end of period ...................................             9,945                 -
                                                      ================= ==================




                                                                 CAPITAL FUND                         INVESTORS FUND
                                                     ------------------------------------  ------------------------------------
                                                           2000               1999               2000               1999
                                                           ----               ----               ----               ----
Accumulation and annuity units
   beginning of period .............................                -                  -              19,555                 -
Accumulation units purchased and
   transferred from other Travelers accounts .......           62,150                  -              39,114            19,555
Accumulation units redeemed and
   transferred to other Travelers accounts .........                -                  -              (3,232)                -
Annuity units ......................................                -                  -                   -                 -
                                                     -----------------  -----------------  ------------------ -----------------
Accumulation and annuity units
   end of period ...................................           62,150                  -              55,437            19,555
                                                     =================  =================  ================== =================


                                                            STRONG SCHAFER VALUE FUND II
                                                        ------------------------------------
                                                               2000              1999
                                                               ----              ----
Accumulation and annuity units
   beginning of period .............................                   -                  -
Accumulation units purchased and
   transferred from other Travelers accounts .......              24,959                  -
Accumulation units redeemed and
   transferred to other Travelers accounts .........                   -                  -
Annuity units ......................................                   -                  -
                                                        ----------------- ------------------
Accumulation and annuity units
   end of period ...................................              24,959                  -
                                                        ================= ==================




                                                             MONTGOMERY VARIABLE SERIES:
                                                                   GROWTH FUND                  EQUITY INCOME PORTFOLIO
                                                     ------------------------------------  ------------------------------------
                                                                 2000               1999           2000              1999
                                                                 ----               ----           ----              ----
Accumulation and annuity units
   beginning of period .............................           22,857                  -             267,472                 -
Accumulation units purchased and
   transferred from other Travelers accounts .......           55,548             22,857             198,584           268,401
Accumulation units redeemed and
   transferred to other Travelers accounts .........                -                  -             (16,366)             (929)
Annuity units ......................................                -                  -                   -                 -
                                                     -----------------  -----------------  ------------------ -----------------
Accumulation and annuity units
   end of period ...................................           78,405             22,857             449,690           267,472
                                                     =================  =================  ================== =================


                                                                LARGE CAP PORTFOLIO
                                                       ------------------------------------
                                                                   2000               1999
                                                                   ----               ----
Accumulation and annuity units
   beginning of period .............................            102,047                  -
Accumulation units purchased and
   transferred from other Travelers accounts .......            806,122            102,047
Accumulation units redeemed and
   transferred to other Travelers accounts .........            (51,768)                 -
Annuity units ......................................                  -                  -
                                                       ----------------- ------------------
Accumulation and annuity units
   end of period ...................................            856,401            102,047
                                                       ================= ==================

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)

                                                        LAZARD INTERNATIONAL STOCK
                                                                PORTFOLIO                 MFS MID CAP GROWTH PORTFOLIO
                                                    ---------------------------------- -----------------------------------
                                                          2000             1999              2000             1999
                                                          ----             ----              ----             ----
Accumulation and annuity units
   beginning of period ............................            4,591                -             91,838                -
Accumulation units purchased and
   transferred from other Travelers accounts ......           17,988            4,591            453,663           91,838
Accumulation units redeemed and
   transferred to other Travelers accounts ........                -                -            (10,496)               -
Annuity units .....................................                -                -                  -                -
                                                    ----------------- ---------------- ------------------ ----------------
Accumulation and annuity units
   end of period ..................................           22,579            4,591            535,005           91,838
                                                    ================ ================= =================  ================

                                                          MFS RESEARCH PORTFOLIO
                                                    ----------------------------------
                                                          2000             1999
                                                          ----             ----
Accumulation and annuity units
   beginning of period ............................                -                -
Accumulation units purchased and
   transferred from other Travelers accounts ......            7,875                -
Accumulation units redeemed and
   transferred to other Travelers accounts ........                -                -
Annuity units .....................................                -                -
                                                    ----------------- ----------------
Accumulation and annuity units
   end of period ..................................            7,875                -
                                                    ================ =================

                                                           SOCIAL AWARENESS STOCK
                                                                  PORTFOLIO                    STRATEGIC STOCK PORTFOLIO
                                                     ----------------------------------   ----------------------------------
                                                           2000             1999                2000             1999
                                                           ----             ----                ----             ----

Accumulation and annuity units
   beginning of period ............................             71,203               -                    -               -
Accumulation units purchased and
   transferred from other Travelers accounts ......            135,087          71,203               19,858               -
Accumulation units redeemed and
   transferred to other Travelers accounts ........            (50,471)              -                    -               -
Annuity units .....................................                  -               -                    -               -
                                                     ----------------- ----------------   ----------------- ----------------
Accumulation and annuity units
   end of period ..................................            155,819          71,203               19,858               -
                                                     ================= ================   ================= ================

                                                         DISCIPLINED MID CAP STOCK
                                                                 PORTFOLIO
                                                     ----------------------------------
                                                           2000             1999
                                                           ----             ----
Accumulation and annuity units
   beginning of period ............................             18,453               -
Accumulation units purchased and
   transferred from other Travelers accounts ......             75,061          18,453
Accumulation units redeemed and
   transferred to other Travelers accounts ........                  -               -
Annuity units .....................................                  -               -
                                                     ----------------- ----------------
Accumulation and annuity units
   end of period ..................................             93,514          18,453
                                                     ================= ================

                                                          TRAVELERS QUALITY BOND           U.S. GOVERNMENT SECURITIES
                                                                PORTFOLIO                          PORTFOLIO
                                                    ---------------------------------- -----------------------------------
                                                          2000             1999              2000             1999
                                                          ----             ----              ----             ----
Accumulation and annuity units
   beginning of period ............................           28,468                -             96,290                -
Accumulation units purchased and
   transferred from other Travelers accounts ......           49,420           28,468             88,666          101,215
Accumulation units redeemed and
   transferred to other Travelers accounts ........           (3,346)               -            (22,539)          (4,925)
Annuity units .....................................                -                -                  -                -
                                                    ----------------- ---------------- -----------------  ----------------
Accumulation and annuity units
   end of period ..................................           74,542           28,468            162,417           96,290
                                                    ================  ================ =================  ================


                                                            UTILITIES PORTFOLIO
                                                    ----------------------------------
                                                          2000             1999
                                                          ----             ----
Accumulation and annuity units
   beginning of period ............................            2,049                -
Accumulation units purchased and
   transferred from other Travelers accounts ......          133,937            2,049
Accumulation units redeemed and
   transferred to other Travelers accounts ........                -                -
Annuity units .....................................                -                -
                                                    ----------------- ----------------
Accumulation and annuity units
   end of period ..................................          135,986            2,049
                                                    ================  ================

                                                        ALLIANCE GROWTH PORTFOLIO          MFS TOTAL RETURN PORTFOLIO
                                                    ---------------------------------- -----------------------------------
                                                          2000             1999              2000             1999
                                                          ----             ----              ----             ----
Accumulation and annuity units
   beginning of period ............................          243,344                -            114,042                -
Accumulation units purchased and
   transferred from other Travelers accounts ......          838,259          243,344            431,983          157,975
Accumulation units redeemed and
   transferred to other Travelers accounts ........          (37,612)               -            (58,703)         (43,933)
Annuity units .....................................                -                -                  -                -
                                                    ---------------- ----------------- ----------------- -----------------
Accumulation and annuity units
   end of period ..................................        1,043,991          243,344            487,322          114,042
                                                    ================ ================= ================= =================


                                                          SMITH BARNEY HIGH INCOME
                                                                 PORTFOLIO
                                                     ----------------------------------
                                                           2000             1999
                                                           ----             ----
Accumulation and annuity units
   beginning of period ............................             20,231               -
Accumulation units purchased and
   transferred from other Travelers accounts ......             52,398          20,231
Accumulation units redeemed and
   transferred to other Travelers accounts ........                  -               -
Annuity units .....................................                  -               -
                                                     -----------------  ---------------
Accumulation and annuity units
   end of period ..................................             72,629          20,231
                                                     =================  ===============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE FOR THE YEAR ENDED DECEMBER 31, 2000 AND THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)

                                                       SMITH BARNEY INTERNATIONAL              SMITH BARNEY LARGE
                                                            EQUITY PORTFOLIO            CAPITALIZATION GROWTH PORTFOLIO
                                                    ---------------------------------  ----------------------------------
                                                          2000            1999               2000             1999
                                                          ----            ----               ----             ----
Accumulation and annuity units
   beginning of period ...........................            53,669               -             77,927                -
Accumulation units purchased and
   transferred from other Travelers accounts .....         1,349,895          53,669            113,488           77,927
Accumulation units redeemed and
   transferred to other Travelers accounts .......        (1,152,594)              -            (13,031)               -
Annuity units ....................................                 -               -                  -                -
                                                    ------------------ --------------  ----------------- ----------------
Accumulation and annuity units
   end of period .................................           250,970          53,669            178,384           77,927
                                                    ================= ===============  ================= =================

                                                          ASSET MANAGER PORTFOLIO -
                                                              SERVICE CLASS 2
                                                     -----------------------------------
                                                           2000              1999
                                                           ----              ----
Accumulation and annuity units
   beginning of period ...........................                  -                 -
Accumulation units purchased and
   transferred from other Travelers accounts .....            173,343                 -
Accumulation units redeemed and
   transferred to other Travelers accounts .......                  -                 -
Annuity units ....................................                  -                 -
                                                     ----------------- -----------------
Accumulation and annuity units
   end of period .................................            173,343                 -
                                                     ================= =================




                                                        EMERGING MARKETS PORTFOLIO                  COMBINED
                                                    ---------------------------------  ----------------------------------
                                                          2000            1999               2000             1999
                                                          ----            ----               ----             ----
Accumulation and annuity units
   beginning of period ...........................            42,199               -          3,617,981                -
Accumulation units purchased and
   transferred from other Travelers accounts .....            90,489          42,199         13,893,302        4,090,335
Accumulation units redeemed and
   transferred to other Travelers accounts .......           (10,461)              -         (4,188,629)        (469,697)
Annuity units ....................................                 -               -             (3,558)          (2,657)
                                                    ----------------  ---------------  ----------------   ---------------
Accumulation and annuity units
   end of period .................................           122,227          42,199         13,319,096        3,617,981
                                                    ================ ===============  =================   ===============

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of The Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account Five for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Five for Variable Annuities (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2000, and the related statement of operations for the year then ended and the statement of changes in net assets for the year ended December 31, 2000 and the period June 9, 1999 (date operations commenced) to December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2000, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 2000 and the period June 9, 1999 (date operations commenced) to December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.



                                  /s/ KPMG LLP


Hartford, Connecticut
February 15, 2001

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                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut











This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Five for Variable Annuities or shares of Separate Account Five's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Five for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



















VG-SEP5 (Annual) (12-00) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
Hartford, Connecticut
January 16, 2001

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ in millions)




FOR THE YEAR ENDED DECEMBER 31,                             2000     1999      1998
                                                            ----     ----      ----
REVENUES
Premiums                                                  $1,966    $1,728    $1,727
Net investment income                                      2,730     2,506     2,185
Realized investment gains (losses)                           (77)      113       149
Fee income                                                   505       432       370
Other revenues                                               130        89        70
------------------------------------------------------------------------------------
   Total Revenues                                          5,254     4,868     4,501
------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                      1,752     1,505     1,462
Interest credited to contractholders                       1,038       937       876
Amortization of deferred acquisition costs                   347       315       275
General and administrative expenses                          463       519       505
------------------------------------------------------------------------------------
   Total Benefits and Expenses                             3,600     3,276     3,118
------------------------------------------------------------------------------------

Income before federal income taxes                         1,654     1,592     1,383
------------------------------------------------------------------------------------

Federal income taxes
   Current                                                   462       409       442
   Deferred                                                   89       136        39
------------------------------------------------------------------------------------
   Total Federal Income Taxes                                551       545       481
------------------------------------------------------------------------------------
Net income                                                $1,103    $1,047      $902
====================================================================================


                   See Notes to Consolidated Financial Statements.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ in millions)



DECEMBER 31,                                                        2000      1999
-------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value
    (including $1,494 at December 31, 2000 subject
    to securities lending agreements)                              $26,812  $23,866
Equity securities, at fair value                                       592      784
Mortgage loans                                                       2,187    2,285
Real estate held for sale                                               31      236
Policy loans                                                         1,249    1,258
Short-term securities                                                2,136    1,283
Trading securities, at fair value                                    1,870    1,678
Other invested assets                                                2,356    2,098
-------------------------------------------------------------------------------------
   Total Investments                                                37,233   33,488
-------------------------------------------------------------------------------------
Cash                                                                   150       85
Investment income accrued                                              442      395
Premium balances receivable                                             97      109
Reinsurance recoverables                                             3,977    3,234
Deferred acquisition costs                                           2,989    2,688
Separate and variable accounts                                      24,006   22,199
Other assets                                                         1,399    1,333
-------------------------------------------------------------------------------------
   Total Assets                                                    $70,293  $63,531
-------------------------------------------------------------------------------------
LIABILITIES
Contractholder funds                                               $19,394  $17,567
Future policy benefits and claims                                   13,300   12,563
Separate and variable accounts                                      23,994   22,194
Deferred federal income taxes                                          284       23
Trading securities sold not yet purchased, at fair value             1,109    1,098
Other liabilities                                                    3,818    2,466
-------------------------------------------------------------------------------------
   Total Liabilities                                                61,899   55,911
-------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                               100      100
Additional paid-in capital                                           3,848    3,819
Retained earnings                                                    4,342    4,099
Accumulated other changes in equity from non-owner sources             104     (398)
-------------------------------------------------------------------------------------
   Total Shareholder's Equity                                        8,394    7,620
-------------------------------------------------------------------------------------
   Total Liabilities and Shareholder's Equity                      $70,293  $63,531
=====================================================================================


                   See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ in millions)



STATEMENTS OF CHANGES IN RETAINED EARNINGS           2000        1999         1998
------------------------------------------------------------------------------------
Balance, beginning of year                         $ 4,099      $ 3,602      $2,810
Net income                                           1,103        1,047         902
Dividends to parent                                    860          550         110
------------------------------------------------------------------------------------
Balance, end of year                               $ 4,342      $ 4,099      $3,602
====================================================================================

STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
------------------------------------------------------------------------------------
Balance, beginning of year                         $  (398)     $   598      $  535
Unrealized gains (losses), net of tax                  502         (996)         62
Foreign currency translation, net of tax                 0            0           1
------------------------------------------------------------------------------------
Balance, end of year                               $   104      $  (398)     $  598
====================================================================================

SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
------------------------------------------------------------------------------------
Net Income                                         $ 1,103      $ 1,047      $  902
Other changes in equity from non-owner sources         502         (996)         63
------------------------------------------------------------------------------------
Total changes in equity from non-owner sources     $ 1,605      $    51      $  965
====================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                               2000          1999          1998
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                                       $  1,986      $  1,715      $  1,763
   Net investment income received                              2,489         2,365         2,021
   Other revenues received                                       865           537           419
   Benefits and claims paid                                   (1,193)       (1,094)       (1,127)
   Interest credited to contractholders                       (1,046)         (958)         (918)
   Operating expenses paid                                      (970)       (1,013)         (751)
   Income taxes paid                                            (490)         (393)         (506)
   Trading account investments purchases, net                   (143)          (80)          (38)
   Other                                                        (258)         (104)           12
-------------------------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities                1,240           975           875
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                                         4,257         4,103         2,608
      Mortgage loans                                             380           662           722
   Proceeds from sales of investments
      Fixed maturities                                        10,840        12,562        13,390
      Equity securities                                          397           100           212
      Real estate held for sale                                  244           219            53
   Purchases of investments
      Fixed maturities                                       (17,836)      (18,129)      (18,072)
      Equity securities                                           (7)         (309)         (194)
      Mortgage loans                                            (264)         (470)         (457)
   Policy loans, net                                               9           599            15
   Short-term securities (purchases) sales, net                 (810)          316          (495)
   Other investments purchases, net                             (461)         (413)         (550)
   Securities transactions in course of settlement, net          944          (463)          192
-------------------------------------------------------------------------------------------------
   Net Cash Used in Investing Activities                      (2,307)       (1,223)       (2,576)
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                                6,022         5,764         4,383
   Contractholder fund withdrawals                            (4,030)       (4,946)       (2,565)
   Dividends to parent company                                  (860)         (550)         (110)
-------------------------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities                1,132           268         1,708
-------------------------------------------------------------------------------------------------
Net increase in cash                                              65            20             7
Cash at December 31, previous year                                85            65            58
-------------------------------------------------------------------------------------------------
Cash at December 31, current year                           $    150      $     85      $     65
=================================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies used in the preparation of the accompanying financial statements follow.

   BASIS OF PRESENTATION

   The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of The Travelers Insurance Group Inc.
   (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

   The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

   Certain prior year amounts have been reclassified to conform to the 2000 presentation.

   ACCOUNTING CHANGES

   ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND
   EXTINGUISHMENTS OF LIABILITIES

   In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125" (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of FAS 125 are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. It is not expected that there will be a significant effect on the Company's results of operations, financial condition or liquidity relating to a change in consolidation status for existing qualifying SPEs under FAS 140. FAS 140 also amends the accounting for collateral and requires new disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires
   (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The change in accounting for collateral did not have a significant effect on the Company's results of operations, financial condition or liquidity. See Note 4.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

   During the third quarter of 1998, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' (AcSEC) Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, results of operations or liquidity.

   ACCOUNTING POLICIES

   INVESTMENTS
   Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

   Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

   Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2000 and 1999.

   Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2000 and 1999.

   Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

   Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

   Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

   Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

   DERIVATIVE FINANCIAL INSTRUMENTS

   The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts, interest rate swaps, currency swaps and equity swaps, as a means of hedging exposure to interest rate, equity price and foreign currency risk. Hedge accounting is generally used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. Derivatives that do not qualify for hedge accounting are marked to market with changes in market value reflected in the consolidated statement of income.

   Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

   Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity. Interest rate, currency options and currency swaps hedging liabilities are off-balance sheet.

   Gains and losses arising from equity index options are marked to market with changes in market value reflected in realized investment gains (losses).

   Forward contracts, interest rate options and equity swaps were not significant at December 31, 2000 and 1999. Information concerning derivative financial instruments is included in Note 12.

   INVESTMENT GAINS AND LOSSES

   Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   DEFERRED ACQUISITION COSTS

   Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20-year amortization period is used; for long-term care insurance, a 10 to 20-year period is used, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

   VALUE OF INSURANCE IN FORCE

   The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2000 and 1999 was $170 million and $215 million, respectively.

   SEPARATE AND VARIABLE ACCOUNTS

   Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

   GOODWILL

   Goodwill, which is included in other assets, represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $294 million and $404 million at December 31, 2000 and 1999, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill is unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

   CONTRACTHOLDER FUNDS

   Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

   FUTURE POLICY BENEFITS

   Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

   OTHER LIABILITIES

   Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2000 and 1999, the Company had a liability of $22.5 million and $21.9 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $3.4 million and $4.7 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

   PERMITTED STATUTORY ACCOUNTING PRACTICES

   The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners
   (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of presently permitted accounting practices on statutory surplus of the Company is not material.

   The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. The State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. Massachusetts and other states have addressed compliance with the revised Manual in a similar manner. The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

   PREMIUMS

   Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   OTHER REVENUES

   Other revenues include management fees for variable annuity separate accounts; surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts; and revenues of non-insurance subsidiaries.

   CURRENT AND FUTURE INSURANCE BENEFITS

   Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

   INTEREST CREDITED TO CONTRACTHOLDERS

   Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

   FEDERAL INCOME TAXES

   The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

   STOCK-BASED COMPENSATION

   The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," (APB 25) and has included in the notes to consolidated financial statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). See note 14. The Company accounts for its stock-based non-employee compensation plans at fair value.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS

   In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS
   133). In June 1999, the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137), which allows entities that have not yet adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133," which amends the accounting and reporting standards of FAS 133. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000. The Company will adopt FAS 133, as amended, as of January 1, 2001.

   The Company has determined that the cumulative effect of FAS 133, as amended, will not be significant. The Company does, however, anticipate a significant and continuing increase in the complexity of the accounting and the recordkeeping requirements for hedging activities and for insurance-related contracts and may make changes to its risk management strategies. The Company does not expect that FAS 133, as amended, will have a significant impact on its results of operations, financial condition or liquidity in future periods.


2. BUSINESS DISPOSITION

   Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. Earned premiums were $138 million, $230 million and $200 million in 2000, 1999 and 1998, respectively.

3. OPERATING SEGMENTS

   The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

   The TRAVELERS LIFE & ANNUITY business segment consolidates primarily the business of TIC and TLAC. Travelers Life & Annuity core offerings include individual annuity, group annuity, individual life and corporate owned life insurance (COLI) insurance products distributed by TIC and TLAC under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts, payout annuities, group annuities to employer-sponsored retirement and savings plans and structured finance transactions.

   The PRIMERICA LIFE INSURANCE business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 87,000 full and part-time licensed Personal Financial Analysts.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

   BUSINESS SEGMENT INFORMATION:

   ----------------------------------------------------------------------------------------------------------
                                                            TRAVELERS LIFE      PRIMERICA LIFE
    2000 ($ in millions)                                      & ANNUITY            INSURANCE           TOTAL
   ----------------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   860              $1,106          $ 1,966
       Deposits                                                 11,536                  --           11,536
                                                               -------              ------          -------
    Total business volume                                      $12,396              $1,106          $13,502
    Net investment income                                        2,450                 280            2,730
    Interest credited to contractholders                         1,038                  --            1,038
    Amortization of deferred acquisition costs                     166                 181              347
    Total expenditures for deferred acquisition costs              376                 272              648
    Federal income taxes on Operating Income                       381                 197              578
    Operating Income (excludes realized gains or
        losses and the related FIT)                            $   777              $  376          $ 1,153
    Segment Assets                                             $62,771              $7,522          $70,293
   ----------------------------------------------------------------------------------------------------------


    ---------------------------------------------------------------------------------------------------------
                                                            TRAVELERS LIFE     PRIMERICA LIFE
    1999 ($ in millions)                                      & ANNUITY          INSURANCE            TOTAL
    ---------------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   656             $1,072             $ 1,728
       Deposits                                                 10,639                 --              10,639
                                                               -------             ------             -------
    Total business volume                                      $11,295             $1,072             $12,367
    Net investment income                                        2,249                257               2,506
    Interest credited to contractholders                           937                 --                 937
    Amortization of deferred acquisition costs                     127                188                 315
    Total expenditures for deferred acquisition costs              430                256                 686
    Federal income taxes on Operating Income                       319                186                 505
    Operating Income (excludes realized gains or
       losses and the related FIT)                             $   619             $  355             $   974
    Segment Assets                                             $56,615             $6,916             $63,531
    ---------------------------------------------------------------------------------------------------------

                    THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   -----------------------------------------------------------------------------------------------------
                                                           TRAVELERS LIFE  PRIMERICA LIFE
   1998 ($ in millions)                                       & ANNUITY       INSURANCE          TOTAL
   -----------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   670          $1,057          $ 1,727
       Deposits                                                  7,437              --            7,437
                                                               -------          ------          -------
    Total business volume                                      $ 8,107          $1,057          $ 9,164
    Net investment income                                        1,965             220            2,185
    Interest credited to contractholders                           876              --              876
    Amortization of deferred acquisition costs                      88             187              275
    Total expenditures for deferred acquisition costs              319             247              566
    Federal income taxes on Operating Income                       260             170              430
    Operating Income (excludes realized gains or
       losses and the related FIT)                             $   493          $  312          $   805
    Segment Assets                                             $49,646          $6,902          $56,548
   -----------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    -------------------------------------------------------------------------------------------
    BUSINESS SEGMENT RECONCILIATION:
    ($ in millions)
    -------------------------------------------------------------------------------------------

    REVENUES                                            2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total business volume                             $ 13,502        $ 12,367        $  9,164
    Net investment income                                2,730           2,506           2,185
    Realized investment gains (losses)                     (77)            113             149
    Other revenues, including fee income                   635             521             440
    Elimination of deposits                            (11,536)        (10,639)         (7,437)
    -------------------------------------------------------------------------------------------
        Total revenues                                $  5,254        $  4,868        $  4,501
    ===========================================================================================

    OPERATING INCOME                                    2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total operating income of business segments       $  1,153        $    974        $    805
    Realized investment gains (losses), net of tax         (50)             73              97
    -------------------------------------------------------------------------------------------
        Income from continuing operations             $  1,103        $  1,047        $    902
    ===========================================================================================

    ASSETS                                              2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total assets of business segments                 $ 70,293        $ 63,531        $ 56,548
    ===========================================================================================

    BUSINESS VOLUME AND REVENUES                          2000            1999            1998
    -------------------------------------------------------------------------------------------
    Individual Annuities                              $  7,101        $  5,816        $  4,326
    Group Annuities                                      6,563           6,572           4,942
    Individual Life and Health Insurance                 2,445           2,424           2,257
    Other (a)                                              681             695             413
    Elimination of deposits                            (11,536)        (10,639)         (7,437)
    -------------------------------------------------------------------------------------------
        Total Revenue                                 $  5,254        $  4,868        $  4,501
    ===========================================================================================

   (a) Other represents revenue attributable to unallocated capital and run-off businesses.


   The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

   The Company had no transactions with a single customer representing 10% or more of its revenue.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


4. INVESTMENTS

   FIXED MATURITIES

   The amortized cost and fair value of investments in fixed maturities were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                          GROSS          GROSS
      DECEMBER 31, 2000                                  AMORTIZED      UNREALIZED     UNREALIZED        FAIR
      ($ in millions)                                       COST           GAINS         LOSSES         VALUE
      -----------------------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
         Mortgage-backed securities -
         CMOs and pass-through securities                 $ 5,492          $169          $ 34          $ 5,627
         U.S. Treasury securities and obligations
         of U.S. Government and government
         agencies and authorities                           1,141            71             5            1,207
         Obligations of states, municipalities
         and political subdivisions                           168            14             1              181
         Debt securities issued by foreign
         governments                                          761            18            14              765
         All other corporate bonds                         14,575           269           253           14,591
         Other debt securities                              4,217            87            59            4,245
         Redeemable preferred stock                           201            14            19              196
      -----------------------------------------------------------------------------------------------------------
            Total Available For Sale                      $26,555          $642          $385          $26,812
      -----------------------------------------------------------------------------------------------------------

                                                                             GROSS        GROSS
      DECEMBER 31, 1999                                    AMORTIZED      UNREALIZED    UNREALIZED        FAIR
      ($ in millions)                                        COST            GAINS        LOSSES          VALUE
      -----------------------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
         Mortgage-backed securities -
         CMOs and pass-through securities                   $ 5,081          $ 22          $224          $ 4,879
         U.S. Treasury securities and obligations
         of U.S. Government and government
         agencies and authorities                             1,032            14            53              993
         Obligations of states, municipalities and
         political subdivisions                                 214            --            31              183
         Debt securities issued by foreign
         governments                                            811            35            10              836
         All other corporate bonds                           13,938            69           384           13,623
         Other debt securities                                3,319            30            99            3,250
         Redeemable preferred stock                             105             4             7              102
      -----------------------------------------------------------------------------------------------------------
            Total Available For Sale                        $24,500          $174          $808          $23,866
      -----------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Proceeds from sales of fixed maturities classified as available for sale were $10.8 billion, $12.6 billion and $13.4 billion in 2000, 1999 and 1998, respectively. Gross gains of $213 million, $200 million and $314 million and gross losses of $432 million, $223 million and $203 million in 2000, 1999 and 1998, respectively, were realized on those sales.

   Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion at December 31, 2000 and 1999.

   The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      --------------------------------------------------------------------------
                                                    AMORTIZED
      ($ in millions)                                  COST          FAIR VALUE
      --------------------------------------------------------------------------
      MATURITY:
         Due in one year or less                     $ 1,556          $ 1,545
         Due after 1 year through 5 years              7,789            7,839
         Due after 5 years through 10 years            5,606            5,640
         Due after 10 years                            6,112            6,161
                                                     ------------------------
                                                      21,063           21,185
                                                     ------------------------
         Mortgage-backed securities                    5,492            5,627
      --------------------------------------------------------------------------
            Total Maturity                           $26,555          $26,812
      --------------------------------------------------------------------------


   The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

   At December 31, 2000 and 1999, the Company held CMOs classified as available for sale with a fair value of $4.4 billion and $3.8 billion, respectively. Approximately 49% and 52%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2000 and 1999. In addition, the Company held $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2000 and 1999. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. See Note 14. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2000 and 1999, the Company held collateral of $1.5 billion and $561.1 million, respectively.

   EQUITY SECURITIES

   The cost and fair values of investments in equity securities were as follows:

      ------------------------------------------------------------------------------------------
                                                              GROSS          GROSS
      EQUITY SECURITIES:                                    UNREALIZED     UNREALIZED     FAIR
      ($ in millions)                             COST         GAINS         LOSSES       VALUE
      ------------------------------------------------------------------------------------------
      DECEMBER 31, 2000
         Common stocks                            $139          $ 11          $25          $125
         Non-redeemable preferred stocks           492             7           32           467
      ------------------------------------------------------------------------------------------
            Total Equity Securities               $631          $ 18          $57          $592
      ------------------------------------------------------------------------------------------

      DECEMBER 31, 1999
         Common stocks                            $195          $123          $ 4          $314
         Non-redeemable preferred stocks           496            15           41           470
      ------------------------------------------------------------------------------------------
            Total Equity Securities               $691          $138          $45          $784
      ------------------------------------------------------------------------------------------

   Proceeds from sales of equity securities were $397 million, $100 million and $212 million in 2000, 1999 and 1998, respectively. Gross gains of $107 million, $15 million and $30 million and gross losses of $16 million, $8 million and $24 million in 2000, 1999 and 1998, respectively, were realized on those sales.

   MORTGAGE LOANS AND REAL ESTATE HELD FOR SALE

   At December 31, 2000 and 1999, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:

      --------------------------------------------------------------------------------------
      ($ in millions)                                                 2000            1999
      --------------------------------------------------------------------------------------
      Current Mortgage Loans                                         $2,144          $2,228
      Underperforming Mortgage Loans                                     43              57
                                                                     ----------------------
         Total Mortgage Loans                                         2,187           2,285
                                                                     ----------------------

      Real Estate Held For Sale - Foreclosed                             18             223
      Real Estate Held For Sale - Investment                             13              13
      --------------------------------------------------------------------------------------
         Total Real Estate                                               31             236
      --------------------------------------------------------------------------------------
         Total Mortgage Loans and Real Estate Held for Sale          $2,218          $2,521
      ======================================================================================

   Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)
   Aggregate annual maturities on mortgage loans at December 31, 2000 are as follows:

      ---------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ in millions)
      ---------------------------------------------
      Past Maturity                         $   32
      2001                                     259
      2002                                     152
      2003                                     172
      2004                                     167
      2005                                     124
      Thereafter                             1,281
      ---------------------------------------------
         Total                              $2,187
      ---------------------------------------------

   TRADING SECURITIES

   Trading securities of the Company are held in Tribeca Investments LLC. See
   Note 12.

      -------------------------------------------------------------------------
      ($ in millions)                                     2000           1999
      -------------------------------------------------------------------------
      TRADING SECURITIES OWNED

      Convertible bond arbitrage                         $1,474          $1,045
      Merger arbitrage                                      309             421
      Other                                                  87             212
      -------------------------------------------------------------------------
         Total                                           $1,870          $1,678
      -------------------------------------------------------------------------

      TRADING SECURITIES SOLD NOT YET PURCHASED

      Convertible bond arbitrage                         $  845          $  799
      Merger arbitrage                                      205             299
      Other                                                  59              --
      -------------------------------------------------------------------------
         Total                                           $1,109          $1,098
      -------------------------------------------------------------------------

   The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

   OTHER INVESTED ASSETS
   Other invested assets are composed of the following:

      ------------------------------------------------------------------------
      ($ in millions)                                    2000           1999
      ------------------------------------------------------------------------
      Investment in Citigroup preferred stock          $  987          $  987
      Partnership investments                             807             592
      Real estate joint ventures                          535             502
      Other                                                27              17
      ------------------------------------------------------------------------
      Total                                            $2,356          $2,098
      ------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   CONCENTRATIONS

   At December 31, 2000 and 1999, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 14.

   The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

   The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

      --------------------------------------------------
      ($ in millions)                  2000      1999
      --------------------------------------------------
      Electric Utilities              $2,244    $1,653
      Banking                          2,078     1,906
      Finance                          1,836     1,571
      --------------------------------------------------

   The Company held investments in foreign banks in the amount of $1,082 million and $1,012 million at December 31, 2000 and 1999, respectively, which are included in the table above. Below investment grade assets included in the preceding table were not significant.

   Included in fixed maturities are below investment grade assets totaling $2.0 billion and $2.2 billion at December 31, 2000 and 1999, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

   Mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state. Also, there is no significant mortgage loan investment in a particular property type.

   The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

   NON-INCOME PRODUCING INVESTMENTS

   Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

   RESTRUCTURED INVESTMENTS

   The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2000 and 1999. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2000 and in 1999. Interest on these assets, included in net investment income, was also insignificant in 2000 and 1999.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   NET INVESTMENT INCOME

      ---------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000      1999       1998
      ($ in millions)
      ---------------------------------------------------------------------
      GROSS INVESTMENT INCOME
         Fixed maturities                      $2,061    $1,806     $1,598
         Mortgage loans                           223       235        295
         Trading                                  208       141         43
         Joint ventures and partnerships          150       141         74
         Other, including policy loans            237       287        240
      ---------------------------------------------------------------------
      Total Gross Investment Income             2,879     2,610      2,250
      ---------------------------------------------------------------------
      Investment expenses                         149       104         65
      ---------------------------------------------------------------------
      Net Investment Income                    $2,730    $2,506     $2,185
      ---------------------------------------------------------------------

   REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

   Net realized investment gains (losses) for the periods were as follows:

      ---------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000      1999       1998
      ($ in millions)
      ---------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
         Fixed maturities                      $(219)       $(23)     $111
         Equity securities                        91           7         6
         Mortgage loans                           27          29        21
         Real estate held for sale                25         108        16
         Other                                    (1)         (8)       (5)
      ---------------------------------------------------------------------
                Total Realized Investment
                  Gains (Losses)               $ (77)       $113      $149
      ---------------------------------------------------------------------

   Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:

      ---------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                             2000             1999             1998
      ($ in millions)
      ---------------------------------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
         Fixed maturities                                        $ 891           $(1,554)          $    91
         Equity securities                                        (132)               49                13
         Other                                                      14               (30)             (169)
      ---------------------------------------------------------------------------------------------------
            Total Unrealized Investment Gains (Losses)             773            (1,535)              (65)
      ---------------------------------------------------------------------------------------------------

         Related taxes                                             271              (539)              (20)
      ---------------------------------------------------------------------------------------------------
         Change in unrealized investment gains (losses)            502              (996)              (45)
         Transferred to paid in capital, net of tax                 --                --              (585)
         Balance beginning of year                                (398)              598             1,228
      ---------------------------------------------------------------------------------------------------
            Balance End of Year                                  $ 104           $  (398)          $   598
      ---------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   In 1998 Citigroup common stock owned by the Company was converted to Citigroup preferred stock. The balance of unrealized appreciation on the common stock was transferred to additional paid in capital.

   Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock.


5. REINSURANCE

   The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

   Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $252.5 billion and $222.5 billion at December 31, 2000 and 1999.

   The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

   A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

      WRITTEN PREMIUMS                          2000      1999       1998
     ----------------------------------------------------------------------
      Direct                                   $2,634    $2,274     $2,310
      Assumed from:
         Non-affiliated companies                  --        --         --
      Ceded to:
         Affiliated companies                   (195)     (206)      (242)
         Non-affiliated companies               (465)     (322)      (317)
     ----------------------------------------------------------------------
      Total Net Written Premiums               $1,974    $1,746     $1,751
     ======================================================================

      EARNED PREMIUMS                           2000      1999       1998
     ----------------------------------------------------------------------
      Direct                                   $2,644    $2,248     $2,286
      Assumed from:
         Non-affiliated companies                  --        --         --
      Ceded to:
         Affiliated companies                   (216)     (193)      (251)
         Non-affiliated companies               (462)     (327)      (308)
     ----------------------------------------------------------------------
      Total Net Earned Premiums                $1,966    $1,728     $1,727
     ======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Reinsurance recoverables at December 31, 2000 and 1999 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

      REINSURANCE RECOVERABLES                  2000      1999
     -----------------------------------------------------------
      Life and Accident and Health Business:
         Non-affiliated companies              $2,024    $1,221
      Property-Casualty Business:
         Affiliated companies                   1,953     2,013
     -----------------------------------------------------------
      Total Reinsurance Recoverables           $3,977    $3,234
     ===========================================================

   Reinsurance recoverables include $820 million from General Electric Capital Assurance Company at December 31, 2000, related to the July 1, 2000 indemnity reinsurance transaction. Reinsurance recoverables also include $539 million and $569 million, from The Metropolitan Life Insurance Company as of December 31, 2000 and 1999, respectively.

6. DEPOSIT FUNDS AND RESERVES

   At December 31, 2000 and 1999, the Company had $29.7 billion and $27.0 billion of life and annuity deposit funds and reserves, respectively. Of that total, $16.4 billion and $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $13.3 billion and $13.2 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $2.9 billion and $2.1 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $4.9 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.5% and 4.6%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.5 billion and $6.2 billion of liabilities are surrenderable without charge. More than 10.5% and 12.7% of these relate to individual life products for 2000 and 1999, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.


7. COMMERCIAL PAPER AND LINES OF CREDIT

   TIC has issued commercial paper directly to investors in prior years. No commercial paper was outstanding at December 31, 2000 or December 31, 1999. TIC must maintain bank lines of credit at least equal to the amount of the outstanding commercial paper. Citigroup and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to Citigroup or TIC. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in June 2001. At December 31, 2000 and 1999, no credit under this agreement was allocated to TIC. Under this facility TIC is required to maintain certain minimum equity and risk-based capital levels. At December 31, 2000, the Company was in compliance with these provisions. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a contractually negotiated margin.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


8. FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE

      ($ in millions)
      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000            1999            1998
      ----------------------------------------------------------------------------------
      Income Before Federal Income Taxes        $ 1,654         $ 1,592         $ 1,383
      Statutory Tax Rate                             35%             35%             35%
      ----------------------------------------------------------------------------------
      Expected Federal Income Taxes                 579             557             484
      Tax Effect of:
         Non-taxable investment income              (19)            (19)             (5)
         Other, net                                  (9)              7               2
      ----------------------------------------------------------------------------------
      Federal Income Taxes                      $   551         $   545         $   481
      ==================================================================================
      Effective Tax Rate                             33%             34%             35%
      ----------------------------------------------------------------------------------

      COMPOSITION OF FEDERAL INCOME TAXES
      Current:
         United States                          $   429         $   377         $   418
         Foreign                                     33              32              24
      ----------------------------------------------------------------------------------
         Total                                      462             409             442
      ----------------------------------------------------------------------------------
      Deferred:
         United States                               96             143              40
         Foreign                                     (7)             (7)             (1)
      ----------------------------------------------------------------------------------
         Total                                       89             136              39
      ----------------------------------------------------------------------------------
      Federal Income Taxes                      $   551         $   545         $   481
      ==================================================================================

   Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2000, 1999 and 1998 were $24 million, $17 million and $17 million, respectively.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The net deferred tax liabilities at December 31, 2000 and 1999 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ------------------------------------------------------------------------------------------
      ($ in millions)                                                       2000          1999
      ------------------------------------------------------------------------------------------
      Deferred Tax Assets:
         Benefit, reinsurance and other reserves                          $   667        $ 645
         Operating lease reserves                                              66           70
         Investments, net                                                      --           11
         Other employee benefits                                              102          106
         Other                                                                139          142
      ------------------------------------------------------------------------------------------
            Total                                                             974          974
      ------------------------------------------------------------------------------------------

      Deferred Tax Liabilities:
         Deferred acquisition costs and value of insurance in force          (843)        (773)
         Investments, net                                                    (308)          --
         Other                                                               (107)        (124)
      ------------------------------------------------------------------------------------------
            Total                                                          (1,258)        (897)
      ------------------------------------------------------------------------------------------
      Net Deferred Tax (Liability) Asset Before Valuation Allowance          (284)          77
      Valuation Allowance for Deferred Tax Assets                               0         (100)
      ------------------------------------------------------------------------------------------
      Net Deferred Tax Liability After Valuation Allowance                $  (284)       $ (23)
      ------------------------------------------------------------------------------------------

   The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

   The elimination of the valuation allowance for deferred tax assets in 2000 resulted from an analysis of the availability of capital gains to offset capital losses. In management's opinion, there will be adequate capital gains to make realization of existing capital losses more likely than not. The reduction in the valuation allowance was recognized by reducing goodwill.

   At December 31, 2000, the Company had no ordinary or capital loss carryforwards.

   The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9. SHAREHOLDER'S EQUITY

   Shareholder's Equity and Dividend Availability

   The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $981 million, $890 million and $702 million for the years ended December 31, 2000, 1999 and 1998, respectively.

   The Company's statutory capital and surplus was $5.16 billion and $5.03 billion at December 31, 2000 and 1999, respectively.

   Effective January 1, 2001, the Company will prepare its statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

   The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $984 million is available by the end of the year 2001 for such dividends without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk-based capital levels. The Company was in compliance with these covenants at December 31, 2000 and 1999. The Company paid dividends of $860 million, $550 million and $110 million in 2000, 1999 and 1998, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9.   SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax
--------------------------------------------------------------------------------

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:
--------------------------------------------------------------------------------

                                                              NET UNREALIZED       FOREIGN            ACCUMULATED OTHER
                                                              GAIN (LOSS) ON       CURRENCY           CHANGES IN EQUITY
                                                              INVESTMENT           TRANSLATION        FROM  NON-OWNER
($ in millions)                                               SECURITIES           ADJUSTMENTS        SOURCES
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, JANUARY 1, 1998                                             $545                $(10)                  $535
Unrealized gains on investment securities,
     Net of tax of $85                                                159                   -                    159
Less: reclassification adjustment for gains
     Included in net income, net of tax of $52                         97                   -                     97
Foreign currency translation adjustment,
     Net of tax of $2                                                   -                   1                      1
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                  62                   1                     63
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                                            607                  (9)                   598
Unrealized losses on investment securities,
     Net of tax of $497                                              (923)                  -                   (923)
Less: reclassification adjustment for gains
     Included in net income, net of tax of $40                         73                   -                     73
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                (996)                  -                    (996)
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                                           (389)                 (9)                   (398)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain on investment securities,
     Net of tax of $297                                               551                   -                     551
Less: reclassification adjustment for losses
     Included in net income, net of tax of $(27)                      (50)                  -                     (50)
Foreign currency translation adjustment,
     Net of tax of $1                                                   -                   1                       1
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                 501                   1                     502
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                                            112                  (8)                    104
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


10.  BENEFIT PLANS

     Pension and Other Postretirement Benefits
     -----------------------------------------

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2000, 1999 and 1998.

     401(k) Savings Plan
     -------------------

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2000, 1999 and 1998.


11.  LEASES

     Most leasing functions for TIGI and its subsidiaries are administered by Travelers Property Casualty Corp. (TPC). Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $30 million, and $24 million in 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,                              MINIMUM OPERATING
        ($ in millions)                                        RENTAL PAYMENTS
--------------------------------------------------------------------------------

        2001                                                       $49
        2002                                                        48
        2003                                                        47
        2004                                                        43
        2005                                                        41
        Thereafter                                                 283
--------------------------------------------------------------------------------
        Total Rental Payments                                     $511
--------------------------------------------------------------------------------


     Future sublease rental income of approximately $90 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $182 million, by an affiliate. Minimum future capital lease payments are not significant.

     The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments
     --------------------------------

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, currency swaps, equity swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company, through Tribeca Investments LLC, a subsidiary that is a broker/dealer, holds and issues derivative instruments for trading purposes. All of these derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 2000 and 1999, the Company held financial futures contracts with notional amounts of $493 million and $255 million, respectively. These financial futures had no deferred gain or deferred loss in 2000, and a deferred gain of $1.8 million and a deferred loss of $.5 million in 1999. Total gains of $6.9 million from financial futures were deferred at December 31, 1999, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. There were no deferred amounts at December 31, 2000. At December 31, 2000 and 1999, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 2000 and 1999, the Company held interest rate swap contracts with notional amounts of $1,904 million and $1,498 million, respectively. The fair value of these financial instruments was $8.4 million (gain position) and $21.2 million (loss position) at December 31, 2000 and was $25.1 million (gain position) and $26.3 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with corresponding funding agreements issued in foreign currencies. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon the prevailing foreign exchange rate. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 2000 and 1999, the Company held currency swap contracts with notional amounts of $974.0 million and $732.7 million, respectively. The fair value of these financial instruments was $1.0 million (gain position) and $144.3 million (loss position) at December 31, 2000, respectively, and $59.0 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     At December 31, 2000 and 1999, the Company held interest rate, currency and equity swap contracts with affiliate counterparties with a notional amount of $168.7 million and $207.5 million, respectively, and a fair value of $8.3 million (gain position) and $22.6 million (loss position), respectively.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 2000 and 1999, the Company held equity options with notional amounts of $462.3 million and $275.4 million, respectively. The fair value of these financial instruments was $14.4 million (gain position) and $32.6 million (gain position) at December 31, 2000 and 1999, respectively. The fair value of these contracts represents the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 2000 and 1999.

     The off-balance sheet risk of derivative instruments held for trading purposes was not significant at December 31, 2000 and 1999.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Financial Instruments with Off-Balance Sheet Risk
     -------------------------------------------------
     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 2000 and 1999. The Company had unfunded commitments to partnerships with a value of $491.2 million and $459.8 million at December 31, 2000 and 1999, respectively.

     Fair Value of Certain Financial Instruments
     -------------------------------------------
     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, "Disclosure about Fair Value of Financial Instruments", and therefore are not included in the amounts discussed.

     At December 31, 2000 and 1999, investments in fixed maturities had a carrying value and a fair value of $26.8 billion and $23.9 billion, respectively. See Notes 1 and 4.

     At December 31, 2000, mortgage loans had a carrying value of $2.2 billion and a fair value of $2.2 billion and in 1999 had a carrying value of $2.3 billion and a fair value of $2.3 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     Citigroup Preferred Stock, included in other invested assets, had a carrying value and fair value of $987 million at December 31, 2000 and 1999.

     At December 31, 2000, contractholder funds with defined maturities had a carrying value of $6.8 billion and a fair value of $6.7 billion, compared with a carrying value and a fair value of $5.0 billion and $4.7 billion at December 31, 1999. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 1999. These contracts generally are valued at surrender value.

     The carrying values of $588 million and $228 million of financial instruments classified as other assets approximated their fair values at December 31, 2000 and 1999, respectively. The carrying values of $2.4 billion and $1.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2000 and 1999, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $376 million at December 31, 2000, compared with a carrying value and a fair value of $251 million at December 31, 1999. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $376 million at December 31, 2000, compared with a carrying value and a fair value of $251 million at December 31, 1999.

     The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

     The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk
     -------------------------------------------------
     See Note 12 for a discussion of financial instruments with off-balance sheet risk.

     Litigation
     ----------

     In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

     The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 2000, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


14.  RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Company handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2000 and 1999, the pool totaled approximately $4.4 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $1.8 billion and $1.0 billion at December 31, 2000 and 1999, respectively, and is included in short-term securities in the consolidated balance sheet.

     The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $1.9 billion, $1.4 billion, and $1.3 billion in 2000, 1999 and 1998, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company also markets individual annuity and life and health insurance through CitiStreet Retirement Services, LLC (formerly The Copeland Companies) a division of CitiStreet a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.8 billion, $1.6 billion and $1.3 billion in 2000, 1999 and 1998, respectively.

     During 1998, the Company began distributing individual annuity products through an affiliate Citibank, NA, (Citibank). Deposits received from Citibank were $392 million in 2000 and were insignificant in 1999 and 1998.

     At December 31, 2000 and 1999 the Company had outstanding loaned securities to SSB for $234.1 million and $123.0 million, respectively.

     Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2000 and 1999, carried at cost. Dividends received on this investment were $32 million in 2000 and $32 million in 1999.

     The Company sells structured settlement annuities to the insurance subsidiaries of TPC in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $191 million, $156 million, and $104 million for 2000, 1999 and 1998, respectively. Reserves and contractholder funds related to these annuities amounted to $811 million and $798 million in 2000 and 1999, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     Primerica Life has entered into a General Agency Agreement with Primerica Financial Services, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 2000, 1999, and 1998 the fees paid by Primerica Life were $12.5 million.

     In 1998 Primerica became a distributor of products for Travelers Life & Annuity. Primerica sold $1.03 billion, $903 million and $256 million of individual annuities in 2000, 1999 and 1998, respectively.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options. During 2000, Citigroup introduced the Citigroup 2000 Stock Purchase Plan, which allowed eligible employees of Citigroup including the Company's employees to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date.

     The Company also participates in the Citigroup Capital Accumulation Plan. Participating officers and other key employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restriction period by the participant, who is required to render service to the Company during the restricted period.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2000, 1999 and 1998.

     The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

     Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

------------------------------------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                    2000             1999             1998
       ($ in millions)
------------------------------------------------------------------------------------------------------------------------------------

       Net income, as reported                                    $1,103           $1,047           $902
       FAS 123 pro forma adjustments, after tax                      (19)             (16)           (13)
------------------------------------------------------------------------------------------------------------------------------------
       Net income, pro forma                                      $1,084           $1,031           $889
------------------------------------------------------------------------------------------------------------------------------------

       The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

------------------------------------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                    2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
       Expected volatility of Citigroup Stock                        41.5%        44.1%              37.1%
       Risk-free interest rate                                       6.23%        5.29%              5.83%
------------------------------------------------------------------------------------------------------------------------------------
       Expected annual dividend per Citigroup share                 $0.78        $0.47               $0.32
------------------------------------------------------------------------------------------------------------------------------------
       Expected annual forfeiture rate                                  5%           5%                  5%
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:

------------------------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                              2000            1999           1998
        ($ in millions)
------------------------------------------------------------------------------------------------------------------------------------

        Net Income From Continuing Operations                                      $1,103         $1,047           $902
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized (gains) losses                                               77          (113)           (149)
                 Deferred federal income taxes                                         89           136              39
                 Amortization of deferred policy acquisition costs                    347           315             275
                 Additions to deferred policy acquisition costs                      (648)         (686)           (566)
                 Investment income                                                   (384)         (221)           (202)
                 Premium balances                                                      20           (13)             36
                 Insurance reserves and accrued expenses                              559           411             335
                 Other                                                                 77            99             205
------------------------------------------------------------------------------------------------------------------------------------
                 Net cash provided by operations                                   $1,240          $975            $875
------------------------------------------------------------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999 and the conversion of Citigroup common stock into Citigroup preferred stock valued at $987 million in 1998.

                          TRAVELERS RETIREMENT PRODUCT
                                VARIABLE ANNUITY




                       STATEMENT OF ADDITIONAL INFORMATION
                              SEPARATE ACCOUNT FIVE












                              Individual and Group
                            Variable Annuity Contract
                                    issued by





                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183







L-21256S                                                               May 2001

                                     PART C

                                Other Information

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

             Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statement of Changes in Net Assets for the year ended December 31, 2000 and the period June 9, 1999 to December 31, 1999
             Statement of Investments as of December 31, 2000
             Notes to Financial Statements

       The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

             Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998
             Consolidated Balance Sheets as of December 31, 2000 and 1999 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2000, 1999 and 1998
             Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998
             Notes to Consolidated Financial Statements


(b)  Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed July 9, 1998.)

2.     Not Applicable.

3(a). Distribution and Management Principal Underwriting among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-27689, filed April 6, 2001.

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed July 9, 1998.)

10.    Consent of KPMG LLP, Independent Certified Public Accountants.

13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

15(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 20, 2000.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed February 26, 2001.)

15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed March 28, 2001.)



Item 25.  Directors and Officers of the Depositor

George C. Kokulis*                                          Director, President and Chief Executive Officer
Glenn D. Lammey*                                            Director, Executive Vice President, Chief Financial Officer,
                                                              Chief Accounting Officer and Controller
Mary Jean Thornton*                                         Executive Vice President and Chief Information Officer
Stuart Baritz***                                            Senior Vice President
William H. Heyman**                                         Senior Vice President
William R. Hogan*                                           Director, Senior Vice President
Marla Berman Lewitus*                                       Director, Senior Vice President and General Counsel
Brendan Lynch*                                              Senior Vice President
Warren H. May*                                              Senior Vice President
Kathleen Preston*                                           Senior Vice President
Robert J. Price**                                           Senior Vice President
David A. Tyson*                                             Senior Vice President
F. Denney Voss**                                            Senior Vice President
David A. Golino*                                            Vice President
Donald R. Munson, Jr.*                                      Vice President
Tim W. Still*                                               Vice President
Anthony Cocolla*                                            Second Vice President

Linn K. Richardson*                                         Second Vice President and Actuary
Paul Weissman*                                              Second Vice President and Actuary
Ernest J. Wright*                                           Vice President and Secretary
Kathleen A. McGah*                                          Assistant Secretary and
                                                              Deputy General Counsel


Principal Business Address:
*       The Travelers Insurance Company        **      Citigroup Inc.
        One Tower Square                               399 Park Avenue
        Hartford, CT  06183                            New York, N.Y. 10048

***     Travelers Portfolio Group
        1345 Avenue of the Americas
        New York, NY 10105


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

       Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-27689, filed April 6, 2001.


Item 27. Number of Contract Owners

As of February 29, 2001, 217 contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 28. Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriter

(a)    Travelers Distribution LLC
       One Tower Square - 8 MS
       Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account.


(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c)    Not Applicable

Item 30. Location of Accounts and Records

(1)    The Travelers Insurance Company
       One Tower Square
       Hartford, Connecticut 06183


Item 31. Management Services

Not Applicable.


Item 32. Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 25th day of April, 2001.


           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                                 By: *GLENN D. LAMMEY
                                      -----------------------------------------
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 25th day of April 2001.



*GEORGE C. KOKULIS               Director, President and Chief Executive Officer
----------------------           (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                 Director, Chief Financial Officer,
----------------------           Chief Accounting Officer and Controller
(Glenn D. Lammey)                (Principal Financial Officer)



*MARLA BERMAN LEWITUS            Director
----------------------
(Marla Berman Lewitus)


*WILLIAM R. HOGAN                Director
----------------------
(William R. Hogan)




*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.               Description                                  Method of Filing
---               -----------                                  ----------------


   10             Consent of KPMG LLP, Independent              Electronically
                  Certified Public Accountants.